C.M. LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2023 and 2022 and

for the years ended December 31, 2023, 2022 and 2021

C.M. LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Independent Auditors’ Report

Audit Committee of the Board of Directors

C.M. Life Insurance Company:

Opinions

We have audited the financial statements of C.M. Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2023 and 2022, and the related statutory statements of operations and changes in capital and surplus, and cash flows for the three-year period ended December 31, 2023, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for the three-year period ended December 31, 2023 in accordance with accounting practices prescribed or permitted by the State of Connecticut Insurance Department described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the State of Connecticut Insurance Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

As discussed in Note 3 to the financial statements, in 2023, the Company adopted INT 23-01T - Disallowed IMR. Our opinions are not modified with respect to this matter.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the State of Connecticut Insurance Department.

Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.
●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
2

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Hartford, Connecticut

February 27, 2024

3

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,	December 31,
	2023	2022
	($ In Millions, except for par value)

Assets:
Bonds	$2,617	$3,736
Preferred stocks	5	7
Common stock – subsidiary and affiliate	239	275
Common stocks – unaffiliated	7	2
Mortgage loans	803	918
Policy loans	144	146
Partnerships and limited liability companies	147	171
Derivatives	562	724
Cash, cash equivalents and short-term investments	740	57
Other invested assets	225	334
Total invested assets	5,489	6,370
Investment income due and accrued	84	105
Federal income taxes	37	32
Deferred income taxes	24	23
Other than invested assets	179	16
Total assets excluding separate accounts	5,813	6,546
Separate account assets	1,732	1,553
Total assets	$7,545	$8,099
Liabilities:
Policyholders’ reserves	$3,179	$3,709
Liabilities for deposit-type contracts	56	68
Contract claims and other benefits	10	8
Transfers due from separate accounts	(1)	(2)
Payable to parent	17	24
Asset valuation reserve	76	93
Collateral	87	203
Derivatives	279	480
Other liabilities	205	183
Total liabilities excluding separate accounts	3,908	4,766
Separate account liabilities	1,732	1,553
Total liabilities	5,640	6,319
Capital and Surplus:
Common stock, $200 par value 50,000 shares authorized, 12,500 shares issued and outstanding	3	3
Paid-in and contributed surplus	450	450
Surplus	1,452	1,327
Total capital and surplus	1,905	1,780
Total liabilities and capital and surplus	$7,545	$8,099

See accompanying notes to statutory financial statements

4

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Revenue:
Premium income	$127	$224	$277
Net investment income	211	268	280
Fees and other income	77	99	100
Total revenue	415	591	657
Benefits, expenses and other deductions:
Policyholders’ benefits	914	641	618
Change in policyholders’ reserves	(634)	(276)	(168)
General insurance expenses	42	60	65
Commissions	21	37	41
State taxes, licenses and fees	7	9	9
Other deductions	1	(23)	(5)
Total benefits, expenses and other deductions	351	448	560
Net gain from operations before federal income taxes	64	143	97
Federal income tax expense	8	19	11
Net gain from operations	56	124	86
Net realized capital (losses) gains	(15)	16	2
Net income	$41	$140	$88

See accompanying notes to statutory financial statements

5

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Capital and surplus, beginning of year	$1,780	$1,634	$1,739
Net increase due to:
Net income	41	140	88
Change in net unrealized capital gains (losses)	(6)	169	(10)
Change in net unrealized foreign exchange capital gains (losses), net of tax	27	(49)	(18)
Change in other net deferred income taxes	14	35	14
Change in nonadmitted assets	38	(41)	3
Change in asset valuation reserve	17	12	(2)
Prior period adjustments	(5)	-	-
Dividend paid	-	(163)	(173)
Contributions received	-	50	-
Other	(1)	(7)	(7)
Net increase	125	146	(105)
Capital and surplus, end of year	$1,905	$1,780	$1,634

See accompanying notes to statutory financial statements

6

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended
	December 31,
	2023	2022	2021
	(In Millions)
Cash from operations:
Premium and other income collected	$198	$317	$383
Net investment income	220	247	287
Benefit payments	(919)	(625)	(643)
Net transfers from separate accounts	100	106	149
Commissions and other expenses	(58)	(99)	(123)
Federal and foreign income taxes paid	(5)	(39)	(24)
Net cash (applied to) from operations	(464)	(93)	29
Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	1,327	727	873
Preferred and common stocks – unaffiliated	-	4	7
Common stocks – affiliated	19	-	-
Mortgage loans	173	161	130
Partnerships and limited liability companies	31	41	19
Derivatives	(13)	(168)	(21)
Other	109	(46)	64
Total investment proceeds	1,646	719	1,072
Cost of investments acquired:
Bonds	(231)	(528)	(802)
Preferred and common stocks – unaffiliated	-	(1)	(5)
Common stocks – affiliated	-	(1)	(2)
Mortgage loans	(61)	(37)	(234)
Partnerships and limited liability companies	(17)	(32)	(25)
Derivatives	-	(12)	(8)
Total investments acquired	(309)	(611)	(1,076)
Net increase in policy loans	1	-	7
Net cash from investing activities	1,338	108	3
Cash from financing and miscellaneous sources:
Net (withdrawals) deposits on deposit-type contracts	(14)	(6)	1
Change in collateral	(162)	37	(83)
Dividend paid	-	(163)	(173)
Contribution received		50	-
Other cash (used) provided	(15)	(22)	34
Net cash (used in) from financing and miscellaneous sources	(191)	(104)	(221)
Net change in cash, cash equivalents and short-term investments	683	(89)	(189)
Cash, cash equivalents and short-term investments, beginning of year	57	146	335
Cash, cash equivalents and short-term investments, end of year	$740	$57	$146

See accompanying notes to statutory financial statements

7

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.        Nature of operations

These statutory financial statements include C.M. Life Insurance Company (the Company), a wholly owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual). The Company is domiciled in the State of Connecticut. It provides life insurance and annuities to individuals and group life insurance to institutions.

Massachusetts Mutual Life Insurance Company (MassMutual or the Company), a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance (DI), individual and group annuities and guaranteed interest contracts (GIC) to individual and institutional customers in all 50 states of the United States of America (U.S.), the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s MassMutual Financial Advisors (MMFA), MassMutual Strategic Distributors (MMSD), Institutional Solutions (IS) and Worksite distribution channels.

MMFA is a sales force of financial professionals that operate in the U.S. MMFA sells individual life, individual annuities, hybrid life and long-term care (LTC) and DI. The Company’s MMSD channel sells life insurance, disability, annuity, and hybrid life and LTC solutions through a network of third-party distribution partners. The Company’s IS distribution channel places group annuities, life insurance and GIC primarily through retirement advisory firms, actuarial consulting firms, investment banks, insurance benefit advisors and investment management companies. The Company’s Worksite channel works with advisors and employers across the country to provide American workers with voluntary and executive benefits such as group whole life, critical illness, accident insurance and DI, through the workplace.

2.        Summary of significant accounting policies

a.        Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the State of Connecticut Insurance Department (the Department).

Statutory accounting principles are different in some respects from financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The more significant differences between statutory accounting principles and U.S. GAAP are as follows:

Invested assets

•	Bonds are generally carried at amortized cost, whereas U.S. GAAP reports bonds at fair value for bonds available for sale and trading or at amortized cost for bonds held to maturity (HTM)
•	Changes in the fair value of derivative financial instruments are recorded as changes in capital and surplus, whereas U.S. GAAP generally reports these changes as revenue unless deemed an effective hedge
•	Embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value
•	Income recognition on partnerships and limited liability companies, which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP is without limitation
•	Certain majority-owned subsidiaries are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities
•	Starting on January 1, 2022, the Company adopted the current expected credit loss (CECL) impairment model for U.S. GAAP, which only applies to financial assets carried at amortized cost, including mortgage loans, equipment loans, HTM debt securities, and trade, lease, reinsurance and other receivables. CECL is based on expected credit losses rather than incurred losses. All financial assets within scope of CECL will have a credit loss allowance. The adopted guidance also changes the incurred loss model on AFS debt securities to be an allowance for credit losses with potential recoverability Refer to Note 2z. “Net realized capital (losses) gains
8

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining other-than-temporary impairments (OTTI)

Policyholders’ liabilities

•	Statutory policy reserves are based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions at the time of issuance, whereas U.S. GAAP policy reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates, at time of issuance, of future mortality, morbidity, persistency and interest
•	Liabilities for policyholders’ reserves, unearned premium, and unpaid claims are presented net of reinsurance ceded, whereas U.S. GAAP would present the liabilities on a direct basis and report an asset for the amounts recoverable or due from reinsurers
•	Payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances

General insurance expenses and commissions

•	Certain acquisition costs, such as commissions and other variable costs, directly related to successfully acquiring new business are charged to current operations as incurred, whereas U.S. GAAP generally would capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over the premium payment period

Net realized capital (losses) gains

•	After-tax realized capital (losses) gains that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue

Capital and surplus

•	Changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income without limitation
•	Assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, net of any valuation allowances
•	An asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of partnerships and limited liability companies and certain common stocks as well as credit-related changes in the value of bonds, mortgage loans and certain derivatives, whereas U.S. GAAP does not record this reserve
•	Changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Consolidated Statutory Statements of Changes in Capital and Surplus, whereas U.S. GAAP follows the CECL impairment model effective 1/1/2022
•	Statutory Statements of Changes in Capital and Surplus includes net income, change in net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in other net deferred income taxes, change in nonadmitted assets, change in AVR, prior period adjustments, whereas U.S. GAAP presents net income as retained earnings and net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses) as other comprehensive income
•	The change in the fair value for unaffiliated common stock is recorded in surplus, whereas the change in the fair value for ownership interests in an entity not accounted for under the equity method or consolidated are recorded in revenue for U.S. GAAP
9

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, OTTI, the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTA), the liability for taxes and the liability for litigation or other contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

b.        Corrections of errors and reclassifications

For the years ended December 31, 2023 and 2022, corrections of prior years’ errors were recorded in surplus, net of tax:

	Years Ended December 31, 2023 and 2022
	Increase (Decrease) to:
	Prior		Current		Asset
	Years’		Year		or Liability
	Net Income		Surplus		Balances
	(In Millions)
	2023	2022	2023	2022	2023	2022
Investment income due and accrued	$(2)	$-	$(2)	$-	$(2)	$-
Policyholders’ reserves	(3)	(1)	(3)	(1)	3	1
Total	$(5)	$(1)	$(5)	$(1)

c.        Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other investments. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For loan-backed and structured securities, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies.

Fixed income securities, with the highest ratings from a rating agency follow the retrospective method of accounting.

All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly

10

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

transaction between willing market participants. Statutory accounting continues to utilize the other-than-temporary impairment(s) (OTTI) model described in Note 2y.

d.        Preferred stocks

Preferred stocks in good standing, those that are rated Categories 1 through 3 by the Securities Valuation Office (SVO) of the NAIC, are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the SVO of the NAIC, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, values provided by third-party organizations are used. If values provided by third-party organizations are unavailable, fair value is estimated using internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2y. “Realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

e.        Common stock - subsidiary and affiliate

The Company accounts for the value of its subsidiary and affiliate, primarily, MML Bay State Life Insurance Company (MML Bay State), a wholly owned stock life insurance subsidiary, at their underlying statutory net equity. MML Bay State’s operating results, less dividends declared, are reflected as net unrealized capital gains in the Statutory Statements of Changes in Capital and Surplus. Dividends are recorded in net investment income when declared. The cost basis of common stock – subsidiary and affiliate is adjusted for impairments deemed to be other than temporary consistent with common stocks - unaffiliated.

f.        Common stocks - unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by third-party organizations are used. If values from third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2y. “Realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

g.        Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium, discount, mortgage origination fees and valuation allowances. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for (a) impaired loans more than 60 days past due, (b) delinquent loans more than 90 days past due, or (c) loans that have interest that is not expected to be collected. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

Refer to Note 2y. “Realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

11

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.        Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy and amounts ceded to reinsurers.

i.        Partnerships and limited liability companies

Partnerships and limited liability companies, except for partnerships that generate and realize low income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into net investment income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

Refer to Note 2y. “Realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

j.        Derivatives

Derivatives are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based on an internal valuation process using market observable inputs that other market participants would use. Changes in the fair value of these instruments are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded in net realized (losses) gains. Amounts receivable and payable are accrued as net investment income.

k.        Cash, cash equivalents and short-term investments

Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less.

Short-term investments, which are carried at amortized cost, consist of short-term bonds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

12

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

l.         Investment income due and accrued

Accrued investment income consists primarily of interest, which is recognized on an accrual basis.

m.       Other than invested assets

Other than invested assets primarily includes deferred and uncollected life insurance premium, reinsurance recoverables and other receivables.

n.        Separate accounts

Separate accounts and sub-accounts accounts are segregated funds administered and invested by the Company, the performance of which primarily benefits the policyholders/contract holders with an interest in the separate accounts. Group and individual variable annuity, variable life and other insurance policyholders/contract holders select from among the separate accounts and sub-accounts made available by the Company. The separate accounts and sub-accounts are offered as investment options under certain insurance contracts or policies. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. Separate account administrative and investment advisory fees are included in fees and other income.

The Company has only separate accounts classified as nonguaranteed for which the policyholder/contract holder assumes the investment risk.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Operations with the offset recorded in the change in policyholders’ reserves. Investment income, realized capital gains (losses) and unrealized capital gains (losses) on the assets of separate accounts accrue to policyholders/contract holders and are not recorded in the Statutory Statements of Operations.

o.        Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include the amount of DTAs (subject to certain limitations) that will not be realized by the end of the third calendar year following the current year end, certain investments in partnerships and limited liability companies for which qualifying audits are not performed, advances and prepayments, investment income due and accrued, and certain other receivables. Assets that are designated as nonadmitted are excluded from the Statutory Statements of Financial Position through a charge against shareholder’s equity.

p.        Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk.

Premium income, benefits to policyholders (including unpaid claims) and policyholders’ reserves are reported net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are recorded as revenue.

q.        Policyholders’ reserves

Policyholders’ reserves are developed by actuarial methods that will provide for the present value of estimated future obligations in excess of estimated future premium on policies in force and are determined based on either statutory prescribed mortality/morbidity tables using specified interest rates and valuation methods, or principles-based reserving under Valuation Manual VM-20 which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses.

13

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

On January 1, 2020, the Company transitioned from Actuarial Guideline 43 to VM-21 for valuing guaranteed living benefits on certain annuity products for statutory reserves

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statements of Operations.

The fixed index annuity (FIA) product offers guaranteed lifetime withdrawal benefit (GLWB). A GLWB provides the annuity contract holder with a guarantee that a minimum amount will be available for withdrawal annually for life regardless of the contract value.

Certain individual variable annuity and fixed annuity products offer GMDBs. The liability for GMDBs is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statement of Operations.

Tabular interest, tabular reserves, reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a Single Premium Immediate Annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

r.        Liabilities for deposit-type contracts

Liabilities for investment-type contracts such as supplementary contracts not involving life contingencies are based on account value or accepted actuarial methods using applicable interest rates.

s.        Transfers due from separate accounts

Transfers due from separate accounts represent a net receivable from the Company’s separate accounts.

t.        Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and DTAs or liabilities. Current tax expense (benefit) is reported in the Statutory Statements of Operations as federal income tax expense (benefit) if resulting from operations and within net realized capital (losses) gains if resulting from invested asset transactions. Changes in the balances of deferred taxes, which provide for book-to-tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of book-to-tax temporary differences, such as reserves and policy acquisition costs, and of book-to-tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates in the Statutory Statements of Operations that differ from the federal statutory tax rate.

14

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

u.        Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize shareholder’s equity against fluctuations in the carrying value of common stocks, real estate, partnerships and limited liability companies as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives. The AVR is reported as a liability within the Statutory Statements of Financial Position and the change in AVR, net of tax, is reported within the Statutory Statements of Changes in Capital and Surplus.

v.        Repurchase agreements

Repurchase agreements are contracts under which the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are carried at cost and accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability while the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

The carrying value reported in the Statutory Statements of Financial Position for repurchase agreements approximates the fair value.

w.        Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital (losses) gains, which result from changes in interest rates for all types of fixed-income investments and interest-related derivatives, are deferred into the IMR and amortized into net investment income using the grouped amortization method. In the grouped amortization method, assets are grouped based on years of maturity. IMR is reduced by the amount ceded to reinsurers when entering into in force coinsurance ceding agreements. The IMR is included in other liabilities, or if negative, is recorded as a nonadmitted asset.

x.        Other liabilities

Other liabilities primarily consist of interest due on derivatives, affiliated payables and remittances and items not allocated.

y.        Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments. Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

z.        Realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)

Realized capital (losses) gains, net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital (losses) gains, including OTTI, are recognized in net income and are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of bonds. OTTI is evaluated in a manner consistent with market participant assumptions. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established.

Bonds - corporate

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date.

The Company analyzes investments whose fair value is below the cost for impairment. Generally, if the investment experiences significant credit or interest rate related deterioration, the cost of the investment is not recoverable, or the Company intends to sell the investment before anticipated recovery, an OTTI is recognized as realized investment loss.

Bonds - loan-backed and structured securities

For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority.

ABS and MBS are evaluated for OTTI using scenarios and assumptions based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Cash flow estimates are based on these assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the underlying collateral values.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using multiple scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each CDO. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these multiple scenarios are assigned an expectation weight according to current market and economic conditions and fed into a final scenario. OTTI is recorded if this final scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the final scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all of the scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign currency denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected remaining life of the bond.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

Mortgage loans are considered to be impaired when, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recorded when the property’s estimated future net operating cash flows over ten years, undiscounted and without interest charges, is less than book value.

Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve as realized capital losses when the fair value less estimated selling costs is less than the carrying value.

Partnerships and limited liability companies

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair values of limited partnership interests are generally based on the Company’s share of the net asset value (NAV) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate for future benefits of ten or more years and compares the results to its current book value. Impairments are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment.

Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; changes in the fair value of bonds and preferred stocks that are carried at fair value; and changes in the inflation adjustments on U.S Treasury inflation-indexed securities. Changes in the Company’s equity investments in partnerships and limited liability companies, including the earnings as reported on the financial statements, earnings recorded as accumulated undistributed earnings, foreign exchange asset valuation and mark-to-market on operating assets, and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in shareholder’s equity net of tax.

3.        New accounting standards

Adoption of new accounting standards

In June 2022, the NAIC adopted modifications to SSAP No. 25, Affiliates and Other Related Parties and SSAP No. 43R, Loan-Backed and Structured Securities, effective December 31, 2022. The modifications clarify application of the existing affiliate definition and incorporate disclosure requirements for all investments that involve related parties, regardless of whether they meet the affiliate definition. The revisions to SSAP No. 43R also included additional clarifications that the investments from any arrangements that results in direct or indirect control, which include but are not limited to control through a servicer, shall be reported as affiliated investments. The modifications did not have a material effect on the Company’s financial statements.

In August 2023, the NAIC adopted INT 23-01T — Disallowed IMR (“INT 23-01T”). INT 23-01T provides optional, limited-term guidance for the assessment of disallowed IMR for up to 10% of adjusted general account capital and surplus. An insurer’s capital and surplus must first be adjusted to exclude certain “soft assets” including net positive goodwill, electronic data processing equipment and operating system software, net deferred tax assets and admitted disallowed IMR. An insurer will only be able to admit the negative IMR if the insurer’s risk-based capital is over 300% authorized control level after adjusting to remove the assets described above.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As adopted, negative IMR may be admitted first in the insurer’s general account and then, if all disallowed IMR in the general account is admitted and the percentage limit is not reached, to the separate account proportionately between insulated and noninsulated accounts. If the insurer can demonstrate historical practice in which acquired gains from derivatives were also reversed to IMR (as liabilities) and amortized, there is no exclusion for derivatives losses. INT 23-01T was adopted by the Company as of September 30, 2023 and will be effective through December 31, 2025. To the extent the Company’s IMR balance is a net negative, the effects of INT 23-01T will be reflected in the Company’s financial position, results of operations, and financial statement disclosures. The Company has adopted this guidance and the adoption resulted in an admitted disallowed IMR $150 million.

In August 2023, the NAIC adopted revisions to clarify and incorporate a new bond definition within disclosures SSAP No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and other related SSAPs, effective January 1, 2025. The revisions were issued in connection with its principle-based bond definition project, the Bond Project.

The Bond Project began in October 2020 through the development of a principle-based bond definition to be used for all securities in determining whether they qualify for reporting on the statutory annual statement Schedule D. Within the new bond definition, bonds are classified as an “issuer credit obligation” or an “asset-backed security.” An “issuer credit obligation” is defined as a bond where repayment is supported by the general creditworthiness of an operating entity, and an “asset-backed security” is defined as a bond issued by an entity created for the primary purpose of raising capital through debt backed by financial assets. The revisions to SSAP No. 26 reflect the principle-based bond definition, and SSAP No. 43 provides accounting and reporting guidance for investments that qualify as asset-backed securities under the new bond definition. Upon adoption, investments that do not qualify as bonds will not be permitted to be reported as bonds on Schedule D, Part 1 thereafter as there will be no grandfathering for existing investments that do not qualify under the revised SSAPs. The Company is currently assessing the impacts of the adopted SSAP No. 26, SSAP No. 43 and other related SSAPs in relation to the financial statements.

In March 2023, the NAIC adopted modifications to SSAP No. 34 – Investment Income Due and Accrued, effective December 31, 2023. The modifications require additional disclosures and data capture related to gross, non-admitted and admitted amounts for interest income due and accrued, deferred interest, and paid-in-kind (PIK) interest.

In August 2023, the NAIC adopted revisions to further clarify the PIK interest disclosure in SSAP No. 34, effective December 31, 2023. The revisions clarify that decreasing amounts to principal balances are first applied to any PIK interest included in the principal balance. The original principal would not be reduced until the PIK interest had been fully eliminated from the balance. The revisions also provide a practical expedient for determining the PIK interest in the cumulative balance by subtracting the original principal/ par value from the current principal/ par value, with the resulting PIK interest not to go less than zero. The modifications did not have a material effect on the Company’s impact of PIK in relation to the financial statements.

19

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.       Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company’s financial instruments:

	December 31, 2023
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$3	$3	$-	$3	$-
States, territories and possessions	11	11	-	11	-
Political subdivisions	14	14	-	14	-
Special revenue	71	73	-	73	-
Industrial and miscellaneous	2,254	2,031	-	789	1,242
Parent, subsidiaries and affiliates	264	247	-	35	212
Preferred stocks	5	5	1	-	4
Common stocks - subsidiaries and affiliates	6	6	-	-	6
Common stocks - unaffiliated	7	7	4	-	3
Mortgage loans - commercial	642	601	-	-	601
Mortgage loans - residential	161	146	-	-	146
Derivatives:
Interest rate swaps	423	182	-	182	-
Options	28	28	-	28	-
Currency swaps	62	62	-	62	-
Forward contracts	1	1	-	1	-
Financial futures	48	48	48	-	-
Cash, cash equivalents and short-term investments	740	740	35	705	-
Separate account assets	1,732	1,732	1,732	-	-
Financial liabilities:
Individual annuity contracts	2,373	2,306	-	-	2,306
Supplementary contracts	49	49	-	-	49
Derivatives:
Interest rate swaps	255	255	-	255	-
Options	16	16	-	16	-
Currency swaps	4	4	-	4	-
Forward contracts	4	4	-	4	-

Common stock – subsidiary and affiliates does not include MML Bay State, which has a statutory carry value of $233 million.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2022
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$3	$3	$-	$3	$-
States, territories and possessions	12	12	-	12	-
Political subdivisions	14	14	-	14	-
Special revenue	76	76	-	76	-
Industrial and miscellaneous	3,411	3,069	-	1,230	1,839
Parent, subsidiaries and affiliates	220	194	-	37	157
Preferred stocks	7	7	1	-	6
Common stocks - subsidiaries and affiliates	23	23	18	-	5
Common stocks - unaffiliated	2	2	1	-	1
Mortgage loans - commercial	729	680	-	-	680
Mortgage loans - residential	189	171	-	-	171
Derivatives:
Interest rate swaps	602	602	-	602	-
Options	15	15	-	15	-
Currency swaps	104	104	-	104	-
Forward contracts	2	2	-	2	-
Financial futures	1	1	1	-	-
Cash, cash equivalents and - short-term investments	57	57	14	43	-
Separate account assets	1,553	1,553	1,553	-	-
Financial liabilities:
Individual annuity contracts	2,871	2,769	-	-	2,769
Supplementary contracts	60	60	-	-	60
Derivatives:
Interest rate swaps	469	469	-	469	-
Options	6	6	-	6	-
Currency swaps	1	1	-	1	-
Forward contracts	4	4	-	4	-

Common stock – subsidiary and affiliates does not include MML Bay State, which has a statutory carry value of $252 million.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as SOFR, cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities are valued using cash flow projections from the Company’s asset-liability management analysis.

22

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$-	$2	$4	$6
Preferred stocks	-	-	4	4
Common stocks - subsidiaries and affiliates	-	-	6	6
Common stocks - unaffiliated	4	-	3	7
Interest rate swaps	-	421	-	421
Options	-	28	-	28
Currency swaps	-	62	-	62
Forward contracts	-	1	-	1
Financial futures	48	-	-	48
Separate account assets	1,732	-	-	1,732
Total financial assets carried at fair value	$1,784	$514	$17	$2,315
Financial liabilities:
Derivatives:
Interest rate swaps	$-	$255	$-	$255
Options	-	16	-	16
Currency swaps	-	4	-	4
Forward contracts	-	4	-	4
Total financial liabilities carried at fair value	$-	$279	$-	$279

For the year ended December 31, 2023, there were no significant transfers between Level 1 and Level 2.

23

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2022
	Level 1		Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous		$-	$-	$10	$10
Preferred stocks		-	-	4	4
Common stocks - subsidiaries and affiliates		18	-	5	23
Common stocks - unaffiliated		-	-	2	2
Derivatives:
Interest rate swaps		-	602	-	602
Options		-	15	-	15
Currency swaps		-	104	-	104
Forward contracts		-	2	-	2
Financial futures		1	-	-	1
Separate account assets		1,553	-	-	1,553
Total financial assets carried at fair value		$1,572	$723	$21	$2,316
Financial liabilities:
Derivatives:
Interest rate swaps	$	-)	$469(	$-	$469
Options		-	6	-	6
Currency swaps		-	1	-	1
Forward contracts		-	4	-	4
Total financial liabilities carried at fair value		$-	$480	$-	$480

For the year ended December 31, 2022, there were no significant transfers between Level 1 and Level 2.

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

Derivative assets and liabilities - These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily on quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps (OIS) and SOFR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis

24

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company’s valuation techniques.

The following presents changes in the Company’s Level 3 assets carried at fair value:

		Gains (Losses) in Net Income	Losses (Gains) in Surplus	Purchases	Issuances	Sales	Settlements
	Balance as of 1/1/23										Balance as of 12/31/23
								Transfers
								In	Out	Other
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$10	$(1)	$-	$1	$-	$-	$-	$-	$-	$(6)	$4
Preferred stocks	4	-	-	-	-	-	-	-	-	-	4
Common stocks - subsidiaries and affiliates	5	-	27	-	(26)	-	-	-	-	-	6
Common stocks - unaffiliated	2	-	(1)	-	2	-	-	-	-	-	3
Total financial assets	$21	$(1)	$26	$1	$(24)	$-	$-	$-	$-	$(6)	$17

Other transfers include assets that are either no longer carried at fair value, or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis.

		Gains (Losses) in Net Income	Losses (Gains) in Surplus	Purchases	Issuances	Sales	Settlements
	Balance as of 1/1/22										Balance as of 12/31/22
								Transfers
								In	Out	Other
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$19	$(1)	$(2)	$-	$1	$-	$-	$-	$-	$(7)	$10
Preferred stocks	-	-	(1)	-	-	-	-	-	-	5	4
Common stocks-subsidiaries and affiliates	4	-	17	1	(17)	-	-	-	-	-	5
Common stocks - unaffiliated	5	2	(3))	-	-	-	(2)	-	-	-	2
Total financial assets	$28	$1	$11	$1	$(16)	$-	$(2)	$-	$-	$(2)	$21

Other transfers include assets that are either no longer carried at fair value, or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis.

25

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.       Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.      Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2023
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(In Millions)
U.S. government and agencies	$3	$-	$-	$3
States, territories and possessions	11	-	-	11
Political subdivisions	14	1	1	14
Special revenue	71	3	2	73
Industrial and miscellaneous	2,254	7	230	2,031
Parent, subsidiaries and affiliates	264	-	16	248
Total	$2,617	$11	$249	$2,380

The December 31, 2023 gross unrealized losses exclude $1 million of losses included in the carrying value. These losses include $1 million from NAIC Class 6 bonds and were primarily included in industrial and miscellaneous or parents, subsidiaries and affiliates.

	December 31, 2022
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(In Millions)
U.S. government and agencies	$3	$-	$-	$3
States, territories and possessions	12	-	-	12
Political subdivisions	14	-	-	14
Special revenue	76	3	3	76
Industrial and miscellaneous	3,411	14	356	3,069
Parent, subsidiaries and affiliates	220	-	26	194
Total	$3,736	$17	$385	$3,368

The December 31, 2022 gross unrealized losses exclude $2 million of losses included in the carrying value. These losses include $2 million from NAIC Class 6 bonds and were primarily included in industrial and miscellaneous or parents, subsidiaries and affiliates.

26

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use outside modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS:

		December 31,
		2023		2022
NAIC	Equivalent Rating	Carrying	% of	Carrying	% of
Class	Agency Designation	Value	Total	Value	Total
		($ In Millions)
1	Aaa/Aa/A	$1,277	49%	$1,838	49%
2	Baa	945	36	1,515	41
3	Ba	287	11	290	8
4	B	68	3	37	1
5	Caa and lower	31	1	40	1
6	In or near default	9	-	16	-
	Total	$2,617	100%	$3,736	100%

The following summarizes NAIC ratings for RMBS and CMBS investments subject to NAIC modeling:

	December 31,
	2023				2022
	RMBS		CMBS		RMBS		CMBS
NAIC	Carrying	% of	Carrying	% of	Carrying	% of	Carrying	% of
Class	Value	Total	Value	Total	Value	Total	Value	Total
	($ In Millions)
1	$2	100%	$55	89%	$16	88%	$62	90%
2	-	-	4	6	1	6	2	3
3	-	-	3	5	1	6	2	3
4	-	-	-	-	-	-	1	1
5	-	-	-	-	-	-	2	3
6	-	-	-	-	-	-	-	-
	$2	100%	$62	100%	$18	100%	$69	100%

The following is a summary of the carrying value and fair value of bonds as of December 31, 2023 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	Carrying	Fair
	Value	Value
	(In Millions)
Due in one year or less	$291	$276
Due after one year through five years	348	337
Due after five years through ten years	746	702
Due after ten years	1,232	1,064
Total	$2,617	$2,379
27

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Proceeds from sales	$1,041	$422	$266
Gross realized capital gains from sales	13	8	10
Gross realized capital losses from sales	(91)	(10)	(1)

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2023
	Less Than 12 Months			12 Months or Longer
			Number			Number
	Fair	Unrealized	of	Fair	Unrealized	of
	Value	Losses	Issuers	Value	Losses	Issuers
	($ In Millions)
U.S. government and agencies	$-	$-	-	$-	$-	1
States, territories and possessions	2	-	2	2	-	2
Political subdivisions	1	-	2	7	1	4
Special revenue	11	-	10	33	2	28
Industrial and miscellaneous	52	5	109	1,520	227	882
Parent, subsidiaries and affiliates	1	-	1	246	16	11
Total	$67	$5	124	$1,808	$246	928

The December 31, 2023 gross unrealized losses include $1 million of losses included in the carrying value of NAIC Class 6 bonds. These losses were primarily included in the industrial and miscellaneous or parent, subsidiaries and affiliates.

	December 31, 2022
	Less Than 12 Months			12 Months or Longer
			Number			Number
	Fair	Unrealized	of	Fair	Unrealized	of
	Value	Losses	Issuers	Value	Losses	Issuers
	($ In Millions)
U.S. government and agencies	$-	$-	1	$3	$-	1
All Other Governments	-	-	1	-	-	-
States, territories and possessions	7	-	6	-	-	-
Political subdivisions	7	1	7	-	-	-
Special revenue	41	3	37	-	-	2
Industrial and miscellaneous	1,997	225	1,277	509	133	426
Parent, subsidiaries and affiliates	23	2	10	171	24	9
Total	$2,075	$231	1,339	$683	$157	438

The December 31, 2022 gross unrealized losses include $2 million of losses included in the carrying value of NAIC Class 6 bonds. These losses were primarily included in the industrial and miscellaneous or parent, subsidiaries and affiliates.

28

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2023 and 2022, management has not deemed these unrealized losses to be other than temporary because the investment’s carrying value is expected to be realized and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

As of December 31, 2023, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $375 million. Securities in an unrealized loss position for less than 12 months had a fair value of $14 million and unrealized losses of $1 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $361 million and unrealized losses of $29 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2022, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $517 million. Securities in an unrealized loss position for less than 12 months had a fair value of $380 million and unrealized losses of $22 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $137 million and unrealized losses of $20 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the years ended December 31, 2023 or 2022, that were reacquired within 30 days of the sale date.

The Company had assets on deposit with government authorities or trustees, as required by law, in the amount of $4 million as of December 31, 2023 and 2022.

Residential mortgage-backed exposure

RMBS are included in the U.S. government and agencies, special revenue, and industrial and miscellaneous bond categories. The Alt-A category includes option adjustable-rate mortgages and the subprime category includes ‘scratch and dent’ or reperforming pools, high loan-to-value pools and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

As of December 31, 2023, RMBS had a total carrying value of $25 million and a fair value of $22 million, of which approximately 30%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $18 million and a fair value of $15 million. As of December 31, 2022, RMBS had a total carrying value of $26 million and a fair value of $24 million, of which approximately 31%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $16 million and a fair value of $15 million.

During the year ended December 31, 2023, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2023, total leveraged loans and leveraged loan CDOs had a carrying value of $561 million and a fair value of $551 million, of which approximately 70%, based on carrying value, were domestic leveraged loans and CDOs. As of December 31, 2022, total leveraged loans and leveraged loan CDOs had a carrying value of $752 million and a fair value of $727 million, of which approximately 76%, based on carrying value, were domestic leveraged loans and CDOs.

29

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower’s risk profile and ability to refinance and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $63 million and fair value of $52 million as of December 31, 2023 and a carrying value of $69 million and fair value of $58 million as of December 31, 2022.

b.      Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,
	2023	2022
	(In Millions)
Carrying value	$5	$7
Gross unrealized gains	-	-
Fair value	$5	$7

As of December 31, 2023, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $5 million in 6 issuers, $5 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2022, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $4 million in 7 issuers, $4 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2z. “Realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2023 or 2022.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $1 million as of December 31, 2023 and $3 million as of December 31, 2022.

c.      Common stocks - subsidiary and affiliates

MML Bay State primarily provides variable life and bank-owned life insurance business. It declared and paid $25 million in dividends to the Company for the year ended December 31, 2023, $26 million in 2022 and $27 million in 2021. A majority of MML Bay State’s shareholder’s equity is subject to dividend restrictions. Dividend restrictions, imposed by state regulations, limit the payment of dividends to the Company without prior approval from the Department. Under these regulations, $23 million of shareholder’s equity is available for distribution to the shareholder in 2024 without prior regulatory approval. The Company does not rely on dividends from its subsidiary to meet its operating cash flow requirements.

The Company did not hold any affiliated common stocks for which the transfer of ownership was restricted by contractual requirements as of December 31, 2023 or 2022.

30

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Summarized below is certain statutory financial information for MML Bay State:

	As of and for Years Ended December 31,
	2023	2022	2021
	(In Millions)
Total revenue	$18	$(14)	$25
Net income	7	15	19
Assets	5,108	5,023	5,463
Liabilities	4,875	4,771	5,198
Member’s Equity	233	252	265

d.      Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2023	2022
	(In Millions)
Adjusted cost basis	$6	$1
Gross unrealized gains	2	1
Gross unrealized losses	(1)	-
Carrying value	$7	$2

As of December 31, 2023, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of less than $2 million from 11 issuers, less than $0 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2022, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of less than $1 million from 9 issuers, less than $1 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2y. “Realized capital (losses)gains including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2023 or 2022.

The Company held common stocks, for which the transfer of ownership was restricted by contractual requirements, with carrying values of $1 million as of December 31, 2023 and $1 million as of December 31, 2022.

e.       Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of real estate properties throughout the U.S., the United Kingdom and Canada. The Company holds commercial mortgage loans for which it is a participant or co-lender in a mortgage loan agreement and mezzanine loans that are subordinate to senior secured first liens. The Company’s loan agreements with the senior lender contain negotiated provisions that are designed to maximize the Company’s influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

Residential mortgage loans include seasoned pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2023 and December 31, 2022, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

31

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant collateral concentrations in any particular geographic region as of December 31, 2023 or 2022.

The carrying value and fair value of the Company’s mortgage loans were as follows:

	December 31,
	2023		2022
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(In Millions)
Commercial mortgage loans:
Primary lender	$637	$595	$729	$680
Mezzanine loans	5	6	-	-
Total commercial mortgage loans	642	601	729	680
Residential mortgage loans:
FHA insured and VA guaranteed	128	118	156	142
Other residential loans	33	28	33	29
Total residential mortgage loans	161	146	189	171
Total mortgage loans	$803	$747	$918	$851
32

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The loan-to-value ratios by property type of the Company’s commercial mortgage loans were as follows:

	December 31, 2023
	Less Than	81% to	Above		% of
	81%	95%	95%	Total	Total
	($ In Millions)
Office	$164	$24	$41	$229	36%
Apartments	175	19	5	199	31
Industrial and other	54	3	3	60	9
Hotels	59	5	-	64	10
Retail	91	-	-	91	14
Total	$543	$51	$49	$643	100%

	December 31, 2022
	Less Than	81% to	Above		% of
	81%	95%	95%	Total	Total
	($ In Millions)
Office	$250	$-	$-	$250	34%
Apartments	188	18	-	206	28
Industrial and other	91	3	-	94	13
Hotels	81	4	-	85	12
Retail	94	-	-	94	13
Total	$704	$25	$-	$729	100%

More than 85% of the Company’s commercial mortgage loans’ loan-to-value ratios are below 81% for the year ended December 31, 2023. As of December 31, 2022, more than 97% of the Company’s commercial mortgage loans’ loan-to-value ratios are below 81%.

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio rating, translated into the equivalent rating agency designation:

	December 31, 2023
					CCC and
	AAA/AA/A	BBB	BB	B	Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$182	$350	$57	$45	$8	$642
Total commercial mortgage loans	182	350	57	45	8	642
Residential mortgage loans:
FHA insured and VA guaranteed	128	-	-	-	-	128
Other residential loans	-	30	2	-	-	32
Total residential mortgage loans	128	30	2	-	-	160
Total mortgage loans	$310	$380	$59	$45	$8	$803
33

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2022
					CCC and
	AAA/AA/A	BBB	BB	B	Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$318	$331	$65	$15	$-	$729
Total commercial mortgage loans	318	331	65	15	-	729
Residential mortgage loans:
FHA insured and VA guaranteed	156	-	-	-	-	156
Other residential loans	-	31	2	-	-	33
Total residential mortgage loans	156	31	2	-	-	189
Total mortgage loans	$474	$362	$67	$15	$-	$918

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 79% as of December 31, 2023 and 2022.

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2023
		Average
	Carrying	Loan-to-Value
	Value	Ratio
	($ In Millions)
California	$175	69%
Illinois	67	55%
New York	58	80%
Texas	57	57%
United Kingdom	48	55%
Washington	41	68%
District of Columbia	40	80%
All Other	156	61%
Total commercial mortgage loans	$642	65%

34

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

All other consists of 19 jurisdictions with no individual exposure exceeding $16 million.

	December 31, 2022
		Average
	Carrying	Loan-to-Value
	Value	Ratio
	($ In Millions)
California	$208	48%
Illinois	73	46%
New York	67	57%
Texas	60	57%
District of Columbia	52	54%
Washington	48	50%
United Kingdom	47	49%
All other	174	56%
Total commercial mortgage loans	$729	52%

All other consists of 21 jurisdictions, with no individual exposure exceeding $18 million.

Interest rates, including fixed and variable, on the Company’s portfolio of mortgage loans were:

	December 31,
	2023		2022
	Low	High	Low	High
Commercial mortgage loans	2.0%	11.4%	2.5%	10.1%
Residential mortgage loans	2.2%	9.3%	1.9%	9.3%
Mezzanine mortgage loans	8.0%	8.0%	-%	-%

Interest rates, including fixed and variable, on new mortgage loans were:

	Years Ended December 31,
	2023		2022
	Low	High	Low	High
Commercial mortgage loans	4.7%	8.0%	2.6%	6.2%
Residential mortgage loans	-%	-%	2.6%	7.9%
Mezzanine mortgage loans	8.0%	8.0%	-%	-%
35

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents a summary of the Company’s impaired mortgage loans.

	December 31, 2023
		Average	Unpaid
	Carrying	Carrying	Principal	Valuation	Interest
	Value	Value	Balance	Allowance	Income
	(In Millions)
With allowance recorded:
Commercial mortgage loans:
Primary lender	$16	$18	$20	$(4)	$1
Total	16	18	20	(4)	1

As of December 31, 2022, the Company had no impaired mortgage loans with or without a valuation allowance or mortgage loans derecognized as a result of foreclosure, including mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction or mortgage loan derecognized as a result of a foreclosure.

The Company did not hold any restructured mortgage loans, mortgage loans with principal or interest past due, or mortgage loans with suspended interest accruals as of December 31, 2023 or 2022. The carrying value of commercial mortgage loans subject to a participant or co-lender mortgage loan agreement was $642 million as of December 31, 2023 and $729 million as of December 31, 2022.

f.      Partnerships and limited liability companies

The carrying value of partnership and limited liability companies holdings by annual statement category were:

	December 31,
	2023	2022
	(In Millions)
Joint venture interests:
Real estate	$45	$53
Common stocks	70	74
Fixed maturities/preferred stock	-	2
Other	22	19
Surplus notes	7	16
Mortgage loans	3	7
Total	$147	$171

The Company held seven affiliated partnerships and limited liability companies in a loss position with accumulated losses of $3 million as of December 31, 2023. The Company did not have any affiliated partnerships and limited liability companies in a loss position as of December 31, 2022

The Company did not hold any unexpired tax credits for the year ended December 31, 2023

The minimum holding period required for the Company’s LIHTC investments extends from one year to 15 years.

For determining impairments for LIHTC investments, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 4.5% for future benefits of two years to 3.9% for future benefits of ten or more years, and compares the result to its current carry value. The Company recorded less than $1 million impairment to LIHTC investments for the years ended December 31, 2023 and 2022.

36

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.       Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create replicated synthetic investments. These replicated synthetic investments are created when they are economically more attractive than the actual instrument or when similar instruments are unavailable. Replicated synthetic investments are created either to hedge and reduce the Company’s credit exposure or to create an investment in a particular asset. The Company held synthetic investments with a notional amount of $820 million as of December 31, 2023 and the Company held synthetic investments with a national amount of $820 million as of December 31, 2022. These notional amounts included no replicated asset transaction values as of December 31, 2023 and 2022, as defined under statutory accounting practices as the result of pairing of a long derivative contract with cash instruments.

The Company’s derivative strategy employs a variety of derivative financial instruments, including: interest rate, currency, equity, bond, and credit default swaps; options; forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by statutory accounting practices, the Company intentionally has not applied hedge accounting.

Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 22 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options for the purpose of managing interest rate risks in its assets and liabilities.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in risk-based capital (RBC) calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio consists mainly of interest rate swaps and equity options, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for FIA and variable annuity guaranteed living benefits (VAGLB).

The Company utilizes certain other agreements including forward contracts and financial futures. Currency forwards are contracts in which the Company agrees with other parties to exchange specified amounts of identified currencies at a specified future date. Typically, the exchange rate is agreed upon at the time of the contract. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the MBS market in an efficient and cost effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus, accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Forward contracts and financial futures are used by the Company to reduce exposures to various risks including interest rates and currency rates.

37

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s principal derivative exposures to market risk are interest rate risk, which includes inflation and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as a result of changes in market interest rates. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company regularly monitors counterparty credit ratings, derivative positions, valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized, and monitors its derivative credit exposure as part of its overall risk management program.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse. Certain interest rate swaps and credit default swaps are considered cleared transactions. These cleared transactions require initial and daily variation margin collateral postings. These agreements allow for contracts in a positive position, in which amounts are due to the Company, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s credit exposure.

Net collateral pledged to the counterparties was $87 million as of December 31, 2023 and $91 million as of December 31, 2022. In the event of default, the full market value exposure at risk in a net gain position, net of offsets and collateral was $9 million as of December 31, 2023 and $24 million as of December 31, 2022. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $290 million as of December 31, 2023 and $185 million as of December 31, 2022.

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2023
	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	Value	Amount	Value	Amount
	(In Millions)
Interest rate swaps	$423	$3,523	$255	$4,844
Options	28	406	16	393
Currency swaps	62	594	4	70
Forward contracts	1	38	4	173
Credit default swaps	-	-	-	-
Financial futures	48	450	-	-
Total	$562	$5,011	$279	$5,480
38

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2022
	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	Value	Amount	Value	Amount
	(In Millions)
Interest rate swaps	$602	$5,003	$469	$6,369
Options	15	415	6	359
Currency swaps	104	667	1	28
Forward contracts	2	39	4	170
Financial futures	1	450	-	-
Total	$724	$6,574	$480	$6,926

The average fair value of outstanding derivative assets was $581 million for the year ended December 31, 2023 and $605 million for the year ended December 31, 2022. The average fair value of outstanding derivative liabilities was $324 million for the year ended December 31, 2023 and $455 million for the year ended December 31, 2022.

The Company did not have any credit default swaps for the years ended December 31, 2022 and December 31, 2021.

The following presents the Company’s gross notional interest rate swap positions:

	December 31,
	2023	2022
	(In Millions)
Open interest rate swaps in a fixed pay position	$3,380	$5,020
Open interest rate swaps in a fixed receive position	4,988	6,352
Total interest rate swaps	$8,368	$11,372

The following summarizes the Company’s net realized (losses) gains on closed contracts and change in net unrealized gains (losses) related to market fluctuations on open contracts by derivative type:

	Year Ended
	December 31, 2023
	Net Realized	Change In Net
	(Losses) Gains	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)
Interest rate swaps	4	33
Currency swaps	4	(45)
Options	(5)	2
Credit default swaps	-	-
Forward contracts	(2)	(1)
Financial futures	(59)	47
Total	$(58)	$36
39

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended
	December 31, 2022
	Net Realized	Change In Net
	(Losses) Gains	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)
Interest rate swaps	-	192
Currency swaps	2	72
Options	(2)	(12)
Forward contracts	20	(1)
Financial futures	(195)	(6)
Total	$(175)	$245

	Year Ended
	December 31, 2021
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)
Interest rate swaps	$-	$(71)
Currency swaps	-	35
Options	7	(6)
Forward contracts	2	5
Financial futures	(55)	17
Total	$(46)	$(20)

The following summarizes gross and net information of derivative assets and liabilities, along with collateral posted in connection with master netting agreements:

	December 31, 2023			December 31, 2022
	Derivative	Derivative		Derivative	Derivative
	Assets	Liabilities	Net	Assets	Liabilities	Net
	(In Millions)
Gross	$562	$279	$282	$724	$480	$244
Due and accrued	24	146	(121)	24	133	(109)
Gross amounts offset	(460)	(460)	-	(415)	(415)	-
Net asset	126	(35)	161	333	198	135
Collateral posted	(120)	(206)	87	(204)	(295)	91
Net	$6	$(241)	$248	$129	$(97)	$226
40

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.      Net investment income

Net investment income, including IMR amortization, comprised the following:

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Bonds	$165	$153	$160
Preferred stocks	1	-	-
Common stocks - affiliates	25	26	27
Common stocks - unaffiliated	2	1	1
Mortgage loans	34	58	36
Policy loans	7	6	7
Partnerships and limited liability companies	13	21	21
Derivatives	(36)	13	34
Cash, cash equivalents and short-term investments	9	2	1
Other	15	1	3
Subtotal investment income	235	281	290
Amortization of the IMR	(2)	3	5
Investment expenses	(22)	(16)	(15)
Net investment income	$211	$268	$280

i.       Net realized capital (losses) gains

Net realized capital (losses) gains, which include OTTI and are net of deferral to the IMR, comprised the following:

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Bonds	$(79)	$(5)	$6
Preferred stocks	-	-	2
Common stocks - subsidiaries and affiliates	6	-	-
Common stocks - unaffiliated	-	3	1
Mortgage loans	(4)	-	(1)
Partnerships and limited liability companies	1	1	(3)
Derivatives	(58)	(174)	(46)
Other	(1)	(3)	-
Net realized capital (losses) gains before federal and state taxes and deferral to the IMR	(135)	(178)	(41)
Net federal and state tax benefit (expense)	6	(1)	(5)
Net realized capital (losses) gains before deferral to the IMR	(129)	(179)	(46)
Net after tax losses deferred to the IMR	114	195	48
Net realized capital (losses) gains	$(15)	$16	$2
41

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

OTTI, included in the realized capital losses, consisted of the following:

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Bonds	$(1)	$(3)	$(2)
Mortgage loans	-	-	(1)
Partnerships and LLCs	(2)	(1)	(3)
Total OTTI	$(3)	$(4)	$(6)

The Company recognized OTTI of less than $1 million for the year ended December 31, 2023, 2022, and 2021, on structured and loan backed securities, which are included in bonds, primarily due to the present value of expected cash flows being less than the amortized cost.

The Company utilized internally-developed models to determine less than 1% of the $1 million of bond OTTI for the year ended December 31, 2023, less than 1% of the $3 million of bond OTTI for the year ended December 31, 2022, and less than 1% of the $2 million of bond OTTI for the year ended December 31, 2021. The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2z. “Realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)” for more information on assumptions and inputs used in the Company’s OTTI models.

Refer to Note 17. “Impairment listing for loan-backed and structured securities” for a CUSIP level list of impaired structured securities where the present value of cash flows expected to be collected is less than the amortized cost basis.

42

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

6.      Federal income taxes

On August 16th, 2022, the Inflation Reduction Act (“IRA”) was signed into law and includes certain corporate income tax provisions. Impacts to the Company include the imposition of a corporate alternative minimum tax (“CAMT”) applicable to tax years beginning after December 31, 2022. The CAMT imposes a 15% minimum tax on adjusted financial statement income on applicable corporations that have an average adjusted financial statement income over $1 billion in the prior three-year period (2020-2022). As of the reporting date, the Company has determined that it is not an applicable corporation and therefore not liable for CAMT in 2023. While the Company is not an applicable corporation in 2023, any future CAMT liability will be allocated to MassMutual in accordance with the tax allocation agreement. The United States Treasury Secretary and the IRS have been authorized to issue further guidance and intend to publish proposed regulations in 2024.

The Company provides for DTAs in accordance with statutory accounting practices, and has met the required threshold to utilize the three-year reversal period and 15% of surplus limitation.

The net DTA or deferred tax liability (DTL) recognized in the Company’s assets, liabilities and surplus is as follows:

	December 31, 2023
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$93	$35	$128
Statutory valuation allowance adjustment	-	-	-
Adjusted gross DTAs	93	35	128
DTAs nonadmitted	(8)	(9)	(17)
Subtotal net admitted DTA	85	26	111
Total gross DTLs	(62)	(25)	(87)
Net admitted DTA(L)	$23	$1	$24

	December 31, 2022
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$77	$42	$119
Statutory valuation allowance adjustment	-	-	-
Adjusted gross DTAs	77	42	119
DTAs nonadmitted	(3)	(14)	(17)
Subtotal net admitted DTA	74	28	102
Total gross DTLs	(53)	(26)	(79)
Net admitted DTA(L)	$21	$2	$23

	Change
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$16	$(7)	$9
Statutory valuation allowance adjustment	-	-	-
Adjusted gross DTAs	16	(7)	9
DTAs nonadmitted	(5)	5	-
Subtotal net admitted DTA	11	(2)	9
Total gross DTLs	(9)	1	(8)
Net admitted DTA(L)	$2	$(1)	$1
43

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

		December 31, 2023
		Ordinary	Capital	Total
		(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered		$-	$1	$1
Remaining adjusted gross DTAs expected to be realized within 3 years:
1.	Adjusted gross DTA to be realized	23	-	23
2.	Adjusted gross DTA allowed per limitation threshold	282	-	282
Lesser of lines 1 or 2		23	-	23
Adjusted gross DTAs offset by existing DTLs		62	25	87
Total admitted DTA realized within 3 years		$85	$26	$111

		December 31, 2022
		Ordinary	Capital	Total
		(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered		$-	$1	$1
Remaining adjusted gross DTAs expected to be realized within 3 years
1.	Adjusted gross DTA to be realized	21	-	21
2.	Adjusted gross DTA allowed per limitation threshold	263	-	263
Lesser of lines 1 or 2		21	-	21
Adjusted gross DTAs offset by existing DTLs		53	26	79
Total admitted DTA realized within 3 years		$74	$27	$101

		Change
		Ordinary	Capital	Total
		(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered		$-	$-	$-
Remaining adjusted gross DTAs expected to be realized within 3 years
1.	Adjusted gross DTA to be realized	2	-	2
2.	Adjusted gross DTA allowed per limitation threshold	19	-	19
Lesser of lines 1 or 2		2	-	2
Adjusted gross DTAs offset by existing DTLs		9	(1)	8
Total admitted DTA realized within 3 years		$11	$(1)	$10
44

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s total realization threshold limitations are as follows:

	December 31,
	2023	2022
	($ In Millions)
Ratio percentage used to determine recovery period and threshold limitation	1,801%	1,790%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$1,878	$1,755
45

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs, including the impact of available carryback and carryforward periods, projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning strategies is as follows:

	December 31, 2023
	Ordinary	Capital	Total
	(Percent)
Impact of tax planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	-%	-%	-%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	-%	100%	4%

	December 31, 2022
	Ordinary	Capital	Total
	(Percent)
Impact of tax planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	-%	-%	-%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	-%	100%	6%

	Change
	Ordinary	Capital	Total
	(Percent)
Impact of tax planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	-%	-%	-%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	-%	-%	(2)%

There are no reinsurance strategies included in the Company’s tax-planning strategies.

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Federal income tax expense on operating earnings	$8	$19	$11
Total federal and foreign income tax expense on operating earnings	8	19	11
Federal income tax expense (benefit) on net realized capital gains (losses)	(6)	1	5
Total federal and foreign income tax expense	$2	$20	$16
46

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2023	2022	Change
	(In Millions)
DTAs:
Ordinary
Reserve items	$18	$16	$2
Policy acquisition costs	37	35	2
Investment items	34	23	11
Other	4	3	1
Total ordinary DTAs	93	77	16
Nonadmitted DTAs	(8)	(3)	(5)
Admitted ordinary DTAs	85	74	11
Capital
Investment items	26	26	-
Unrealized investment losses	9	16	(7)
Total capital DTAs	35	42	(7)
Nonadmitted DTAs	(9)	(14)	5
Admitted capital DTAs	26	28	(2)
Admitted DTAs	111	102	9
DTLs:
Ordinary
Investment Items	1	2	(1)
Unrealized investment gains	35	28	7
Deferred and uncollected premium	3	1	2
Reserve Items	1	2	(1)
Other	21	20	1
Total ordinary DTLs	61	53	8
Capital
Unrealized investment gains	22	23	(1)
Investment items	4	3	1
Total capital DTLs	26	26	-
Total DTLs	87	79	8
Net admitted DTA	$24	$23	$1
47

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes comprised the following:

		Years Ended December 31,
		2023	2022	2021
		(In Millions)
Net DTA(L)		$2	$(2)	$19
Less:	Items not recorded in the change in net deferred income taxes:
	Tax-effect of unrealized gains/(losses)	12	36	(5)
	Change in net deferred income taxes	$14	$34	$14

As of December 31, 2023, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has no tax credit carryforwards included in deferred taxes.

The components of federal and foreign income tax are recorded in the Statutory Statements of Operations and the Statutory Statements of Changes in Capital and Surplus and are different from those which would be obtained by applying the prevailing federal income tax rate to net gain from operations before federal income taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
	21%	21%	21%
Provision computed at statutory rate	$(15)	$(7)	$12
Investment items	(6)	(7)	(8)
Nonadmitted assets	-	1	(1)
Other	9	(1)	(1)
Total statutory income tax (benefit) expense	$(12)	$(14)	$2
Federal and foreign income tax expense	$2	$20	$16
Change in net deferred income taxes	(14)	(34)	(14)
Total statutory income tax (benefit) expense	$(12)	$(14)	$2

The Company paid federal income taxes of $5 million in 2023, $39 million in 2022 and $24 million in 2021.

The total income taxes incurred in the current and prior years that will be available for recoupment in the event of future net capital losses totaled $0 million related to 2023, $2 million related to 2022, and $5 million related to 2021.

The Company is included in a consolidated U.S. federal income tax return with its parent, MassMutual, a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and MassMutual’s eligible U.S. subsidiaries. The Company also files income tax returns in various states and foreign jurisdictions. The Company, MassMutual, and MassMutual’s eligible subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides the Company with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Agreement provides the Company with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes. In accordance with the Agreement, future corporate alternative minimum tax (CAMT) is outside of the scope of the general tax allocation method and, consequently any future CAMT liability of a subsidiary shall be allocated solely to MassMutual.

Companies are generally required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns that may be challenged by various taxing authorities, in order to provide users of financial statements

48

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting practices for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2023	$8
Gross change related to positions taken in current year	(1)
Balance, December 31, 2023	$7

Included in the liability for unrecognized tax benefits as of December 31, 2023 are $7 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefits as of December 31, 2023 includes no unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate.

The Company recognizes accrued interest and penalties related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized was immaterial as of December 31, 2023 and 2022. The Company has no accrued penalties related to the liability for unrecognized tax benefits. In the next year, the Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease.

The Internal Revenue Service (IRS) has completed its examination of MassMutual and its subsidiaries for the year 2013 and prior. The 2014-2016 tax years are in the process of going to Appeals for 3 carryforward issues. The IRS completed its examination of the 2017-2018 tax years and is being transferred to Appeals. The adjustments resulting from these examinations are not expected to materially affect the position or liquidity of the Company.

As of December 31, 2023 and 2022, the Company did not recognize any protective deposits as admitted assets.

7.      Other than invested assets

a.      Admitted negative (disallowed) IMR

As of December 31,2023, the Company had $150 million of negative (disallowed) IMR in aggregate and in the general account.

As of December 31, 2023, the Company had $150 million of negative (disallowed) IMR admitted in the general account.

As of December 31, 2023, the calculated adjusted general capital and surplus was $1,814 million.

As of December 31, 2023, the percentage of adjusted general capital and surplus for which the admitted disallowed IMR represents was 8%.

The following represents allocated gains (losses) previously deferred to the IMR from derivatives:

December 31, 2023
(In Millions)
Realized capital gains	371
Realized capital losses	(509)
Total allocated gains (losses) to IMR from derivatives	$(138)

When the Company sells bonds and recognizes losses due to interest-rate related factors, and the realized losses are transferred to the IMR, the sales proceeds are generally used for reinvestment as governed by prudent asset liability management (ALM) policies and procedures. Such sales of bonds are intermittently used to meet liquidity needs and managed within the ALM framework.

49

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

IMR losses for fixed income related derivatives were in accordance with documented risk management procedures, as well as the Company’s derivative use plans, and reflect the same historical treatment of derivative gains reversed to IMR and amortized rather than immediately recognized as realized gain upon termination.

b.       Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as net of loading and reinsurance:

	December 31,
	2023		2022
	Gross	Net	Gross	Net
	(In Millions)
Ordinary new business	$-	$-	$(1)	$-
Ordinary renewal	(5)	(5)	(7)	(13)
Total	$(5)	$(5)	$(8)	$(13)

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses. Refer to Note 2p. “Policyholders’ reserves” for information on the Company’s accounting policies regarding gross premium and net premium.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in deferred and uncollected life insurance premium is included in premium income. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.
In certain instances, gross premium is less than net premium according to the standard valuation set by the Division and the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers. The Company had life insurance in force of $10,659 million as of December 31, 2023 and $6,850 million as of December 31, 2022 for which gross premium was less than net premium.

50

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

8.     Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had life insurance in force of $33,842 million as of December 31, 2023 and $26,262 million as of December 31, 2022.

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2023				2022
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)
Individual annuities	$2,382	1.0%	-	9.0%	$2,878	1.0%	-	9.0%
Individual universal and variable life	695	4.0%	-	4.5%	719	4.0%	-	4.5%
Individual life	102	3.5%	-	4.8%	112	3.0%	-	4.8%
Total	$3,179				$3,709

Individual life includes whole life and term insurance.

b.     Liabilities for deposit-type contracts

Supplementary contracts not involving life contingencies of $56 million as of December 31, 2023 and $68 million as of December 31, 2022 were included in liabilities for deposit-type contracts. The interest rate range on supplementary contracts was 1.00% to 6.50% as of December 31, 2023 and 1.00% to 6.50% as of December 31, 2022.

c.      Additional liability for annuity contracts

Certain variable annuity contracts include additional death benefit features. Election of these benefits is generally only available at contract issue.

The following shows the liabilities for GMDBs (in millions):

Liability as of January 1, 2022	$1
Liability as of December 31, 2022	-
Incurred guarantee benefits	26
Paid guarantee benefits	(1)
Liability as of December 31, 2023	$25

The Company held deterministic reserves as of December 31, 2023 and December 31, 2022.

51

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDBs classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31,
	2023			2022
		Net	Weighted		Net	Weighted
	Account	Amount	Average	Account	Amount	Average
	Value	at Risk	Attained Age	Value	at Risk	Attained Age
	($ In Millions)
GMDB	$1,331	$17	68	$1,320	$40	68

Account values of variable annuity contracts with GMDBs are summarized below:

	December 31,
	2023	2022
	(In Millions)
Separate account	$1,063	$987
General account	268	333
Total	$1,331	$1,320

d.      Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The changes in the liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts was as follows:

	December 31,
	2023	2022
	(In Millions)
Beginning balance	$240	$127
Net liability increase (decrease)	(14)	113
Ending balance	$226	$240
52

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

9.      Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to mitigate the impact of underwriting mortality and morbidity risks. Such transfers do not relieve the Company of its primary liability to its customers and, as such, failure of reinsurers to honor their obligations could result in credit losses that could arise if a reinsurer defaults. The Company reduces reinsurance default risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations within the Company’s reinsurers and using trust structures, when appropriate. The Company reinsures a portion of its mortality risk in its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement with reinsurers. The amounts reinsured are on a yearly renewable term or coinsurance basis. The Company’s highest retention limit for new issues of life policies ranges from $15 million to $35 million.

Refer to Note 14. “Related party transactions” for information about the Company’s affiliated ceded reinsurance transactions.

There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

Reinsurance amounts included in the Statutory Statements of Operations were as follows:

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Direct premium	$477	$942	$1,059
Premium ceded	(350)	(718)	(782)
Total net premium	$127	$224	$277
Ceded reinsurance recoveries	$265	$204	$312

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2023	2022
	(In Millions)
Reinsurance reserves ceded	$(5,560)	$(5,436)
Ceded amounts recoverable	70	57

Reinsurance reserves ceded to affiliated and unaffiliated reinsurers as of December 31, 2023 include $828 million associated with life insurance policies and $4,222 million for annuity. Reinsurance reserves ceded to affiliated and unaffiliated reinsurers as of December 31, 2022 include $1,399 million associated with life insurance policies and $4,037 million for annuity.

53

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2023, one reinsurer accounted for 33% of the outstanding balance of the unaffiliated reinsurance recoverables and the next largest reinsurer had 18%. Overall, the Company believes that each of these exposures to a single reinsurer does not create an undue concentration of risk and the Company’s business is not substantially dependent upon any single reinsurer.

10.    Withdrawal characteristics

a.      Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2023 are illustrated below:

Individual annuities	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$11	$-	$-	$11	-%
At book value less current surrender charge of 5% or more	4,691	-	-	4,691	61
At fair value	-	-	1,068	1,068	14
Total with market value adjustment or at fair value	4,702	-	1,068	5,770	75
At book value without adjustment (minimal or no charge or adjustment)	1,854	-	-	1,854	25
Not subject to discretionary withdrawal	23	-	-	23	-
Total	$6,579	$-	$1,068	$7,647	100%
Reinsurance ceded	4,222	-	-	4,222
Total, net of reinsurance	$2,357	$-	$1,068	$3,425
Amount included in book value without adjustment after statement date	15	-	-	15

Deposit-type contracts	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
At book value without adjustment (minimal or no charge or adjustment)	$41	$-	$-	$41	73
Not subject to discretionary withdrawal	15	-	-	15	27
Total	$56	$-	$-	$56	100%
Total, net of reinsurance	$56	$-	$-	$56
54

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2023 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves – individual annuities	$2,356
Liabilities for deposit-type contracts	56
Subtotal	2,412
Separate Account Annual Statement:
Annuities	1,068
Total	$3,480

b.      Analysis of life actuarial reserves by withdrawal characteristics

The withdrawal characteristics of the Company’s life actuarial reserves as of December 31, 2023 are illustrated below:

General Account
	Account	Cash
	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$179	$179	$181
Universal life with secondary guarantees	775	772	1,707
Other permanent cash value life insurance	-	70	84
Variable universal life	69	74	87
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	-	-	19
Disability - active lives	-	-	1
Disability - disabled lives	-	-	17
Miscellaneous reserves	-	-	40
Total (gross: direct + assumed)	$1,023	$1,095	$2,136
Reinsurance ceded	569	568	1,338
Total (net)	$454	$527	$798

Separate Account Nonguaranteed

	Account	Cash
	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$662	$662	$662
Not subject to discretionary withdrawal or no cash values:
Total (gross: direct + assumed)	$662	$662	$662
Total (net)	$662	$662	$662
55

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.      Separate accounts

The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2023 is as follows:

Non
Guaranteed
(In Millions)
Net premium, considerations or deposits for the year ended December 31, 2023	$41
Reserves at December 31, 2023:
For accounts with assets at:
Fair value	$1,730
Nonpolicy liabilities	2
Total	$1,732
Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$1,730
Nonpolicy liabilities	2
Total	$1,732

The Company does not have any reserves in separate accounts for asset default risk in lieu of AVR.

The following is a reconciliation of amounts reported as transfers (from) to separate accounts in the Summary of Operations of the Company’s NAIC Separate Account Annual Statement to the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Operations:

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
From the Separate Account Annual Statement:
Transfers to separate accounts	$41	$37	$40
Transfers from separate accounts	(141)	(141)	(189)
Net transfers from separate accounts	$(100)	$(104)	$(149)

11.      Changes in capital and surplus

MassMutual has authorized the contribution of funds to the Company sufficient to meet the capital requirements of each state in the U.S. in which the Company is licensed to do business. Substantially all of the statutory capital and surplus is subject to dividend restrictions. Dividend restrictions, imposed by state regulations, limit the payment of dividends to the shareholder without prior approval from the Department. Under these regulations, $191 million of capital and surplus is available for distribution to the shareholder in 2024 without prior regulatory approval. The company did not pay a dividend to MassMutual in 2023, paid a dividend of $163 million in 2022 and $173 million in 2021. The Company received a capital contribution from MMLIC of $50 million in 2022.

56

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

12.      Presentation of the Statutory Statements of Cash Flows

The following table presents those transactions that have affected the Company’s recognized assets or liabilities but have not resulted in cash receipts or payments during the years ended December 31, 2023, 2022 and 2021. Accordingly, the Company has excluded these non-cash activities below from the Statutory Statement of Cash Flows for the years ended December 31, 2023, 2022 and 2021.

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Net investment income payment in-kind bonds	$16	$-	$1
Bond conversions and refinancing	10	27	17
Stock conversions	5	-	1
Bonds to transferred to partnerships and limited liability companies	-	7	-
Bonds transferred to mortgage loans	-	2	22

13.      Business risks, commitments and contingencies

a.       Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. The principal risks include insurance and underwriting risks, investment and interest rate risks, currency exchange risk and credit risk. The combined impact of these risks could have a material, adverse effect on the Company’s financial statements or result in operating losses in future periods. The Company employs the use of reinsurance, portfolio diversification, asset/liability management processes and other risk management techniques to mitigate the impact of these risks.

Insurance and underwriting risks

The Company prices its products based on estimated benefit payments reflecting assumptions with respect to mortality, longevity, persistency, interest rates and other factors. If actual policy experience emerges that is significantly and adversely different from assumptions used in product pricing, the effect could be material to the profitability of the Company.

Investment and interest rate risks

The fair value, cash flows and earnings of investments can be influenced by a variety of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular interest rate risk. By effectively matching the market sensitivity of assets with the liabilities they support, the impact of interest rate changes is addressed, on an economic basis, as the change in the value of the asset is offset by a corresponding change in the value of the supported liability. The Company uses derivatives, such as interest rate swaps and swaptions, as well as synthetic assets to reduce interest rate and duration imbalances determined in asset/liability analyses.

The levels of U.S. interest rates are influenced by U.S. monetary policies and by the relative attractiveness of U.S. markets to investors versus other global markets. As interest rates increase, certain debt securities may experience amortization or prepayment speeds that are slower than those assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

57

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as crediting rates approach minimum guarantees, resulting in an increased liability.

In periods of increasing interest rates, policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar investments. The Company mitigates currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

Credit and other market risks

The Company manages its investments to limit credit and other market risks by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

Stressed conditions, volatility and disruptions in global capital markets or in particular markets or financial asset classes can have an adverse effect on the Company, in part because the Company has a large investment portfolio and assets supporting the Company’s insurance liabilities are sensitive to changing market factors. Global market factors, including interest rates, credit spread, equity prices, real estate markets, foreign currency exchange rates, consumer spending, business investment, government spending, the volatility and strength of the capital markets, deflation and inflation, all affect the business and economic environment and, ultimately, the profitability of the Company’s business. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect the Company’s business through their effects on general levels of economic activity, employment and customer behavior.

The CMBS, RMBS and leveraged loan sectors are sensitive to evolving conditions that can impair the cash flows realized by investors and is subject to uncertainty. Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Any deterioration in economic fundamentals, especially related to the housing sector could affect management’s judgment regarding OTTI.

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDO. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDO and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDO may differ from the Company’s assumptions.

The Company continuously monitors its investments and assesses their liquidity and financial viability; however, the existence of the factors described above, as well as other market factors, could negatively impact the market value of the Company’s investments. If the Company sells its investments prior to maturity or market recovery, these investments may yield a return that is less than the Company otherwise would have been able to realize.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the investment markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

58

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The long-term impact of the COVID-19 pandemic is dependent on numerous factors including, but not limited to, the length and severity of the pandemic, the efficacy and rate of vaccine adoption and therapeutics, the responses to the pandemic taken by governments and private sector businesses, and the impacts on MassMutual’s policyholders, employees and counterparties. At its height, the pandemic led to significant economic disruption, including significant volatility in the U.S. and international markets, which had an adverse effect on MassMutual’s business. The extent to which the COVID-19 pandemic continues to impact MassMutual’s business will depend on future developments which are highly uncertain, including the emergence of future variants of COVID-19 and the efficacy of vaccines in the broader population (including with respect to future variants).

Political Uncertainties

Political events, domestically or internationally, may directly or indirectly trigger or exacerbate risks related to product offerings, profitability, or any of the risk factors described above. Whether those underlying risk factors are driven by geopolitics or not, the Company’s dynamic approach to managing risks enables management to identify risks, internally and externally, develop mitigation plans, and respond to risks in an attempt to proactively reduce the potential impact of each underlying risk factor on the Company.

b.       Guaranty funds

The Company is subject to state insurance guaranty fund laws. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

c.       Litigation and regulatory matters

In the normal course of business, the Company is involved in disputes, litigation and governmental or regulatory inquiries, administrative proceedings, examinations and investigations, both pending and threatened. These matters, if resolved adversely against the Company or settled, may result in monetary damages, fines and penalties or require changes in the Company’s business practices. The resolution or settlement of these matters is inherently difficult to predict. Based upon the Company’s assessment of these pending matters, the Company does not believe that the amount of any judgment, settlement or other action arising from any pending matter is likely to have a material adverse effect on the statement of financial position. However, an adverse outcome in certain matters could have a material adverse effect on the results of operations for the period in which such matter is resolved, or an accrual is determined to be required, on the financial statement financial position, or on our reputation.

The Company evaluates the need for accruals of loss contingencies for each matter. When a liability for a matter is probable and can be estimated, the Company accrues an estimate of the loss offset by related insurance recoveries or other contributions, if any. An accrual may be subject to subsequent adjustment as a result of additional information and other developments. The resolution of matters are inherently difficult to predict, especially in the early stages of matter. Even if a loss is probable, due to many complex factors, such as speed of discovery and the timing of court decisions or rulings, a loss or range of loss may not be reasonably estimated until the later stages of the matter. For matters where a loss is material and it is either probable or reasonably possible then it is disclosed. For matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimated, no accrual is established, but the matter, if material, is disclosed.

d. Commitments

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

59

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2023, the Company had the following outstanding commitments:

	2024	2025	2026	2027	2028	Thereafter	Total
	(In Millions)
Private placements	$92	$18	$11	$14	$4	$15	$154
Mortgage loans	4	1	1	-	5	1	12
Partnerships and LLCs contributions)	6	1	10	2	-	18	37
Total	$102	$20	$22	$16	$9	$34	$203

14. Related party transactions

Pursuant to a management agreement, MassMutual, for a fee, furnishes the Company, as required, operating facilities, human resources, computer software development and managerial services. Investment and administrative services are also provided to the Company pursuant to a management services agreement with MassMutual. While management believes that these fees are calculated on a reasonable basis, these fees may not necessarily be indicative of the costs that would have been incurred on a stand-alone basis.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Fee income:
Recordkeeping and other services	$-	$1	$2
Fee expense:
Management and service contracts and cost-sharing arrangements	62	77	82

The Company reported less than $1 million as amounts due from affiliates as of December 31, 2023 and 2022. The Company reported $17.5 million as amounts due to subsidiaries and affiliates as of December 31, 2023 and $24 million as of December 31, 2022. Terms generally require settlement of these amounts within 30 to 90 days.

As of December 31, 2023, MMIH and C.M. Life, together, provided financing of $5,500 million ($5,253 million and $247 million respectively), for MassMutual Asset Finance, LLC (MMAF) that can be used to finance ongoing asset purchases. The Company provided financing of $247 million as of December 31, 2023 and $247 million as of December 31, 2022. During 2023, MMAF borrowed $106 million and repaid $53 million under the MMAF credit facility. During 2022, MMAF borrowed $107 million and repaid $104 million under the MMAF credit facility. Outstanding borrowings under the facility with the Company were $227 million as of December 31, 2023 and $174 million as of December 31, 2022. Interest for these borrowings was $6 million for the year ended December 31, 2023 and $4 million for the year ended December 31, 2022. The floating rate borrowings bear interest at a spread over the 30 day SOFR. The fixed rate borrowings bear an interest at a spread over average life Treasuries.

Together, MassMutual and the Company, provide a credit facility to Jefferies Finance, LLC whereby Jefferies Finance, LLC (Jefferies) borrows cash through short-term approved financings to fund the purchase of loans for securitization. During 2023, Jefferies borrowed $9 million and repaid $9 million under the credit facility. During 2022, Jefferies borrowed $25 million and repaid $25 million under the credit facility. As of December 31, 2023 there were no outstanding borrowings under this facility. All outstanding interest due under the facility, as of December 31, 2023 had been paid. The interest of this facility is calculated based on a full pass through of interest accrued on the underlying loans purchased.

In 2023, C.M. Life sold approximately $563 million of private placement corporate assets to MassMutual Life. This resulted in a realized loss of $56 million.

60

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In 2022, the Company declared and paid $163 million in dividends to MassMutual.

The Company has coinsurance agreements with MassMutual where the Company cedes substantially all of the premium on certain universal life policies. In return, MassMutual pays to the Company a stipulated expense allowance and death and surrender benefits. MassMutual holds the assets and related reserves for payment of future benefits on the ceded policies.

Effective December 31, 2020, MassMutual provides the Company a stop-loss coverage to transfer a specific interest rate risk. All Odyssey fixed-deferred annuity contracts issued by the Company are covered under this agreement. The Company pays an annual premium to MassMutual. If the coverage is triggered, there will be a settlement at year end from MassMutual to the Company. MassMutual provides maximum coverage of $200 million over the seven-year duration of this agreement.

As of December 31, 2023, the net amounts due from MassMutual for the various reinsurance agreements were $18 million and as of December 31, 2022, the net amounts due from MassMutual were $30 million. These outstanding balances are due and payable with terms ranging from quarterly to annually, depending on the agreement in effect.

The following summarizes the related party reinsurance transactions between the Company and MassMutual:

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Premium ceded, related to:
Stop-loss agreements	$(2)	$(2)	$(3)
Coinsurance agreements	(37)	(36)	(40)
Expense allowances on reinsurance ceded, included in fees and other income, related to:
Coinsurance agreements	7	6	7
Policyholder benefits ceded, related to:
Coinsurance agreements	83	64	127
Accrual for stop-loss agreement	-	18	-
61

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

15. Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2023 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries of MassMutual

100 w. 3rd Street LLC

300 South Tryon Hotel LLC

300 South Tryon LLC

5301 Wisconsin Avenue GP, LLC

Barings Affordable Housing Mortgage Fund I LLC

Barings Affordable Housing Mortgage Fund II LLC

Barings Affordable Housing Mortgage Fund III LLC

Barings California Mortgage Fund IV

Barings CLO Investment Partners LP

Barings Hotel Opportunity Venture I GP, LLC

Berkshire Way LLC

C.M. Life Insurance Company

CML Global Capabilities LLC

Cornbrook PRS Holdings LLC

Cornerstone California Mortgage Fund I LLC

Cornerstone California Mortgage Fund II LLC

Cornerstone California Mortgage Fund III LLC

Cornerstone Permanent Mortgage Fund IV

Cornerstone Permanent Mortgage Fund LLC

Counterpointe Sustainable Advisors LLC

CREA Ridge Apartments, LLC

DPI Acres Capital SPV LLC

DPI-ACRES Capital LLC

DPI-ARES Mortgage Lending LLC

DPI-ARES Mortgage Lending SPV, LLC

E2E Affordable Housing Debt Fund LLC

EM Opportunities LLC

GIA EU Holdings - Emerson JV Sarl

GIA EU Holdings LLC

Glidepath Holdings Inc.

Insurance Road LLC

ITPSHolding LLC

JFIN Parent LLC

Landmark Manchester Holdings LLC

London Office JV Holdings LLC

MALIC Debt Participations LLC

Martello Re Limited – 27.45%

Massachusetts Mutual Life Insurance Company (MMLIC)

62

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MassMutual 20/80 Allocation Fund

MassMutual 40/60 Allocation Fund

MassMutual 60/40 Allocation Fund

MassMutual Balanced Fund

MassMutual Blue Chip Growth Fund

MassMutual Core Bond Fund

MassMutual Disciplined Growth Fund

MassMutual Disciplined Value Fund

MassMutual Diversified Value Fund

MassMutual Equity Opportunities Fund

MassMutual External Benefits Group LLC

MassMutual Growth Opportunities Fund

MassMutual Holding LLC

MassMutual Inflation-Protected and Income Fund

MassMutual International LLC

MassMutual MCAM Insurance Company, Inc.

MassMutual Mid Cap Growth Fund

MassMutual Mortgage Lending LLC

MassMutual Premier Diversified Bond Fund

MassMutual RetireSMART by JPMorgan 2065 Fund

MassMutual Select 80/20 Allocation Fund

MassMutual Select Fundamental Value Fund

MassMutual Select Overseas Fund

MassMutual Small Cap Growth Equity Fund

MassMutual Small Cap Opportunities Fund

MassMutual Small Cap Value Equity Fund

MassMutual Strategic Bond Fund

MassMutual Ventures Europe/APAC I GP, LLC

Miami Douglas Three MM, LLC

MM Ascend Mtg. Lending LLC

MM CM Holding LLC

63

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MM Global Capabilities I LLC

MM Global Capabilities II LLC

MM Global Capabilities III LLC

MM Investment Holding

MM Private Equity Intercontinental LLC

MM REED District Landco Member LLC

MM Subline Borrower LLC

MM/Barings Multifamily TEBS 2020 LLC

MML CM LLC

MML Investment Advisers, LLC

MML Private Equity Fund Investor LLC

MML Private Placement Investment Company I, LLC

MML Series International Equity Fund

MML Special Situations Investor LLC

MML Strategic Distributors, LLC

MMV CTF I GP LLC

MSP-SC, LLC

Paco France Logistics LLC

Pioneers Gate LLC

Riverwalk MM Member, LLC

Ten Fan Pier Boulevard LLC

The MassMutual Trust Company, FSB

Timberland Forest Holding LLC

Tower Square Capital Partners IIIA, L.P.

Unna, Dortmund Holding LLC

Washington Pine LLC

Subsidiaries of MassMutual Holding LLC

Barings LLC

Fern Street LLC

Haven Life Insurance Agency, LLC

HB Naples Golf Owner LLC

Intermodal Holding II LLC

LifeScore Labs, LLC

Marco Hotel LLC

MassMutual Assignment Company

MassMutual Capital Partners LLC

MassMutual Ventures Holding LLC

MM Asset Management Holding LLC

MM Catalyst Fund II LLC

MM Catalyst Fund LLC

MM Rothesay Holdco US LLC

MML Investors Services, LLC

RB Apartments LLC

Sleeper Street LLC

Subsidiaries of C.M. Life Insurance Company

CM Life Mortgage Lending LLC

CML Mezzanine Investor III, LLC

CML Special Situations Investor LLC

MML Bay State Life Insurance Company

Subsidiaries of MML Bay State Life Insurance Company

(No subsidiaries)

64

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiaries of MML Investment Advisers, LLC

(No Subsidiaries)

Subsidiaries of MassMutual International LLC

MassMutual Asia Limited (SPV)

MassMutual Solutions LLC

Subsidiaries of MassMutual Solutions LLC

Haven Technologies Asia Limited

Subsidiaries of Copper Hill Road LLC

(No Subsidiaries)

Subsidiaries of MM Investment Holding

MML Management Corporation

MMIH Bond Holdings LLC – 99.61%

Subsidiaries of DPI Acres Capital SPV LLC

(No Subsidiaries)

Subsidiaries of The MassMutual Trust Company, FSB

(No Subsidiaries)

Subsidiaries of ITPS Holding LLC

HITPS LLC

Subsidiaries of JFIN Parent LLC

Apex Credit Holdings LLC

Custom Ecology Holdco, LLC

Tomorrow Parent, LLC

Jefferies Finance LLC LLC – 50%

Subsidiaries of Glidepath Holdings Inc

MassMutual Ascend Life Insurance Company

Subsidiaries of Martello Re Limited

(No Subsidiaries)

Subsidiaries of MML Strategic Distributors, LLC

(No Subsidiaries)

Subsidiaries of MML CM LLC

Blueprint Income LLC

Flourish Holding Company LLC

Subsidiaries of Insurance Road LLC

MassMutual Intellectual Property LLC

MassMutual Trad Private Equity LLC

Trad Investments I LLC

Subsidiaries of MM Rothesay Holdco US LLC

Rothesay Limited

Subsidiaries of Rothesay Limited

Rothesay Asset Management UK Limited

Rothesay Foundation

65

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Rothesay Life Plc

Rothesay Mortgages Limited

Rothesay Pensions Management Limited

Subsidiaries of Baring Asset Management Limited (an indirect subsidiary of Barings LLC)

Baring Fund Managers Limited

Baring International Investment Limited

Baring Investment Services Limited

Barings BME GP S.à.r.l.

Barings Core Fund Feeder I GP S.à.r.l.

Barings European Core Property Fund GP Sàrl

Barings European Direct Lending 1 GP LLP

Barings GPC GP S.à.r.l.

Barings Investment Fund (LUX) GP S.à.r.l.

Barings Umbrella Fund (LUX) GP S.à.r.l.

GPLF4(S) GP S.à r. l

PREIF Holdings Limited Partnership

Subsidiaries of Baring International Investment Limited

(No subsidiaries)

16. Subsequent events

Management of the Company has evaluated subsequent events through February 27, 2024, the date the financial statements were available to be issued to state regulators and subsequently on the Company’s website. No events have occurred subsequent to the date of the Statements of Financial Position.

66

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

17. Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2023	$4,801,982	$-	$4,801,982	$4,566,582	$(235,400)	$4,566,582	$4,088,857
September 30, 2023	2,162,075	-	2,162,075	2,089,437	(72,638)	2,089,437	1,988,071
June 30, 2023	1,800,802	-	1,800,802	1,752,217	(48,585)	1,752,217	1,684,846
March 31, 2023	3,007,713	-	3,007,713	2,826,625	(181,088)	2,826,625	2,584,527
December 31, 2022	3,726,463	-	3,726,463	3,283,242	(443,221)	3,283,242	3,150,825
September 30, 2022	1,337,132	-	1,337,132	1,270,962	(66,170)	1,270,962	1,195,634
June 30, 2022	1,069,792	-	1,069,792	949,598	(120,194)	949,598	917,792
March 31, 2022	1,366,642	-	1,366,642	1,092,539	(274,102)	1,092,539	1,084,285
December 31, 2021	153,706	-	153,706	146,419	(7,287)	146,419	133,301
September 30, 2021	429,103	-	429,103	422,210	(6,893)	422,210	371,650
June 30, 2021	1,130,186	-	1,130,186	1,019,790	(110,396)	1,019,790	1,128,667
March 31, 2021	580,686	-	580,686	541,584	(39,102)	541,584	539,293
December 31, 2020	2,202,709	-	2,202,709	1,981,547	(221,162)	1,981,547	2,127,616
September 30, 2020	3,225,941	-	3,225,941	2,914,652	(311,289)	2,914,652	2,881,746
June 30, 2020	1,978,627	-	1,978,627	1,765,784	(212,843)	1,765,784	1,794,192
March 31, 2020	2,725,567	-	2,725,567	2,242,474	(483,093)	2,242,474	2,684,492
December 31, 2019	395,604	-	395,603	374,233	(21,371)	374,233	323,929
September 30, 2019	2,403,817	-	2,403,817	2,163,454	(240,363)	2,163,454	1,796,355
June 30, 2019	1,138,783	-	1,138,783	965,642	(173,141)	965,642	1,187,758
March 31, 2019	1,165,908	-	1,165,908	1,155,765	(10,143)	1,155,765	1,186,451
December 31, 2018	904,746	-	904,746	770,347	(134,399)	770,347	817,965
September 30, 2018	496,473	-	496,473	447,735	(48,737)	447,735	449,782
June 30, 2018	39,548	-	39,548	1,365	(38,183)	1,365	4,435
March 31, 2018	84,116	-	84,116	56,604	(27,511)	56,604	56,886
December 31, 2017	21,358	-	21,358	17,379	(3,979)	17,379	25,404
September 30, 2017	31,370	-	31,370	30,181	(1,188)	30,181	97,082
June 30, 2017	4,452,491	-	4,452,491	4,378,331	(74,160)	4,378,331	6,609,233
March 31, 2017	4,815,924	-	4,815,924	4,784,422	(31,502)	4,784,422	6,463,013
December 31, 2016	4,846,676	-	4,846,676	4,829,684	(16,992)	4,829,684	6,221,820
September 30, 2016	4,994,934	-	4,994,934	4,730,196	(264,738)	4,730,196	6,883,514
June 30, 2016	5,054,395	-	5,054,395	4,955,880	(98,515)	4,955,880	6,764,218
March 31, 2016	6,298,495	-	6,298,495	6,092,642	(205,853)	6,092,642	7,817,461
December 31, 2015	474,546	-	474,546	468,066	(6,480)	468,066	467,904
September 30, 2015	5,603,766	-	5,603,766	5,064,430	(539,336)	5,064,430	6,491,786
June 30, 2015	8,300,146	-	8,300,146	8,096,024	(204,122)	8,096,024	8,991,309
March 31, 2015	4,134,216	-	4,134,216	4,097,041	(37,175)	4,097,041	4,062,060
December 31, 2014	9,225,670	-	9,225,670	9,099,603	(126,067)	9,099,603	10,324,197
June 30, 2014	6,799,823	-	6,799,823	6,410,214	(389,609)	6,410,214	8,821,203
March 31, 2014	10,842,786	-	10,842,786	9,332,953	(1,509,833)	9,332,953	11,545,156
December 31, 2013	13,068,728	-	13,068,728	12,446,803	(621,925)	12,446,803	13,075,122
September 30, 2013	8,777,769	-	8,777,769	8,640,444	(137,325)	8,640,444	8,226,635
June 30, 2013	11,479,347	-	11,479,347	11,079,158	(400,190)	11,079,158	10,139,599
March 31, 2013	15,334,535	-	15,334,535	14,970,376	(364,159)	14,970,376	14,135,122
December 31, 2012	31,785,329	-	31,785,329	30,443,342	(1,341,987)	30,443,342	27,669,977
September 30, 2012	67,270,430	-	67,270,430	65,265,347	(2,005,083)	65,265,347	57,019,262
June 30, 2012	70,455,900	-	70,455,900	69,041,733	(1,414,167)	69,041,733	55,143,333
March 31, 2012	87,853,178	-	87,853,178	85,053,001	(2,800,177)	85,053,001	67,243,938
December 31, 2011	90,342,742	-	90,342,742	87,759,853	(2,582,889)	87,759,853	61,663,659
September 30, 2011	62,166,554	-	62,166,554	60,544,909	(1,621,646)	60,544,909	45,284,654
June 30, 2011	80,582,827	-	80,582,827	76,857,393	(3,725,434)	76,857,393	60,286,999
March 31, 2011	87,925,923	-	87,925,923	85,768,903	(2,157,020)	85,768,903	65,285,429
67

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

December 31, 2010	78,922,237	-	78,922,237	77,329,041	(1,593,196)	77,329,041	57,284,607
September 30, 2010	75,579,158	-	75,579,158	73,844,794	(1,734,364)	73,844,794	53,531,682
June 30, 2010	106,701,990	-	106,701,990	104,920,573	(1,781,417)	104,920,573	77,297,241
March 31, 2010	117,247,145	-	117,247,145	110,848,178	(6,398,967)	110,848,178	81,512,593
December 31, 2009	94,759,892	-	94,759,892	91,319,793	(3,440,099)	91,319,793	61,154,482
September 30, 2009	203,672,078	(2,299,537)	201,372,541	193,090,828	(8,281,714)	193,090,828	124,234,344
Totals		$(2,299,537)			$(49,438,619)

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2023:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
040104RV5	$247,565	$-	$247,565	$240,615	$(6,950)	$240,615	$137,112
17311YAC7	78,549	-	78,549	76,506	(2,043)	76,506	69,892
35729RAE6	117,174	-	117,174	114,052	(3,122)	114,052	98,653
40431KAE0	196,566	-	196,566	191,106	(5,460)	191,106	196,862
45071KDD3	75,801	-	75,801	70,772	(5,029)	70,772	49,240
61750FAE0	35,204	-	35,204	33,571	(1,633)	33,571	23,457
84752CAE7	28,725	-	28,725	28,194	(531)	28,194	15,897
45254TSM7	64,958	-	64,958	62,734	(2,224)	62,734	54,762
45660LAU3	8,692	-	8,692	8,045	(647)	8,045	8,736
45660LYW3	77,347	-	77,347	74,153	(3,194)	74,153	58,008
466247XE8	81,767	-	81,767	81,073	(694)	81,073	58,605
761118FM5	180,848	-	180,848	175,556	(5,292)	175,556	176,505
761118RJ9	14,248	-	14,248	14,181	(67)	14,181	6,969
41161PWB5	70,383	-	70,383	69,812	(571)	69,812	69,385
61915RBB1	115,075	-	115,075	115,037	(38)	115,037	75,773
36298XAA0	1,153,127	-	1,153,127	1,141,205	(11,922)	1,141,205	842,326
576433NH5	16,810	-	16,810	16,223	(587)	16,223	9,996
57645LAA2	1,082,627	-	1,082,627	978,080	(104,547)	978,080	1,172,991
86359DMC8	1,063,605	-	1,063,605	984,164	(79,441)	984,164	873,235
86359DME4	92,911	-	92,911	91,503	(1,408)	91,503	90,453
Totals	$4,801,982	$-	$4,801,982	$4,566,582	$(235,400)	$4,566,582	$4,088,857

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2023:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05535DCF9	$256,162	$-	$256,162	$254,500	$(1,662)	$254,500	$231,625
1248MGAJ3	4,680	-	4,680	4,528	(152)	4,528	3,790
17311YAC7	78,682	-	78,682	77,872	(810)	77,872	71,752
30247DAD3	8,934	-	8,934	8,691	(243)	8,691	7,958
40431KAE0	199,559	-	199,559	194,166	(5,393)	194,166	189,107
590212AB2	5,754	-	5,754	5,280	(474)	5,280	5,898
84752CAE7	17,817	-	17,817	17,171	(646)	17,171	15,583
68

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

86363HAB8	3,128	-	3,128	3,042	(86)	3,042	2,721
93934XAB9	18,871	-	18,871	17,574	(1,297)	17,574	18,577
05535DAN4	106,747	-	106,747	82,578	(24,169)	82,578	85,879
45254TSM7	64,301	-	64,301	63,895	(406)	63,895	54,717
45660LYW3	62,481	-	62,481	57,968	(4,513)	57,968	60,781
466247XE8	69,583	-	69,583	68,964	(619)	68,964	60,519
65535VRK6	28,134	-	28,134	25,925	(2,209)	25,925	27,368
761118RJ9	9,915	-	9,915	9,074	(841)	9,074	7,541
86359A6A6	98,639	-	98,639	95,666	(2,973)	95,666	85,500
126694YM4	49,401	-	49,401	48,877	(524)	48,877	42,399
41161PWB5	83,346	-	83,346	82,313	(1,033)	82,313	69,287
61915RBB1	84,215	-	84,215	83,647	(568)	83,647	76,201
36298XAA0	893,350	-	893,350	870,359	(22,991)	870,359	848,208
576433NH5	18,376	-	18,376	17,347	(1,029)	17,347	22,660
Totals	$2,162,075	$-	$2,162,075	$2,089,437	$(72,638)	$2,089,437	$1,988,071

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2023:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
040104RV5	$144,675	$-	$144,675	$140,254	$(4,421)	$140,254	$138,624
1248MGAJ3	4,727	-	4,727	4,685	(42)	4,685	3,877
40431KAE0	202,855	-	202,855	198,399	(4,456)	198,399	197,720
45071KDD3	49,163	-	49,163	48,849	(314)	48,849	48,760
61750FAE0	25,611	-	25,611	25,437	(174)	25,437	23,134
12669FKR3	4,232	-	4,232	4,008	(224)	4,008	3,851
23321P6A1	256,476	-	256,476	249,939	(6,537)	249,939	242,675
45660LAU3	10,657	-	10,657	10,002	(655)	10,002	10,419
466247XE8	71,210	-	71,210	70,743	(467)	70,743	61,499
525221AJ6	53,824	-	53,824	53,788	(36)	53,788	56,079
05946XYP2	22,043	-	22,043	21,880	(163)	21,880	18,608
36298XAA0	947,305	-	947,305	916,700	(30,605)	916,700	872,156
92922FBW7	8,024	-	8,024	7,533	(491)	7,533	7,444
Totals	$1,800,802	$-	$1,800,802	$1,752,217	$(48,585)	$1,752,217	$1,684,846

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2023:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12624QAC7	$184,864	$-	$184,864	$164,248	$(20,616)	$164,248	$87,625
36192RAL6	150,000	-	150,000	75,000	(75,000)	75,000	26,813
040104RV5	149,208	-	149,208	142,753	(6,455)	142,753	142,901
040104TG6	17,552	-	17,552	15,757	(1,795)	15,757	13,697
69

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

1248MGAJ3	4,879	-	4,879	4,734	(145)	4,734	3,918
30247DAD3	9,380	-	9,380	9,055	(325)	9,055	8,401
40431KAE0	203,838	-	203,838	201,989	(1,849)	201,989	204,087
45071KDD3	59,104	-	59,104	49,072	(10,032)	49,072	49,776
590212AB2	6,507	-	6,507	5,649	(858)	5,649	6,303
617463AA2	443	-	443	403	(40)	403	344
61750FAE0	26,625	-	26,625	25,427	(1,198)	25,427	23,637
61750MAB1	363	-	363	348	(15)	348	335
84752CAE7	18,351	-	18,351	17,917	(434)	17,917	15,887
86363HAB8	3,359	-	3,359	3,184	(175)	3,184	2,870
93934XAB9	20,947	-	20,947	18,663	(2,284)	18,663	19,808
362480AD7	29,271	-	29,271	28,586	(685)	28,586	29,372
45254TRX4	7,615	-	7,615	7,501	(114)	7,501	7,370
45254TSM7	73,046	-	73,046	70,533	(2,513)	70,533	62,754
45660LAU3	10,832	-	10,832	10,748	(84)	10,748	10,647
45660LYW3	65,471	-	65,471	62,974	(2,497)	62,974	63,398
466247XE8	76,618	-	76,618	75,295	(1,323)	75,295	66,059
525221AJ6	59,596	-	59,596	53,747	(5,849)	53,747	59,057
761118FM5	209,948	-	209,948	189,550	(20,398)	189,550	189,653
41161PWB5	89,888	-	89,888	88,611	(1,277)	88,611	72,954
45660N5H4	127,249	-	127,249	127,249	-	127,249	122,739
45660NT88	1,950	-	1,950	1,934	(16)	1,934	1,875
92922F5T1	125,180	-	125,180	122,785	(2,395)	122,785	108,208
939336X65	206,617	-	206,617	200,289	(6,328)	200,289	181,972
36298XAA0	936,144	-	936,144	927,502	(8,642)	927,502	880,045
589929N38	12,632	-	12,632	12,370	(262)	12,370	12,119
59020UNZ4	8,303	-	8,303	7,037	(1,266)	7,037	7,943
86359DME4	111,933	-	111,933	105,715	(6,218)	105,715	101,960
Totals	$3,007,713	$-	$3,007,713	$2,826,625	$(181,088)	$2,826,625	$2,584,527

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2022:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12624QAC7	$200,006	$-	$200,006	$180,006	$(20,000)	$180,006	$83,625
36192RAL6	150,034	-	150,034	75,034	(75,000)	75,034	55,734
02660CAH3	945	-	945	854	(91)	854	19
040104RV5	156,399	-	156,399	147,100	(9,300)	147,100	143,313
040104TG6	18,089	-	18,089	17,322	(767)	17,322	13,798
04544TAB7	2,666	-	2,666	724	(1,942)	724	2,444
12479DAC2	200,809	-	200,809	90,080	(110,729)	90,080	162,465
1248MGAJ3	5,086	-	5,086	4,882	(204)	4,882	4,069
17311YAC7	78,755	-	78,755	77,431	(1,324)	77,431	77,538
30247DAD3	10,637	-	10,637	9,445	(1,192)	9,445	8,584
35729RAE6	125,865	-	125,865	114,938	(10,927)	114,938	100,526
40431KAE0	207,799	-	207,799	201,274	(6,525)	201,274	202,592
70

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

61750FAE0	27,611	-	27,611	26,440	(1,171)	26,440	23,511
61750MAB1	441	-	441	361	(79)	361	340
86363HAB8	3,602	-	3,602	3,423	(179)	3,423	2,988
05535DAN4	130,051	-	130,051	124,494	(5,557)	124,494	106,591
45254TRX4	8,114	-	8,114	7,910	(204)	7,910	7,836
45660LYW3	68,799	-	68,799	65,584	(3,214)	65,584	64,808
466247XE8	79,759	-	79,759	78,321	(1,438)	78,321	67,957
589929X29	33,164	-	33,164	31,581	(1,582)	31,581	32,521
65535VRK6	33,605	-	33,605	27,970	(5,635)	27,970	29,456
41161PHU0	96,074	-	96,074	81,352	(14,722)	81,352	90,998
41161PWB5	93,018	-	93,018	92,331	(687)	92,331	79,847
45660N5H4	161,805	-	161,805	136,681	(25,124)	136,681	136,885
36298XAA0	977,080	-	977,080	942,363	(34,718)	942,363	887,951
36298XAB8	856,251	-	856,251	745,341	(110,910)	745,341	764,429
Totals	$3,726,463	$-	$3,726,463	$3,283,242	$(443,221)	$3,283,242	$3,150,825

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2022:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
01853GAB6	$2,493	$-	$2,493	$2,493	$-	$2,493	$7,197
02660CAH3	941	-	941	935	(5)	935	16
040104RV5	173,039	-	173,039	154,714	(18,324)	154,714	147,435
040104TG6	18,936	-	18,936	17,887	(1,049)	17,887	14,314
1248MGAJ3	5,295	-	5,295	5,118	(178)	5,118	4,203
14454AAB5	65,791	-	65,791	65,736	(55)	65,736	81,802
17311YAC7	88,194	-	88,194	77,892	(10,303)	77,892	78,729
35729RAE6	132,460	-	132,460	126,001	(6,459)	126,001	103,302
40431KAE0	214,071	-	214,071	205,722	(8,349)	205,722	202,667
617463AA2	526	-	526	441	(85)	441	348
61750FAE0	30,471	-	30,471	27,496	(2,975)	27,496	23,889
86363HAB8	3,939	-	3,939	3,660	(279)	3,660	3,100
93934XAB9	26,691	-	26,691	20,650	(6,040)	20,650	23,286
05535DAN4	135,069	-	135,069	134,646	(423)	134,646	114,615
12668ACY9	10,497	-	10,497	8,501	(1,996)	8,501	10,743
22540VG71	2,469	-	2,469	2,463	(5)	2,463	2,492
45254TSM7	78,878	-	78,878	76,949	(1,929)	76,949	66,138
45660LYW3	68,495	-	68,495	67,063	(1,433)	67,063	66,133
466247XE8	82,504	-	82,504	81,877	(627)	81,877	70,950
525221AJ6	58,759	-	58,759	58,677	(83)	58,677	59,121
65535VRK6	34,486	-	34,486	33,568	(917)	33,568	29,683
23332UCM4	4,180	-	4,180	3,866	(313)	3,866	4,042
41161PWB5	98,950	-	98,950	94,607	(4,343)	94,607	81,430
Totals	$1,337,132	$-	$1,337,132	$1,270,962	$(66,170)	$1,270,962	$1,195,634

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2022:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
01853GAB6	$7,454	$-	$7,454	$2,288	$(5,166)	$2,288	$7,787
040104RV5	181,867	-	181,867	171,865	(10,002)	171,865	160,035
040104TG6	19,420	-	19,420	18,728	(692)	18,728	15,333
1248MGAJ3	5,727	-	5,727	5,328	(399)	5,328	4,501
14454AAB5	89,674	-	89,674	65,737	(23,937)	65,737	86,252
35729RAE6	140,965	-	140,965	132,843	(8,122)	132,843	111,262
86363HAB8	4,436	-	4,436	3,995	(441)	3,995	3,437
05535DAN4	184,726	-	184,726	139,420	(45,306)	139,420	124,278
45254TRX4	9,164	-	9,164	8,519	(644)	8,519	8,480
71

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

45660LYW3	71,484	-	71,484	68,316	(3,168)	68,316	69,150
525221AJ6	77,112	-	77,112	61,754	(15,358)	61,754	64,933
589929X29	45,702	-	45,702	44,026	(1,676)	44,026	44,178
761118FM5	213,882	-	213,882	209,051	(4,832)	209,051	200,979
589929N38	18,178	-	18,178	17,727	(451)	17,727	17,185
Totals	$1,069,792	$-	$1,069,792	$949,598	$(120,194)	$949,598	$917,792

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2022:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
07388VAH1	$226,420	$-	$226,420	$23,420	$(203,000)	$23,420	$23,420
040104RV5	191,840	-	191,840	182,570	(9,270)	182,570	177,676
17311YAC7	101,646	-	101,646	88,695	(12,951)	88,695	93,082
35729RAE6	144,336	-	144,336	142,269	(2,067)	142,269	125,320
40431KAE0	245,992	-	245,992	219,259	(26,733)	219,259	244,844
45071KDD3	66,595	-	66,595	59,578	(7,017)	59,578	61,194
61750FAE0	32,855	-	32,855	30,573	(2,282)	30,573	28,080
45660LAU3	12,143	-	12,143	11,587	(556)	11,587	11,819
761118FM5	234,972	-	234,972	228,638	(6,334)	228,638	223,059
41161PWB5	109,841	-	109,841	105,949	(3,892)	105,949	95,793
Totals	$1,366,642	$-	$1,366,642	$1,092,539	$(274,102)	$1,092,539	$1,084,285

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2022:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
617463AA2	$593	$-	$593	$541	$(52)	$541	$466
61750FAE0	34,293	-	34,293	32,765	(1,528)	32,765	30,781
61750MAB1	494	-	494	456	(38)	456	455
41161PWB5	118,327	-	118,327	112,659	(5,668)	112,659	101,599
Totals	$153,707	$-	$153,707	$146,421	$(7,286)	$146,421	$133,301

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2021:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05535DAN4	$200,922	$-	$200,922	$200,142	$(780)	$200,142	$162,578
073879QF8	18,487	-	18,487	17,021	(1,466)	17,021	19,301
45660LYW3	79,334	-	79,334	77,956	(1,378)	77,956	76,966
41161PWB5	130,360	-	130,360	127,091	(3,269)	127,091	112,805
Totals	$429,103	$-	$429,103	$422,210	$(6,893)	$422,210	$371,650

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2021:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
040104TG6	$24,495	$-	$24,495	$18,486	$(6,009)	$18,486	$21,692
05535DCF9	345,984	-	345,984	310,936	(35,048)	310,936	374,083
40431KAE0	260,175	-	260,175	258,699	(1,476)	258,699	302,426
61750FAE0	35,830	-	35,830	34,510	(1,320)	34,510	31,864
05535DAN4	221,083	-	221,083	165,572	(55,511)	165,572	181,999
45660LYW3	83,910	-	83,910	82,457	(1,453)	82,457	81,083
79548KXQ6	20,469	-	20,469	15,048	(5,421)	15,048	15,063
41161PWB5	138,240	-	138,240	134,082	(4,158)	134,082	120,457
Totals	$1,130,186	$-	$1,130,186	$1,019,790	$(110,396)	$1,019,790	$1,128,667

72

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2021:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05535DCF9	$366,060	$-	$366,060	$359,326	$(6,734)	$359,326	$379,719
61750FAE0	37,595	-	37,595	36,005	(1,590)	36,005	32,295
22540V3F7	33,589	-	33,589	2,981	(30,608)	2,981	940
41161PWB5	143,442	-	143,442	143,272	(170)	143,272	126,338
Totals	$580,686	$-	$580,686	$541,584	$(39,102)	$541,584	$539,292

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2020:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
01853GAB6	$14,568	$-	$14,568	$7,033	$(7,536)	$7,033	$12,059
05535DCF9	377,210	-	377,210	370,871	(6,338)	370,871	402,819
61750FAE0	38,370	-	38,370	37,735	(636)	37,735	34,241
61750MAB1	519	-	519	500	(19)	500	505
124860CB1	136,315	-	136,315	94,190	(42,125)	94,190	113,287
2254W0NK7	14,495	-	14,495	4,314	(10,181)	4,314	17,202
45660LYW3	91,445	-	91,445	90,564	(881)	90,564	89,217
65535VRK6	39,925	-	39,925	35,226	(4,699)	35,226	38,262
125435AA5	38,147	-	38,147	37,820	(327)	37,820	39,118
36298XAA0	1,280,168	-	1,280,168	1,134,532	(145,636)	1,134,532	1,203,139
86359DME4	171,546	-	171,546	168,762	(2,784)	168,762	177,768
Totals	$2,202,709	$-	$2,202,709	$1,981,547	$(221,162)	$1,981,547	$2,127,616

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2020:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05535DCF9	$395,158	$-	$395,158	$379,924	$(15,234)	$379,924	$366,150
61750MAB1	537	-	537	519	(18)	519	380
9393365V1	7,420	-	7,420	7,328	(92)	7,328	6,783
12669GWN7	210,883	-	210,883	198,389	(12,494)	198,389	194,272
36298XAA0	1,347,196	-	1,347,196	1,307,547	(39,649)	1,307,547	1,239,480
36298XAB8	1,257,414	-	1,257,414	1,017,564	(239,850)	1,017,564	1,064,536
74951PBT4	7,333	-	7,333	3,381	(3,952)	3,381	10,145
Totals	$3,225,941	$-	$3,225,941	$2,914,652	$(311,289)	$2,914,652	$2,881,746

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2020:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
9393365V1	$7,834	$-	$7,834	$7,719	$(116)	$7,719	$6,622
57643QAE5	534,784	-	534,784	441,679	(93,105)	441,679	574,564
74951PBT4	14,931	-	14,931	9,486	(5,445)	9,486	10,438
86359DMC8	1,421,078	-	1,421,078	1,306,900	(114,178)	1,306,900	1,202,568
Totals	$1,978,627	$-	$1,978,627	$1,765,784	$(212,843)	$1,765,784	$1,794,192

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2020:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05535DCF9	$432,085	$-	$432,085	$410,505	$(21,580)	$410,505	$362,606
45071KDD3	77,176	-	77,176	69,653	(7,524)	69,653	67,033
65535VRK6	41,952	-	41,952	40,956	(995)	40,956	37,844
79548KXQ6	29,027	-	29,027	28,392	(635)	28,392	21,372
73

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

12669GWN7	220,746	-	220,746	216,237	(4,509)	216,237	214,278
57645LAA2	1,924,581	-	1,924,581	1,476,730	(447,851)	1,476,730	1,981,360
Totals	$2,725,567	$-	$2,725,567	$2,242,474	$(483,093)	$2,242,474	$2,684,492

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05535DAN4	$307,738	$-	$307,738	$295,672	$(12,066)	$295,672	$254,718
65535VRK6	48,442	-	48,442	41,689	(6,753)	41,689	45,360
79548KXQ6	32,160	-	32,160	29,837	(2,323)	29,837	17,626
12669FXR9	7,263	-	7,263	7,035	(228)	7,035	6,226
Totals	$395,603	$-	$395,603	$374,233	$(21,370)	$374,233	$323,929

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
761118FM5	$340,329	$-	$340,329	$333,834	$(6,494)	$333,834	$12,112
79548KXQ6	44,492	-	44,492	43,020	(1,472)	43,020	9,462
12669GWN7	257,591	-	257,591	237,604	(19,987)	237,604	232,552
36298XAA0	1,757,853	-	1,757,853	1,547,103	(210,750)	1,547,103	1,539,100
US74951PBV94	3,553	-	3,553	1,893	(1,660)	1,893	3,130
Totals	$2,403,817	$-	$2,403,817	$2,163,454	$(240,364)	$2,163,454	$1,796,355

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
61750MAB1	$549	$-	$549	$544	$(5)	$544	$483
761118FM5	399,645	-	399,645	392,163	(7,482)	392,163	415,195
57643QAE5	738,589	-	738,589	572,935	(165,654)	572,935	772,080
Totals	$1,138,783	$-	$1,138,783	$965,642	$(173,141)	$965,642	$1,187,758

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
61750MAB1	$586	$-	$586	$548	$(38)	$548	$554
65106FAG7	12,643	-	12,643	11,714	(929)	11,714	343
22541QQR6	312	-	312	-	(312)	-	-
761118FM5	390,110	-	390,110	385,210	(4,900)	385,210	388,296
57643QAE5	755,970	-	755,970	754,768	(1,202)	754,768	790,386
US74951PBV94	6,287	-	6,287	3,525	(2,763)	3,525	6,872
Totals	$1,165,908	$-	$1,165,908	$1,155,765	$(10,144)	$1,155,765	$1,186,451

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
65106FAG7	$11,179	$-	$11,179	$959	$(10,220)	$959	$1,142
22541QQR6	5,700	-	5,700	(1,944)	(7,644)	(1,944)	-
57643QAE5	887,867	-	887,867	771,332	(116,535)	771,332	816,823
Totals	$904,746	$-	$904,746	$770,347	$(134,399)	$770,347	$817,965
74

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05535DCF9	$495,404	$-	$495,404	$450,462	$(44,942)	$450,462	$449,510
07386HCP4	564	-	564	(1,633)	(2,197)	(1,633)	83
76110H4M8	504	-	504	(1,094)	(1,598)	(1,094)	189
Totals	$496,473	$-	$496,473	$447,735	$(48,737)	$447,735	$449,782

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
76110H4M8	$2,014	$-	$2,014	$579	$(1,435)	$579	$504
863579DV7	37,534	-	37,534	786	(36,748)	786	3,932
Totals	$39,548	$-	$39,548	$1,365	$(38,183)	$1,365	$4,435

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
07386HEN7	$2,548	$-	$2,548	$136	$(2,412)	$136	$94
79548KXQ6	81,567	-	81,567	56,468	(25,099)	56,468	56,792
Totals	$84,116	$-	$84,116	$56,604	$(27,511)	$56,604	$56,886

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
07386HCP4	$2,087	$-	$2,087	$362	$(1,726)	$362	$697
22541QQR6	4,224	-	4,224	2,480	(1,744)	2,480	3,194
2254W0NK7	15,047	-	15,047	14,538	(509)	14,538	21,513
Totals	$21,358	$-	$21,358	$17,379	$(3,979)	$17,379	$25,404

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
88157QAL2	$31,370	$-	$31,370	$30,181	$(1,188)	$30,181	$97,082

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
76110H4M8	$1,298	$-	$1,298	$684	$(614)	$684	$1,198
86358RLG0	245	-	245	191	(54)	191	2,120
88157QAL2	37,298	-	37,298	30,852	(6,447)	30,852	88,942
77277LAF4	2,501,621	-	2,501,621	2,463,055	(38,566)	2,463,055	3,813,186
77277LAH0	126,121	-	126,121	124,240	(1,881)	124,240	304,271
77277LAJ6	1,785,908	-	1,785,908	1,759,310	(26,599)	1,759,310	2,399,517
Totals	$4,452,491	$-	$4,452,491	$4,378,331	$(74,160)	$4,378,331	$6,609,233

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22541QJR4	$3,126	$-	$3,126	$15	$(3,111)	$15	$1,926
45660LYW3	130,210	-	130,210	121,920	(8,290)	121,920	118,232
86358RA23	224,856	-	224,856	212,421	(12,435)	212,421	218,430
75

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

88157QAL2	39,747	-	39,747	36,416	(3,331)	36,416	89,960
77277LAF4	2,504,113	-	2,504,113	2,501,621	(2,492)	2,501,621	3,522,212
77277LAH0	126,242	-	126,242	126,121	(122)	126,121	295,836
77277LAJ6	1,787,629	-	1,787,629	1,785,908	(1,721)	1,785,908	2,216,416
Totals	$4,815,924	$-	$4,815,924	$4,784,422	$(31,502)	$4,784,422	$6,463,013
76

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of C.M. Life Insurance Company and Policy Owners of C.M. Life Variable Life Separate Account I:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the divisions listed in Appendix A that comprise C.M. Life Variable Life Separate Account I (Separate Account), as of December 31, 2023, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes, including the financial highlights in Note 8, for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each division as of December 31, 2023, and the results of their operations and the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 7, 2024

F-1

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix A

C.M. Life Variable Life Separate Account I was comprised of the following divisions as of December 31, 2023.

Divisions

American Century VP Capital Appreciation Division

American Century VP Disciplined Core Value Division

American Century VP International Division

American Century VP Value Division

American Funds Insurance Series® Asset Allocation Division (Class 1)*

American Funds Insurance Series® Asset Allocation Division (Class 2)*

American Funds Insurance Series® Capital World Growth and Income Division*

American Funds Insurance Series® Global Growth Division*

American Funds Insurance Series® Growth-Income Division (Class 2)*

American Funds Insurance Series® International Growth and Income Division*

American Funds Insurance Series® New World Division*

American Funds Insurance Series® The Bond Fund of America Division*

American Funds Insurance Series® Washington Mutual Investors Division*

BlackRock High Yield V.I. Division

BlackRock Small Cap Index V.I. Division

BNY Mellon MidCap Stock Division

Delaware Ivy VIP Science and Technology Division

Delaware VIP® Emerging Markets Division

Delaware VIP® Small Cap Value Division

DFA VA International Small Division

DFA VA U.S. Targeted Value Division

DFA VIT Inflation-Protected Securities Division

DWS Small Cap Index Division

Eaton Vance VT Floating-Rate Income Division

Fidelity® VIP Bond Index Division

Fidelity® VIP Contrafund® Division

Fidelity® VIP Extended Market Index Division

Fidelity® VIP Freedom 2020 Division

Fidelity® VIP Freedom 2025 Division

Fidelity® VIP Freedom 2030 Division

Fidelity® VIP Freedom 2035 Division

Fidelity® VIP Freedom 2040 Division

Fidelity® VIP Freedom 2045 Division

Fidelity® VIP Freedom 2050 Division

Fidelity® VIP Freedom 2055 Division

Fidelity® VIP Freedom 2060 Division

Fidelity® VIP Freedom 2065 Division

Fidelity® VIP Freedom Income Division

Fidelity® VIP Growth Division

Fidelity® VIP Index 500 Division (Initial Class)

Fidelity® VIP Index 500 Division (Service Class)

Fidelity® VIP International Index Division

Fidelity® VIP Overseas Division

Franklin Small Cap Value VIP Division

Franklin Strategic Income VIP Division

Goldman Sachs Core Fixed Income Division

Goldman Sachs International Equity Insights Division

Goldman Sachs Mid Cap Growth Division*

Goldman Sachs Mid Cap Value Division

Goldman Sachs Strategic Growth Division

Invesco Oppenheimer V.I. International Growth Division

Invesco V.I. Capital Appreciation Division

Invesco V.I. Core Plus Bond Division*

Invesco V.I. Discovery Mid Cap Growth Division

Invesco V.I. Diversified Dividend Division

Invesco V.I. Global Division

Invesco V.I. Global Real Estate Division

Invesco V.I. Global Strategic Income Division

Invesco V.I. Health Care Division

Invesco V.I. Main Street Division

Invesco V.I. Small Cap Equity Division

Invesco V.I. Technology Division

Janus Henderson Balanced Division

Janus Henderson Forty Division

Janus Henderson Global Research Division

MFS® Global Real Estate Division

MFS® Growth Series Division

MFS® International Intrinsic Value Division

MFS® Investors Trust Division

MFS® Mid Cap Value Division

MFS® New Discovery Division

MFS® Value Division

MML Aggressive Allocation Division

MML American Funds Growth Division

MML Balanced Allocation Division

MML Blend Division

MML Blue Chip Growth Division

MML Conservative Allocation Division

MML Dynamic Bond Division

MML Equity Division

MML Equity Income Division

MML Equity Index Division

MML Focused Equity Division

MML Foreign Division

MML Global Division

MML Growth Allocation Division

MML Income & Growth Division

MML Inflation-Protected and Income Division

MML Large Cap Growth Division

MML Managed Bond Division

MML Managed Volatility Division

LA2049

F-2

MML Mid Cap Growth Division

MML Mid Cap Value Division

MML Moderate Allocation Division

MML Short-Duration Bond Division

MML Small Cap Equity Division

MML Small Cap Growth Equity Division

MML Strategic Emerging Markets Division

MML Total Return Bond Division

MML U.S. Government Money Market Division

PIMCO Global Bond Opportunities Division

PIMCO High Yield Division

PIMCO Real Return Division

PIMCO Total Return Division

T. Rowe Price Blue Chip Growth Division

T. Rowe Price Equity Income Division

T. Rowe Price Limited-Term Bond Division

T. Rowe Price Mid-Cap Growth Division

Templeton Foreign VIP Division

Templeton Global Bond VIP Division

Vanguard VIF Balanced Division

Vanguard VIF Capital Growth Division

Vanguard VIF Diversified Value Division

Vanguard VIF Equity Income Division

Vanguard VIF Growth Division

Vanguard VIF International Division

Vanguard VIF Real Estate Index Division

Vanguard VIF Short-Term Investment-Grade Division

* The following Divisions had name changes:

Current Year	Prior Year
American Funds Insurance Series® Asset Allocation Division (Class 1)	American Funds® IS Asset Allocation Division
American Funds Insurance Series® Asset Allocation Division (Class 2)	American Funds® Asset Allocation Division
American Funds Insurance Series® Capital World Global Growth and Income Division	American Funds® IS Global Growth & Income Division
American Funds Insurance Series® Global Growth Division (Class 1)	American Funds® IS Global Growth-Income Division
American Funds Insurance Series® Global Growth Division (Class 2)	American Funds® IS Global Growth Division

F-3

American Funds Insurance Series® International Growth and Income Division	American Funds® IS International Growth And Income Division
American Funds Insurance Series® New World Division	American Funds® IS New World Division
American Funds Insurance Series® The Bond Fund of America Division	American Funds® IS Bond Fund of America Division
American Funds Insurance Series® Washington Mutual Investors Division	American Funds® IS Blue Chip Income & Growth Division
Goldman Sachs Mid Cap Growth Division	Goldman Sachs Growth Opportunities Division.

LA2049

F-4

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2023

	American Century VP Capital Appreciation Division	American Century VP Disciplined Core Value Division	American Century VP International Division	American Century VP Value Division	American Funds Insurance Series® Asset Allocation Division	American Funds Insurance Series® Asset Allocation Division	American Funds Insurance Series® Capital World Growth and Income Division	American Funds Insurance Series® Global Growth Division
					(Class 1)	(Class 2)
ASSETS
Investments
Number of shares	10,660	3,764,304	14,074	230,283	989	467,946	4,688	1,502
Identified cost	$135,684	$33,243,979	$143,323	$2,493,893	$22,673	$10,657,247	$57,707	$46,168
Value	$151,582	$28,872,214	$148,901	$2,807,146	$23,599	$11,010,764	$64,552	$50,952
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	151,582	28,872,214	148,901	2,807,146	23,599	11,010,764	64,552	50,952
LIABILITIES
Payable to C.M. Life Insurance Company	1	9	1	17	-	7	-	-
Total liabilities	1	9	1	17	-	7	-	-
NET ASSETS (For variable life insurance policies)	$151,581	$28,872,205	$148,900	$2,807,129	$23,599	$11,010,757	$64,552	$50,952
Outstanding Units
Policy owners	171,999	7,599,490	172,476	526,324	23,211	2,455,694	62,883	53,729
UNIT VALUE
Executive Benefit Variable Universal Life	$-	$-	$-	$-	$-	$-	$-	$-
Survivorship Variable Universal Life	-	4.40	-	5.54	-	4.63	-	-
Variable Universal Life	-	3.79	-	5.21	-	4.35	-	-
Survivorship Variable Universal Life II	-	3.49	-	5.54	-	4.63	-	-
C.M. Life Electrum Select(SM)	0.88	-	0.86	-	1.02	-	1.03	0.95

See Notes to Financial Statements.

F-5

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	American Funds Insurance Series® Growth-Income Division	American Funds Insurance Series® International Growth and Income Division	American Funds Insurance Series® New World Division	American Funds Insurance Series® The Bond Fund of America Division	American Funds Insurance Series® Washington Mutual Investors Division	Black Rock High Yield V.I. Division	Black Rock Small Cap Index V.I. Division	BNY Mellon MidCap Stock Division
	(Class 2)
ASSETS
Investments
Number of shares	204,526	3,366	685	2,849	831	13,901	21,891	4,487
Identified cost	$9,860,772	$32,575	$15,561	$27,131	$10,783	$91,643	$233,183	$78,516
Value	$11,923,840	$33,993	$17,458	$26,982	$11,997	$95,080	$247,150	$83,271
Dividends receivable	-	-	-	-	-	404	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	13	-	-
Total assets	11,923,840	33,993	17,458	26,982	11,997	95,497	247,150	83,271
LIABILITIES
Payable to C.M. Life Insurance Company	11	-	-	-	-	-	1	-
Total liabilities	11	-	-	-	-	-	1	-
NET ASSETS (For variable life insurance policies)	$11,923,829	$33,993	$17,458	$26,982	$11,997	$95,497	$247,149	$83,271
Outstanding Units
Policy owners	1,850,575	33,435	18,940	29,476	10,861	93,333	259,701	79,565
UNIT VALUE
Executive Benefit Variable Universal Life	$-	$-	$-	$-	$-	$-	$-	$-
Survivorship Variable Universal Life	6.69	-	-	-	-	-	-	-
Variable Universal Life	6.29	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	6.69	-	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	-	1.02	0.92	0.92	1.10	1.02	0.95	1.05

See Notes to Financial Statements.

F-6

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	Delaware Ivy VIP Science and Technology Division	Delaware VIP® Emerging Markets Division	Delaware VIP® Small Cap Value Division	DFA VA International Small Division	DFA U.S. Targeted Value Division	DFA VIT Inflation- Protected Division	DWS Small Cap Index Division	Eaton Vance VT Floating-Rate Income Division
ASSETS
Investments
Number of shares	1,467	5,096	870	4,864	3,576	1,838	335,176	459
Identified cost	$31,418	$106,730	$32,147	$53,721	$79,091	$18,435	$4,914,694	$3,917
Value	$33,702	$112,020	$33,180	$57,786	$80,818	$16,648	$4,568,447	$3,975
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	1	-	-	-	-	-	1
Total assets	33,702	112,021	33,180	57,786	80,818	16,648	4,568,447	3,976
LIABILITIES
Payable to C.M. Life Insurance Company	-	-	-	-	-	-	2	-
Total liabilities	-	-	-	-	-	-	2	-
NET ASSETS (For variable life insurance policies)	$33,702	$112,021	$33,180	$57,786	$80,818	$16,648	$4,568,445	$3,976
Outstanding Units
Policy owners	34,658	134,459	33,497	59,284	67,727	18,103	1,010,726	3,646
UNIT VALUE
Executive Benefit Variable Universal Life	$-	$-	$-	$-	$-	$-	$-	$-
Survivorship Variable Universal Life	-	-	-	-	-	-	4.85	-
Variable Universal Life	-	-	-	-	-	-	4.37	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	4.69	-
C.M. Life Electrum Select(SM)	0.97	0.83	0.99	0.97	1.19	0.92	-	1.09

See Notes to Financial Statements.

F-7

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	Fidelity® VIP Bond Index Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Extended Market Index Division	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division
ASSETS
Investments
Number of shares	3,882	1,635,649	22,635	30	16,106	12,001	5,625	22,473
Identified cost	$37,137	$59,132,585	$264,791	$358	$228,877	$174,469	$133,981	$520,428
Value	$37,387	$79,541,609	$291,992	$377	$243,367	$183,741	$145,692	$558,221
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	6	-	-	-	-	-	-
Total assets	37,387	79,541,615	291,992	377	243,367	183,741	145,692	558,221
LIABILITIES
Payable to C.M. Life Insurance Company	-	-	2	-	-	-	1	-
Total liabilities	-	-	2	-	-	-	1	-
NET ASSETS (For variable life insurance policies)	$37,387	$79,541,615	$291,990	$377	$243,367	$183,741	$145,691	$558,221
Outstanding Units
Policy owners	41,206	10,943,710	295,965	394	253,527	190,346	149,100	563,122
UNIT VALUE
Executive Benefit Variable Universal Life	$-	$-	$-	$-	$-	$-	$-	$-
Survivorship Variable Universal Life	-	8.98	-	-	-	-	-	-
Variable Universal Life	-	7.32	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	6.51	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	0.91	1.00	0.99	0.96	0.96	0.97	0.98	0.99

See Notes to Financial Statements.

F-8

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2060 Division	Fidelity® VIP Freedom 2065 Division	Fidelity® VIP Freedom Income Division	Fidelity® VIP Growth Division	Fidelity® VIP Index 500 Division¹
								(Initial Class)
ASSETS
Investments
Number of shares	2,512	9,748	6,979	8,296	165	4,128	4,896	-
Identified cost	$56,871	$205,837	$79,962	$96,601	$1,865	$44,575	$392,666	$7
Value	$63,127	$221,174	$88,839	$104,363	$2,042	$45,239	$452,184	$9
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	63,127	221,174	88,839	104,363	2,042	45,239	452,184	9
LIABILITIES
Payable to C.M. Life Insurance Company	-	-	-	-	-	-	-	9
Total liabilities	-	-	-	-	-	-	-	9
NET ASSETS (For variable life insurance policies)	$63,127	$221,174	$88,839	$104,363	$2,042	$45,239	$452,184	$-
Outstanding Units
Policy owners	63,400	222,087	89,198	104,814	2,052	47,539	435,374	-
UNIT VALUE
Executive Benefit Variable Universal Life	$-	$-	$-	$-	$-	$-	$-	$10.16
Survivorship Variable Universal Life	-	-	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	1.00	1.00	1.00	1.00	1.00	0.95	1.04	-
[1]	Fidelity VIP Index 500 Fund shares held are fractional and round to zero.

See Notes to Financial Statements.

F-9

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	Fidelity® VIP Index 500 Division	Fidelity® VIP International Index Division	Fidelity® VIP Overseas Division	Franklin Small Cap Value VIP Division	Franklin Strategic Income VIP Division	Goldman Sachs Core Fixed Income Division	Goldman Sachs International Equity Insights Division	Goldman Sachs Mid Cap Growth Division
	(Service Class)
ASSETS
Investments
Number of shares	2,958	22,641	4,100	328,204	-	42	5,345	523
Identified cost	$1,196,226	$224,552	$100,893	$4,440,406	$-	$403	$44,434	$4,779
Value	$1,359,985	$239,091	$105,863	$4,355,273	$-	$409	$47,304	$5,342
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	1,359,985	239,091	105,863	4,355,273	-	409	47,304	5,342
LIABILITIES
Payable to C.M. Life Insurance Company	-	1	1	17	-	-	-	-
Total liabilities	-	1	1	17	-	-	-	-
NET ASSETS (For variable life insurance policies)	$1,359,985	$239,090	$105,862	$4,355,256	$-	$409	$47,304	$5,342
Outstanding Units
Policy owners	1,292,693	241,064	112,483	812,443	-	452	44,891	5,979
UNIT VALUE
Executive Benefit Variable Universal Life	$-	$-	$-	$-	$-	$-	$-	$-
Survivorship Variable Universal Life	-	-	-	6.62	-	-	-	-
Variable Universal Life	-	-	-	6.22	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	6.62	-	-	-	-
C.M. Life Electrum Select(SM)	1.05	0.99	0.94	1.05	0.97	0.90	1.05	0.89

See Notes to Financial Statements.

F-10

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	Goldman Sachs Mid Cap Value Division	Goldman Sachs Strategic Growth Division	Invesco Oppenheimer V.I. International Growth Division	Invesco V.I. Capital Appreciation Division	Invesco V.I. Core Plus Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Diversified Dividend Division	Invesco V.I. Global Division
ASSETS
Investments
Number of shares	22,785	575,790	2,008,127	1,245,071	486,163	862,446	30,398	1,569,223
Identified cost	$365,334	$7,029,045	$4,375,208	$60,418,090	$3,206,176	$62,446,566	$761,945	$57,164,341
Value	$364,780	$7,220,403	$4,056,417	$58,605,494	$2,790,577	$54,170,253	$736,855	$57,370,808
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	3	-	22	-	29	-	-
Total assets	364,780	7,220,406	4,056,417	58,605,516	2,790,577	54,170,282	736,855	57,370,808
LIABILITIES
Payable to C.M. Life Insurance Company	-	-	13	-	9	-	17	15
Total liabilities	-	-	13	-	9	-	17	15
NET ASSETS (For variable life insurance policies)	$364,780	$7,220,406	$4,056,404	$58,605,516	$2,790,568	$54,170,282	$736,838	$57,370,793
Outstanding Units
Policy owners	351,797	1,589,695	1,310,700	12,025,572	1,766,901	14,070,708	347,505	8,305,010
UNIT VALUE
Executive Benefit Variable Universal Life	$-	$-	$4.84	$-	$1.69	$-	$-	$-
Survivorship Variable Universal Life	-	5.51	3.22	6.14	1.48	4.72	2.25	8.19
Variable Universal Life	-	4.38	3.01	5.18	1.54	4.48	2.11	7.43
Survivorship Variable Universal Life II	-	4.70	3.22	3.73	1.65	2.38	2.25	4.68
C.M. Life Electrum Select(SM)	1.04	-	0.90	-	-	0.80	1.11	0.92

See Notes to Financial Statements.

F-11

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	Invesco V.I. Global Real Estate Division	Invesco V.I. Global Strategic Income Division	Invesco V.I. Health Care Division	Invesco V.I. Main Street Division	Invesco V.I. Small Cap Equity Division	Invesco V.I. Technology Division	Janus Henderson Balanced Division	Janus Henderson Forty Division
ASSETS
Investments
Number of shares	758	1,703,949	41,197	909,038	7,183	94,929	89,466	471,561
Identified cost	$10,387	$8,168,378	$1,168,986	$19,963,468	$124,353	$2,083,574	$3,322,519	$18,517,315
Value	$10,603	$7,309,941	$1,067,414	$16,562,670	$123,550	$1,756,185	$4,298,857	$22,328,420
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	10,603	7,309,941	1,067,414	16,562,670	123,550	1,756,185	4,298,857	22,328,420
LIABILITIES
Payable to C.M. Life Insurance Company	-	4	16	18	-	24	16	1
Total liabilities	-	4	16	18	-	24	16	1
NET ASSETS (For variable life insurance policies)	$10,603	$7,309,937	$1,067,398	$16,562,652	$123,550	$1,756,161	$4,298,841	$22,328,419
Outstanding Units
Policy owners	12,521	2,859,546	218,077	4,315,393	128,897	557,676	916,564	4,080,387
UNIT VALUE
Executive Benefit Variable Universal Life	$-	$-	$-	$5.46	$-	$-	$-	$-
Survivorship Variable Universal Life	-	2.68	5.12	4.72	-	3.31	4.91	-
Variable Universal Life	-	2.51	4.81	3.75	-	3.09	4.62	5.33
Survivorship Variable Universal Life II	-	2.63	5.12	4.03	-	3.31	4.91	5.72
C.M. Life Electrum Select(SM)	0.85	0.97	-	1.01	0.96	-	-	-

See Notes to Financial Statements.

F-12

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	Janus Henderson Global Research Division	MFS® Global Real Estate Division	MFS® Growth Series Division	MFS® International Intrinsic Value Division	MFS® Investors Trust Division	MFS® Mid Cap Value Division	MFS® New Discovery Division	MFS® Value Division
ASSETS
Investments
Number of shares	221,516	920	263	2,260	5,556	16,939	101,969	28,766
Identified cost	$9,883,173	$12,218	$15,395	$65,664	$186,427	$159,662	$1,887,916	$620,189
Value	$13,534,599	$12,038	$15,873	$66,456	$199,963	$166,515	$1,319,483	$611,858
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	22	-	-	-	-	-	-	1
Total assets	13,534,621	12,038	15,873	66,456	199,963	166,515	1,319,483	611,859
LIABILITIES
Payable to C.M. Life Insurance Company	-	-	-	-	24	-	6	-
Total liabilities	-	-	-	-	24	-	6	-

NET ASSETS (For variable life insurance policies)	$13,534,621	$12,038	$15,873	$66,456	$199,939	$166,515	$1,319,477	$611,859
Outstanding Units
Policy owners	6,508,519	14,221	16,984	72,712	31,859	156,833	199,712	588,832
UNIT VALUE
Executive Benefit Variable Universal Life	$-	$-	$-	$-	$-	$-	$-	$-
Survivorship Variable Universal Life	-	-	-	-	6.45	-	6.93	-
Variable Universal Life	2.03	-	-	-	6.07	-	6.51	-
Survivorship Variable Universal Life II	2.18	-	-	-	6.45	-	6.93	-
C.M. Life Electrum Select(SM)	-	0.85	0.93	0.91	-	1.06	-	1.04

See Notes to Financial Statements.

F-13

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	MML Aggressive Allocation Division	MML American Funds Growth Division	MML Balanced Allocation Division	MML Blend Division	MML Blue Chip Growth Division	MML Conservative Allocation Division	MML Dynamic Bond Division	MML Equity Division
ASSETS
Investments
Number of shares	10,371	22,084	1,012	1,002,496	401,364	2,742	938	1,607,175
Identified cost	$89,574	$311,762	$8,489	$21,075,613	$6,710,349	$20,848	$8,241	$41,314,708
Value	$86,393	$308,297	$8,319	$19,502,264	$6,421,827	$21,961	$8,059	$42,224,714
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	1	1	-	-	-	-	-
Total assets	86,393	308,298	8,320	19,502,264	6,421,827	21,961	8,059	42,224,714
LIABILITIES
Payable to C.M. Life Insurance Company	-	-	-	2	6	-	-	1
Total liabilities	-	-	-	2	6	-	-	1
NET ASSETS (For variable life insurance policies)	$86,393	$308,298	$8,320	$19,502,262	$6,421,821	$21,961	$8,059	$42,224,713
Outstanding Units
Policy owners	85,116	312,749	8,579	5,197,567	2,044,164	22,875	8,676	12,417,944
UNIT VALUE
Executive Benefit Variable Universal Life	$-	$-	$-	$-	$-	$-	$-	$-
Survivorship Variable Universal Life	-	-	-	4.04	4.39	-	-	3.70
Variable Universal Life	-	-	-	3.63	3.04	-	-	3.35
Survivorship Variable Universal Life II	-	-	-	3.87	3.27	-	-	3.69
C.M. Life Electrum Select(SM)	1.02	0.99	0.97	0.99	0.91	0.96	0.93	1.07

See Notes to Financial Statements.

F-14

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	MML Equity Income Division	MML Equity Index Division	MML Focused Equity Division	MML Foreign Division	MML Global Division	MML Growth Allocation Division	MML Income & Growth Division	MML Inflation- Protected and Income Division
ASSETS
Investments
Number of shares	8,802	1,972,057	8,458	9,389	4,080	32,574	6,711	174,889
Identified cost	$90,671	$53,372,633	$60,628	$81,906	$15,914	$251,732	$71,176	$1,735,051
Value	$87,052	$59,220,868	$60,558	$89,473	$16,319	$234,861	$67,514	$1,525,030
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	1	-	-	-	-
Total assets	87,052	59,220,868	60,558	89,474	16,319	234,861	67,514	1,525,030
LIABILITIES
Payable to C.M. Life Insurance Company	-	10	-	-	-	-	-	10
Total liabilities	-	10	-	-	-	-	-	10
NET ASSETS (For variable life insurance policies)	$87,052	$59,220,858	$60,558	$89,474	$16,319	$234,861	$67,514	$1,525,020
Outstanding Units
Policy owners	80,077	11,999,022	56,573	87,192	16,979	235,054	60,476	824,224
UNIT VALUE
Executive Benefit Variable Universal Life	$-	$-	$-	$-	$-	$-	$-	$-
Survivorship Variable Universal Life	-	5.88	-	-	-	-	-	1.95
Variable Universal Life	-	4.97	-	-	-	-	-	1.83
Survivorship Variable Universal Life II	-	4.51	-	-	-	-	-	1.95
C.M. Life Electrum Select(SM)	1.09	-	1.07	1.03	0.96	1.00	1.12	0.92

See Notes to Financial Statements.

F-15

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	MML Large Cap Growth Division	MML Managed Bond Division	MML Managed Volatility Division	MML Mid Cap Growth Division	MML Mid Cap Value Division	MML Moderate Allocation Division	MML Short- Duration Bond Division	MML Small Cap Equity Division
ASSETS
Investments
Number of shares	6,183	775,210	145,849	16,455	10,887	6,377	2,321	1,541,874
Identified cost	$68,226	$9,525,987	$1,814,058	$170,253	$98,097	$57,465	$20,528	$14,724,502
Value	$85,950	$8,414,741	$1,783,251	$177,384	$86,007	$54,076	$20,678	$16,842,711
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	1	-	-	-	-
Total assets	85,950	8,414,741	1,783,251	177,385	86,007	54,076	20,678	16,842,711
LIABILITIES
Payable to C.M. Life Insurance Company	1	3	9	-	-	-	-	5
Total liabilities	1	3	9	-	-	-	-	5
NET ASSETS (For variable life insurance policies)	$85,949	$8,414,738	$1,783,242	$177,385	$86,007	$54,076	$20,678	$16,842,706
Outstanding Units
Policy owners	77,676	3,600,784	736,150	188,351	79,704	55,065	20,969	2,722,252
UNIT VALUE
Executive Benefit Variable Universal Life	$-	$-	$-	$-	$-	$-	$-	$-
Survivorship Variable Universal Life	-	2.58	2.49	-	-	-	-	5.63
Variable Universal Life	-	2.32	2.32	-	-	-	-	6.45
Survivorship Variable Universal Life II	-	2.50	2.49	-	-	-	-	6.22
C.M. Life Electrum Select(SM)	1.11	0.90	1.00	0.94	1.08	0.98	0.99	1.02

See Notes to Financial Statements.

F-16

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	MML Small Cap Growth Equity Division	MML Strategic Emerging Markets Division	MML Total Return Bond Division	MML U.S. Government Money Market Division	PIMCO Global Bond Opportunities Division	PIMCO High Yield Division	PIMCO Real Return Division	PIMCO Total Return Division
					(Unhedged)
ASSETS
Investments
Number of shares	794,146	2,371	3,565	13,469,302	7,541	7,265	387	2,624
Identified cost	$9,557,665	$12,728	$31,780	$13,469,302	$70,663	$50,214	$4,525	$24,362
Value	$7,815,427	$12,640	$32,192	$13,469,302	$72,549	$52,165	$4,479	$24,086
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	248	4	8	-	-
Total assets	7,815,427	12,640	32,192	13,469,550	72,553	52,173	4,479	24,086
LIABILITIES
Payable to C.M. Life Insurance Company	4	-	-	-	-	-	-	-
Total liabilities	4	-	-	-	-	-	-	-
NET ASSETS (For variable life insurance policies)	$7,815,423	$12,640	$32,192	$13,469,550	$72,553	$52,173	$4,479	$24,086
Outstanding Units
Policy owners	2,345,006	15,538	35,825	11,058,708	77,083	51,386	4,846	26,526
UNIT VALUE
Executive Benefit Variable Universal Life	$-	$-	$-	$-	$-	$-	$-	$-
Survivorship Variable Universal Life	5.67	-	-	1.44	-	-	-	-
Variable Universal Life	4.22	-	-	1.30	-	-	-	-
Survivorship Variable Universal Life II	4.53	-	-	1.32	-	-	-	-
C.M. Life Electrum Select(SM)	0.93	0.81	0.90	1.06	0.94	1.02	0.92	0.91

See Notes to Financial Statements.

F-17

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	T. Rowe Price Blue Chip Growth Division	T. Rowe Price Equity Income Division	T. Rowe Price Limited-Term Bond Division	T. Rowe Price Mid-Cap Growth Division	Templeton Foreign VIP Division	Templeton Global Bond VIP Division	Vanguard VIF Balanced Division	Vanguard VIF Capital Growth Division
ASSETS
Investments
Number of shares	126,432	264,325	207	2,097,412	328,761	593	3,618	2,897
Identified cost	$4,509,986	$7,264,255	$952	$58,646,275	$4,471,665	$7,768	$79,527	$124,603
Value	$5,839,902	$7,337,663	$967	$61,055,678	$4,681,554	$8,048	$84,270	$134,373
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	5,839,902	7,337,663	967	61,055,678	4,681,554	8,048	84,270	134,373
LIABILITIES
Payable to C.M. Life Insurance Company	18	12	-	3	4	-	-	-
Total liabilities	18	12	-	3	4	-	-	-
NET ASSETS (For variable life insurance policies)	$5,839,884	$7,337,651	$967	$61,055,675	$4,681,550	$8,048	$84,270	$134,373
Outstanding Units
Policy owners	725,361	1,507,231	965	6,188,322	2,313,100	8,173	84,833	120,947
UNIT VALUE
Executive Benefit Variable Universal Life	$-	$-	$-	$-	$-	$-	$-	$-
Survivorship Variable Universal Life	8.41	5.07	-	11.29	2.23	-	-	-
Variable Universal Life	7.90	4.77	-	10.12	1.96	-	-	-
Survivorship Variable Universal Life II	8.41	5.07	-	8.20	2.10	-	-	-
C.M. Life Electrum Select(SM)	-	-	1.00	-	-	0.98	0.99	1.11

See Notes to Financial Statements.

F-18

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	Vanguard VIF Diversified Value Division	Vanguard VIF Equity Income Division	Vanguard VIF Growth Division	Vanguard VIF International Division	Vanguard VIF Real Estate Index Division	Vanguard VIF Short-Term Investment-Grade Division
ASSETS
Investments
Number of shares	6,001	14,018	419	4,498	3,013	7,679
Identified cost	$84,919	$317,492	$9,701	$108,898	$34,797	$76,472
Value	$93,789	$335,159	$10,619	$110,506	$35,916	$79,166
Dividends receivable	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	1
Total assets	93,789	335,159	10,619	110,506	35,916	79,167
LIABILITIES
Payable to C.M. Life Insurance Company	-	2	-	-	-	-
Total liabilities	-	2	-	-	-	-
NET ASSETS (For variable life insurance policies)	$93,789	$335,157	$10,619	$110,506	$35,916	$79,167
Outstanding Units
Policy owners	86,592	303,023	11,286	135,773	41,678	79,027
UNIT VALUE
Executive Benefit Variable Universal Life	$-	$-	$-	$-	$-	$-
Survivorship Variable Universal Life	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	1.08	1.11	0.94	0.81	0.86	1.00

See Notes to Financial Statements.

F-19

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2023

	American	American			American Funds	American Funds	American Funds	American Funds
	Century	Century	American	American	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®
	VP Capital	VP Disciplined	Century	Century	Asset	Asset	Capital World	Global
	Appreciation	Core Value	VP International	VP Value	Allocation	Allocation	Growth and Income	Growth
	Division	Division	Division	Division	Division	Division	Division	Division
					(Class 1)	(Class 2)
Investment income
Dividends	$-	$420,309	$1,401	$63,292	$544	$230,299	$1,137	$508
Expenses
Mortality and expense risk fees and administrative expense charges	253	129,581	277	11,338	110	41,213	172	224
Net investment income (loss)	(253)	290,728	1,124	51,954	434	189,086	965	284
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	341	211,474	1,860	47,390	(13)	20,169	42	(161)
Realized gain distribution	156	-	-	205,533	841	390,568	-	2,758
Realized gain (loss)	497	211,474	1,860	252,923	828	410,737	42	2,597
Change in net unrealized appreciation/depreciation of investments	16,009	1,677,990	5,972	(86,740)	926	762,745	6,845	5,014
Net gain (loss) on investments	16,506	1,889,464	7,832	166,183	1,754	1,173,482	6,887	7,611
Net increase (decrease) in net assets resulting from operations	16,253	2,180,192	8,956	218,137	2,188	1,362,568	7,852	7,895
Capital transactions:
Transfers of net premiums	15,457	900,652	104,343	89,703	-	377,206	-	13,667
Transfers due to death benefits	-	(141,182)	-	-	-	(806,463)	-	-
Transfers due to withdrawal of funds	(1)	(691,852)	-	(46,520)	-	(52,492)	-	-
Transfers due to policy loans, net of repayments	-	(175,164)	-	(35,176)	-	(56,472)	-	-
Transfers due to charges for administrative and insurance costs	(2,243)	(1,011,968)	(1,586)	(93,607)	(438)	(345,253)	(1,172)	(791)
Transfers between Divisions and to/from General Account	110,255	103,762	(19,185)	111,029	21,849	174,635	57,872	18,367
Net increase (decrease) in net assets resulting from capital transactions	123,468	(1,015,752)	83,572	25,429	21,411	(708,839)	56,700	31,243
Total increase (decrease)	139,721	1,164,440	92,528	243,566	23,599	653,729	64,552	39,138
NET ASSETS, at beginning of the year	11,860	27,707,765	56,372	2,563,563	-	10,357,028	-	11,814
NET ASSETS, at end of the year	$151,581	$28,872,205	$148,900	$2,807,129	$23,599	$11,010,757	$64,552	$50,952

See Notes to Financial Statements.

F-20

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

		American Funds		American Funds	American Funds
	American Funds	Insurance Series®	American Funds	Insurance Series®	Insurance Series®		Black Rock	BNY Mellon
	Insurance Series®	International	Insurance Series®	The Bond	Washington	Black Rock	Small Cap	MidCap
	Growth-Income	Growth and Income	New World	Fund of America	Mutual Investors	High Yield V.I.	Index V.I.	Stock
	Division	Division	Division	Division	Division	Division	Division	Division
	(Class 2)
Investment income
Dividends	$149,440	$831	$271	$864	$181	$4,307	$1,717	$337
Expenses
Mortality and expense risk fees and administrative expense charges	46,351	117	86	57	38	291	908	123
Net investment income (loss)	103,089	714	185	807	143	4,016	809	214
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	77,774	17	(20)	(48)	(36)	37	(279)	(452)
Realized gain distribution	567,586	-	-	-	123	-	4,028	1,977
Realized gain (loss)	645,360	17	(20)	(48)	87	37	3,749	1,525
Change in net unrealized appreciation/depreciation of investments	1,722,595	1,418	1,897	73	1,214	3,529	16,066	4,756
Net gain (loss) on investments	2,367,955	1,435	1,877	25	1,301	3,566	19,815	6,281
Net increase (decrease) in net assets resulting from operations	2,471,044	2,149	2,062	832	1,444	7,582	20,624	6,495
Capital transactions:
Transfers of net premiums	249,545	7,455	2,508	9,537	-	12,977	101,242	4,671
Transfers due to death benefits	(253,510)	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(162,409)	(6)	-	(2)	-	26	(2)	(4)
Transfers due to policy loans, net of repayments	(84,118)	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(292,768)	(633)	(271)	(606)	(257)	(639)	(3,955)	(1,565)
Transfers between Divisions and to/from General Account	37,958	25,028	1,441	13,388	10,810	34,660	7,747	73,674
Net increase (decrease) in net assets resulting from capital transactions	(505,302)	31,844	3,678	22,317	10,553	47,024	105,032	76,776
Total increase (decrease)	1,965,742	33,993	5,740	23,149	11,997	54,606	125,656	83,271
NET ASSETS, at beginning of the year	9,958,087	-	11,718	3,833	-	40,891	121,493	-
NET ASSETS, at end of the year	$11,923,829	$33,993	$17,458	$26,982	$11,997	$95,497	$247,149	$83,271

See Notes to Financial Statements.

F-21

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

								Eaton Vance
	Delaware	Delaware VIP®	Delaware VIP®	DFA	DFA	DFA	DWS	VT
	Ivy VIP Science	Emerging	Small Cap	VA International	U.S. Targeted	VIT Inflation-	Small Cap	Floating-Rate
	and Technology	Markets	Value	Small	Value	Protected Securities	Index	Income
	Division	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$989	$129	$1,709	$1,146	$637	$46,947	$215
Expenses
Mortality and expense risk fees and administrative expense charges	7	159	45	304	412	96	17,344	8
Net investment income (loss)	(7)	830	84	1,405	734	541	29,603	207
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	5	(581)	(180)	(11)	(48)	(435)	(100,066)	(1)
Realized gain distribution	354	-	865	-	5,100	-	100,639	-
Realized gain (loss)	359	(581)	685	(11)	5,052	(435)	573	(1)
Change in net unrealized appreciation/depreciation of investments	2,285	9,452	1,110	4,945	6,915	417	623,835	57
Net gain (loss) on investments	2,644	8,871	1,795	4,934	11,967	(18)	624,408	56
Net increase (decrease) in net assets resulting from operations	2,637	9,701	1,879	6,339	12,701	523	654,011	263
Capital transactions:
Transfers of net premiums	7,981	3,497	22,850	2,877	1,628	362	99,231	1,329
Transfers due to death benefits	-	-	-	-	-	-	(11,865)	-
Transfers due to withdrawal of funds	-	1	-	-	1	-	(249,808)	1
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	(16,708)	-
Transfers due to charges for administrative and insurance costs	(110)	(1,317)	(312)	(1,451)	(1,995)	(466)	(100,278)	(46)
Transfers between Divisions and to/from General Account	23,194	33,737	1,053	7,504	8,478	(25)	118,370	2,429
Net increase (decrease) in net assets resulting from capital transactions	31,065	35,918	23,591	8,930	8,112	(129)	(161,058)	3,713
Total increase (decrease)	33,702	45,619	25,470	15,269	20,813	394	492,953	3,976
NET ASSETS, at beginning of the year	-	66,402	7,710	42,517	60,005	16,254	4,075,492	-
NET ASSETS, at end of the year	$33,702	$112,021	$33,180	$57,786	$80,818	$16,648	$4,568,445	$3,976

See Notes to Financial Statements.

F-22

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

			Fidelity®
	Fidelity®	Fidelity®	VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	Extended	VIP	VIP	VIP	VIP	VIP
	Bond Index	Contrafund®	Market Index	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040
	Division	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$691	$352,809	$3,082	$7	$5,409	$3,245	$2,395	$6,199
Expenses
Mortality and expense risk fees and administrative expense charges	73	331,613	509	1	674	469	407	1,133
Net investment income (loss)	618	21,196	2,573	6	4,735	2,776	1,988	5,066
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(14)	2,824,167	1,708	4	(455)	(199)	13	3,007
Realized gain distribution	-	2,545,957	-	-	-	-	160	1,028
Realized gain (loss)	(14)	5,370,124	1,708	4	(455)	(199)	173	4,035
Change in net unrealized appreciation/depreciation of investments	250	14,819,555	26,007	19	18,082	9,436	13,337	37,670
Net gain (loss) on investments	236	20,189,679	27,715	23	17,627	9,237	13,510	41,705
Net increase (decrease) in net assets resulting from operations	854	20,210,875	30,288	29	22,362	12,013	15,498	46,771
Capital transactions:
Transfers of net premiums	4,971	1,668,747	12,527	170	127,283	26,808	62,172	124,700
Transfers due to death benefits	-	(582,924)	-	-	-	-	-	-
Transfers due to withdrawal of funds	(2)	(2,505,681)	(6)	-	1	-	(1)	1
Transfers due to policy loans, net of repayments	-	(1,017,912)	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(657)	(2,285,652)	(1,589)	(5)	(2,948)	(2,236)	(1,904)	(5,505)
Transfers between Divisions and to/from General Account	32,221	647,944	96,597	183	1,828	142,652	21,634	325,942
Net increase (decrease) in net assets resulting from capital transactions	36,533	(4,075,478)	107,529	348	126,164	167,224	81,901	445,138
Total increase (decrease)	37,387	16,135,397	137,817	377	148,526	179,237	97,399	491,909
NET ASSETS, at beginning of the year	-	63,406,218	154,173	-	94,841	4,504	48,292	66,312
NET ASSETS, at end of the year	$37,387	$79,541,615	$291,990	$377	$243,367	$183,741	$145,691	$558,221

See Notes to Financial Statements.

F-23

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2045	Freedom 2050	Freedom 2055	Freedom 2060	Freedom 2065	Freedom Income	Growth	Index 500
	Division	Division	Division	Division	Division	Division	Division	Division
								(Initial Class)
Investment income
Dividends	$772	$2,280	$1,061	$1,261	$26	$1,250	$137	$-
Expenses
Mortality and expense risk fees and administrative expense charges	161	431	240	200	6	103	1,203	-
Net investment income (loss)	611	1,849	821	1,061	20	1,147	(1,066)	-
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1	1,513	(238)	1,558	(2)	(42)	4,947	-
Realized gain distribution	445	297	589	122	16	-	16,162	-
Realized gain (loss)	446	1,810	351	1,680	14	(42)	21,109	-
Change in net unrealized appreciation/depreciation of investments	6,418	15,482	9,774	8,087	192	743	60,361	1
Net gain (loss) on investments	6,864	17,292	10,125	9,767	206	701	81,470	1
Net increase (decrease) in net assets resulting from operations	7,475	19,141	10,946	10,828	226	1,848	80,404	1
Capital transactions:
Transfers of net premiums	33,480	65,605	30,958	29,277	498	13,871	138,298	-
Transfers due to death benefits	-	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	-	-	-	-	-	(3)	(65)	(1)
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(703)	(2,036)	(1,069)	(1,077)	(30)	(836)	(9,646)	-
Transfers between Divisions and to/from General Account	(565)	124,158	12,256	53,157	922	28,186	225,881	-
Net increase (decrease) in net assets resulting from capital transactions	32,212	187,727	42,145	81,357	1,390	41,218	354,468	(1)
Total increase (decrease)	39,687	206,868	53,091	92,185	1,616	43,066	434,872	-
NET ASSETS, at beginning of the year	23,440	14,306	35,748	12,178	426	2,173	17,312	-
NET ASSETS, at end of the year	$63,127	$221,174	$88,839	$104,363	$2,042	$45,239	$452,184	$-

See Notes to Financial Statements.

F-24

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

				Franklin	Franklin	Goldman	Goldman	Goldman
	Fidelity®	Fidelity®	Fidelity®	Small Cap	Strategic	Sachs	Sachs	Sachs
	VIP	VIP	VIP	Value	Income	Core Fixed	International	Mid Cap
	Index 500	International Index	Overseas	VIP	VIP	Income	Equity Insights	Growth
	Division	Division	Division	Division	Division	Division	Division	Division
	(Service Class)
Investment income
Dividends	$13,380	$4,124	$1,040	$21,458	$197	$8	$1,008	$-
Expenses
Mortality and expense risk fees and administrative expense charges	3,647	435	219	17,647	13	1	49	12
Net investment income (loss)	9,733	3,689	821	3,811	184	7	959	(12)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,753)	(355)	(12)	(194,858)	(124)	-	21	5
Realized gain distribution	4,583	-	263	232,629	-	-	-	35
Realized gain (loss)	2,830	(355)	251	37,771	(124)	-	21	40
Change in net unrealized appreciation/depreciation of investments	174,997	19,216	4,971	440,353	-	6	2,870	563
Net gain (loss) on investments	177,827	18,861	5,222	478,124	(124)	6	2,891	603
Net increase (decrease) in net assets resulting from operations	187,560	22,550	6,043	481,935	60	13	3,850	591
Capital transactions:
Transfers of net premiums	534,528	108,023	-	159,606	8,960	152	9,807	-
Transfers due to death benefits	-	-	-	(13,172)	-	-	-	-
Transfers due to withdrawal of funds	(209)	(3)	(1)	(57,918)	-	-	-	-
Transfers due to policy loans, net of repayments	-	-	-	(59,819)	-	-	-	-
Transfers due to charges for administrative and insurance costs	(16,481)	(3,125)	(249)	(140,802)	(503)	(4)	(335)	(118)
Transfers between Divisions and to/from General Account	247,365	20,291	100,069	(129,399)	(8,517)	248	33,982	4,869
Net increase (decrease) in net assets resulting from capital transactions	765,203	125,186	99,819	(241,504)	(60)	396	43,454	4,751
Total increase (decrease)	952,763	147,736	105,862	240,431	-	409	47,304	5,342
NET ASSETS, at beginning of the year	407,222	91,354	-	4,114,825	-	-	-	-
NET ASSETS, at end of the year	$1,359,985	$239,090	$105,862	$4,355,256	$-	$409	$47,304	$5,342

See Notes to Financial Statements.

F-25

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

	Goldman	Goldman	Invesco
	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Mid Cap	Strategic	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.
	Value	Growth	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global
	Division	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$2,296	$-	$22,585	$-	$70,406	$-	$14,192	$118,534
Expenses
Mortality and expense risk fees and administrative expense charges	883	25,906	15,920	235,154	11,113	246,592	2,752	249,670
Net investment income (loss)	1,413	(25,906)	6,665	(235,154)	59,293	(246,592)	11,440	(131,136)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,216)	7,938	(149,768)	(756,913)	(35,010)	577,584	(4,028)	1,671,059
Realized gain distribution	5,655	273,606	-	-	-	-	58,448	5,994,259
Realized gain (loss)	4,439	281,544	(149,768)	(756,913)	(35,010)	577,584	54,420	7,665,318
Change in net unrealized appreciation/depreciation of investments	17,785	1,939,720	865,285	16,350,159	125,854	5,954,473	(7,834)	7,508,118
Net gain (loss) on investments	22,224	2,221,264	715,517	15,593,246	90,844	6,532,057	46,586	15,173,436
Net increase (decrease) in net assets resulting from operations	23,637	2,195,358	722,182	15,358,092	150,137	6,285,465	58,026	15,042,300
Capital transactions:
Transfers of net premiums	4,587	119,137	99,491	1,467,285	124,673	1,534,215	38,686	1,589,067
Transfers due to death benefits	-	(8,797)	(2,518)	(189,116)	(8,485)	(354,448)	-	(281,151)
Transfers due to withdrawal of funds	(2)	(32,918)	(117,165)	(864,043)	(79,421)	(1,698,558)	(3,049)	(1,865,164)
Transfers due to policy loans, net of repayments	-	(80,902)	(120,278)	(555,398)	(9,243)	(684,063)	(3,615)	(599,774)
Transfers due to charges for administrative and insurance costs	(1,265)	(197,756)	(158,044)	(1,800,943)	(109,749)	(1,593,749)	(34,440)	(1,764,586)
Transfers between Divisions and to/from General Account	127,892	(209,663)	(114,620)	355,621	118,229	(2,371,461)	35,117	(372,315)
Net increase (decrease) in net assets resulting from capital transactions	131,212	(410,899)	(413,134)	(1,586,594)	36,004	(5,168,064)	32,699	(3,293,923)
Total increase (decrease)	154,849	1,784,459	309,048	13,771,498	186,141	1,117,401	90,725	11,748,377
NET ASSETS, at beginning of the year	209,931	5,435,947	3,747,356	44,834,018	2,604,427	53,052,881	646,113	45,622,416
NET ASSETS, at end of the year	$364,780	$7,220,406	$4,056,404	$58,605,516	$2,790,568	$54,170,282	$736,838	$57,370,793

See Notes to Financial Statements.

F-26

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus	Janus
	Global	Global	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson	Henderson
	Real Estate	Strategic Income	Care	Main Street	Equity	Technology	Balanced	Forty
	Division	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$125	$-	$-	$131,175	$-	$-	$73,043	$38,541
Expenses
Mortality and expense risk fees and administrative expense charges	25	31,214	4,900	69,718	347	6,837	19,103	86,822
Net investment income (loss)	100	(31,214)	(4,900)	61,457	(347)	(6,837)	53,940	(48,281)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(17)	(154,461)	(3,988)	(519,651)	(728)	(69,542)	79,679	116,377
Realized gain distribution	-	-	-	1,066,622	2,153	-	-	-
Realized gain (loss)	(17)	(154,461)	(3,988)	546,971	1,425	(69,542)	79,679	116,377
Change in net unrealized appreciation/depreciation of investments	215	756,566	34,828	2,522,651	15,944	626,714	419,453	6,396,916
Net gain (loss) on investments	198	602,105	30,840	3,069,622	17,369	557,172	499,132	6,513,293
Net increase (decrease) in net assets resulting from operations	298	570,891	25,940	3,131,079	17,022	550,335	553,072	6,465,012
Capital transactions:
Transfers of net premiums	-	382,324	22,354	394,031	58,320	54,650	83,854	399,468
Transfers due to death benefits	-	(30,268)	(20,279)	(128,247)	-	(823)	(3,794)	(203,853)
Transfers due to withdrawal of funds	-	(70,674)	(2,694)	(385,706)	1	(3,891)	(50,609)	(204,471)
Transfers due to policy loans, net of repayments	-	(51,099)	(20,430)	(197,152)	-	(23,049)	(29,335)	(318,151)
Transfers due to charges for administrative and insurance costs	(172)	(350,158)	(37,925)	(386,843)	(1,877)	(80,062)	(139,138)	(552,617)
Transfers between Divisions and to/from General Account	10,477	(58,473)	41,175	77,594	181	118,370	25,333	(25,127)
Net increase (decrease) in net assets resulting from capital transactions	10,305	(178,348)	(17,799)	(626,323)	56,625	65,195	(113,689)	(904,751)
Total increase (decrease)	10,603	392,543	8,141	2,504,756	73,647	615,530	439,383	5,560,261
NET ASSETS, at beginning of the year	-	6,917,394	1,059,257	14,057,896	49,903	1,140,631	3,859,458	16,768,158
NET ASSETS, at end of the year	$10,603	$7,309,937	$1,067,398	$16,562,652	$123,550	$1,756,161	$4,298,841	$22,328,419

See Notes to Financial Statements.

F-27

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

	Janus
	Henderson	MFS®	MFS®	MFS®	MFS®	MFS®	MFS®
	Global	Global	Growth	International	Investors	Mid Cap	New	MFS®
	Research	Real Estate	Series	Intrinsic Value	Trust	Value	Discovery	Value
	Division	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$113,985	$90	$-	$272	$1,410	$2,637	$-	$8,564
Expenses
Mortality and expense risk fees and administrative expense charges	54,984	33	57	99	750	396	5,901	1,436
Net investment income (loss)	59,001	57	(57)	173	660	2,241	(5,901)	7,128
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	343,084	(237)	1,435	18	61	(2,465)	(17,193)	(610)
Realized gain distribution	343,048	735	2,214	2,829	10,850	5,001	-	35,997
Realized gain (loss)	686,132	498	3,649	2,847	10,911	2,536	(17,193)	35,387
Change in net unrealized appreciation/depreciation of investments	2,091,265	517	479	935	21,287	7,367	184,167	(2,037)
Net gain (loss) on investments	2,777,397	1,015	4,128	3,782	32,198	9,903	166,974	33,350
Net increase (decrease) in net assets resulting from operations	2,836,398	1,072	4,071	3,955	32,858	12,144	161,073	40,478
Capital transactions:
Transfers of net premiums	332,811	1,928	11,173	-	3,324	40,205	26,297	400,018
Transfers due to death benefits	(81,349)	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(193,588)	-	-	(1)	(6,014)	(20)	(20,764)	4
Transfers due to policy loans, net of repayments	(190,514)	-	-	-	(1,443)	-	(8,216)	-
Transfers due to charges for administrative and insurance costs	(297,592)	(254)	(313)	(291)	(10,531)	(3,448)	(35,628)	(5,933)
Transfers between Divisions and to/from General Account	457,212	2,277	942	49,086	(6,012)	110,863	43,037	10,266
Net increase (decrease) in net assets resulting from capital transactions	26,980	3,951	11,802	48,794	(20,676)	147,600	4,726	404,355
Total increase (decrease)	2,863,378	5,023	15,873	52,749	12,182	159,744	165,799	444,833
NET ASSETS, at beginning of the year	10,671,243	7,015	-	13,707	187,757	6,771	1,153,678	167,026
NET ASSETS, at end of the year	$13,534,621	$12,038	$15,873	$66,456	$199,939	$166,515	$1,319,477	$611,859

See Notes to Financial Statements.

F-28

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

	MML	MML	MML		MML	MML	MML
	Aggressive	American Funds	Balanced	MML	Blue Chip	Conservative	Dynamic	MML
	Allocation	Growth	Allocation	Blend	Growth	Allocation	Bond	Equity
	Division	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,216	$2,244	$163	$309,047	$-	$369	$338	$854,101
Expenses
Mortality and expense risk fees and administrative expense charges	193	169	124	78,898	23,256	34	25	199,704
Net investment income (loss)	1,023	2,075	39	230,149	(23,256)	335	313	654,397
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(184)	(3,944)	(10,378)	(205,896)	(31,538)	(1,550)	(19)	795,903
Realized gain distribution	5,006	23,941	420	-	-	828	-	3,254,676
Realized gain (loss)	4,822	19,997	(9,958)	(205,896)	(31,538)	(722)	(19)	4,050,579
Change in net unrealized appreciation/depreciation of investments	1,224	32,629	11,658	2,871,177	2,185,773	1,677	123	(1,242,290)
Net gain (loss) on investments	6,046	52,626	1,700	2,665,281	2,154,235	955	104	2,808,289
Net increase (decrease) in net assets resulting from operations	7,069	54,701	1,739	2,895,430	2,130,979	1,290	417	3,462,686
Capital transactions:
Transfers of net premiums	-	2	-	631,966	160,031	-	4,069	1,474,139
Transfers due to death benefits	-	-	-	(206,580)	(38,408)	-	-	(307,610)
Transfers due to withdrawal of funds	-	3	-	(346,971)	(61,159)	-	-	(1,667,819)
Transfers due to policy loans, net of repayments	-	-	-	(110,510)	(68,101)	-	-	(487,933)
Transfers due to charges for administrative and insurance costs	(235)	(1,200)	(577)	(859,142)	(170,571)	(82)	(228)	(1,735,746)
Transfers between Divisions and to/from General Account	47,314	113,609	(84,363)	313,202	75,409	16,454	-	183,464
Net increase (decrease) in net assets resulting from capital transactions	47,079	112,414	(84,940)	(578,035)	(102,799)	16,372	3,841	(2,541,505)
Total increase (decrease)	54,148	167,115	(83,201)	2,317,395	2,028,180	17,662	4,258	921,181
NET ASSETS, at beginning of the year	32,245	141,183	91,521	17,184,867	4,393,641	4,299	3,801	41,303,532
NET ASSETS, at end of the year	$86,393	$308,298	$8,320	$19,502,262	$6,421,821	$21,961	$8,059	$42,224,713

See Notes to Financial Statements.

F-29

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

								MML
	MML	MML	MML			MML	MML	Inflation-
	Equity	Equity	Focused	MML	MML	Growth	Income &	Protected
	Income	Index	Equity	Foreign	Global	Allocation	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,749	$761,776	$595	$1,106	$156	$4,169	$1,015	$69,164
Expenses
Mortality and expense risk fees and administrative expense charges	289	237,551	231	327	37	647	242	7,189
Net investment income (loss)	1,460	524,225	364	779	119	3,522	773	61,975
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(159)	1,857,700	(660)	(181)	(10,584)	(1,174)	(2,653)	(26,387)
Realized gain distribution	6,285	5,087,885	5,626	-	1,262	18,160	6,128	-
Realized gain (loss)	6,126	6,945,585	4,966	(181)	(9,322)	16,986	3,475	(26,387)
Change in net unrealized appreciation/depreciation of investments	(3,620)	4,888,456	(70)	9,262	11,060	881	(761)	31,886
Net gain (loss) on investments	2,506	11,834,041	4,896	9,081	1,738	17,867	2,714	5,499
Net increase (decrease) in net assets resulting from operations	3,966	12,358,266	5,260	9,860	1,857	21,389	3,487	67,474
Capital transactions:
Transfers of net premiums	2	1,158,926	-	24,028	-	-	-	106,036
Transfers due to death benefits	-	(251,956)	-	-	-	-	-	(10,243)
Transfers due to withdrawal of funds	-	(1,479,884)	-	1	(1)	(3)	(1)	(5,207)
Transfers due to policy loans, net of repayments	-	(1,273,137)	-	-	-	-	-	(29,409)
Transfers due to charges for administrative and insurance costs	(1,538)	(1,473,309)	(1,222)	(1,780)	(101)	(787)	(294)	(113,561)
Transfers between Divisions and to/from General Account	84,622	270,369	56,520	4,989	(1,925)	68,664	677	132,182
Net increase (decrease) in net assets resulting from capital transactions	83,086	(3,048,991)	55,298	27,238	(2,027)	67,874	382	79,798
Total increase (decrease)	87,052	9,309,275	60,558	37,098	(170)	89,263	3,869	147,272
NET ASSETS, at beginning of the year	-	49,911,583	-	52,376	16,489	145,598	63,645	1,377,748
NET ASSETS, at end of the year	$87,052	$59,220,858	$60,558	$89,474	$16,319	$234,861	$67,514	$1,525,020

See Notes to Financial Statements.

F-30

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

							MML
	MML	MML	MML	MML	MML	MML	Short-	MML
	Large Cap	Managed	Managed	Mid Cap	Mid Cap	Moderate	Duration	Small Cap
	Growth	Bond	Volatility	Growth	Value	Allocation	Bond	Equity
	Division	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$318,964	$10,041	$-	$1,979	$1,073	$338	$197,739
Expenses
Mortality and expense risk fees and administrative expense charges	279	34,440	6,318	468	287	155	31	68,525
Net investment income (loss)	(279)	284,524	3,723	(468)	1,692	918	307	129,214
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(69)	(152,071)	11,284	(2,927)	(273)	(462)	(4)	20,117
Realized gain distribution	4,605	-	318,638	-	11,884	3,232	-	-
Realized gain (loss)	4,536	(152,071)	329,922	(2,927)	11,611	2,770	(4)	20,117
Change in net unrealized appreciation/depreciation of investments	19,866	365,751	(131,183)	20,590	(12,090)	821	270	2,358,535
Net gain (loss) on investments	24,402	213,680	198,739	17,663	(479)	3,591	266	2,378,652
Net increase (decrease) in net assets resulting from operations	24,123	498,204	202,462	17,195	1,213	4,509	573	2,507,866
Capital transactions:
Transfers of net premiums	16,064	333,022	60,827	60,653	-	-	4,070	384,273
Transfers due to death benefits	-	(103,652)	(11,241)	-	-	-	-	(39,942)
Transfers due to withdrawal of funds	(1)	(156,316)	(20,076)	1	(1)	(1)	-	(321,202)
Transfers due to policy loans, net of repayments	-	(53,987)	(15,910)	-	-	-	-	(103,470)
Transfers due to charges for administrative and insurance costs	(1,142)	(428,741)	(85,519)	(2,497)	(1,525)	(187)	(244)	(435,283)
Transfers between Divisions and to/from General Account	8,306	262,474	(10,733)	48,663	86,320	13,732	12,312	281,438
Net increase (decrease) in net assets resulting from capital transactions	23,227	(147,200)	(82,652)	106,820	84,794	13,544	16,138	(234,186)
Total increase (decrease)	47,350	351,004	119,810	124,015	86,007	18,053	16,711	2,273,680
NET ASSETS, at beginning of the year	38,599	8,063,734	1,663,432	53,370	-	36,023	3,967	14,569,026
NET ASSETS, at end of the year	$85,949	$8,414,738	$1,783,242	$177,385	$86,007	$54,076	$20,678	$16,842,706

See Notes to Financial Statements.

F-31

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

		MML
	MML	Strategic	MML	MML U.S.	PIMCO
	Small Cap	Emerging	Total Return	Government	Global Bond	PIMCO	PIMCO	PIMCO
	Growth Equity	Markets	Bond	Money Market	Opportunities	High Yield	Real Return	Total Return
	Division	Division	Division	Division	Division	Division	Division	Division
					(Unhedged)
Investment income
Dividends	$-	$12	$628	$448,526	$1,523	$1,107	$62	$520
Expenses
Mortality and expense risk fees and administrative expense charges	31,488	33	98	40,562	204	55	6	44
Net investment income (loss)	(31,488)	(21)	530	407,964	1,319	1,052	56	476
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(332,050)	(19)	(27)	681	(519)	(16)	(13)	(37)
Realized gain distribution	-	-	-	-	729	-	-	-
Realized gain (loss)	(332,050)	(19)	(27)	681	210	(16)	(13)	(37)
Change in net unrealized appreciation/depreciation of investments	1,431,495	(89)	840	(681)	1,870	1,951	47	368
Net gain (loss) on investments	1,099,445	(108)	813	-	2,080	1,935	34	331
Net increase (decrease) in net assets resulting from operations	1,067,957	(129)	1,343	407,964	3,399	2,987	90	807
Capital transactions:
Transfers of net premiums	221,224	3,777	11,875	7,814,517	1,533	50,272	-	150
Transfers due to death benefits	(58,300)	-	-	(49,800)	-	-	-	-
Transfers due to withdrawal of funds	(125,260)	(2)	-	(2,542,831)	3	(31)	-	1
Transfers due to policy loans, net of repayments	(64,726)	-	-	(124,802)	-	-	-	-
Transfers due to charges for administrative and insurance costs	(201,121)	(256)	(363)	(728,888)	(1,974)	(1,055)	(10)	(83)
Transfers between Divisions and to/from General Account	337,129	9,250	10,264	326,770	(2,033)	-	2,828	9,619
Net increase (decrease) in net assets resulting from capital transactions	108,946	12,769	21,776	4,694,966	(2,471)	49,186	2,818	9,687
Total increase (decrease)	1,176,903	12,640	23,119	5,102,930	928	52,173	2,908	10,494
NET ASSETS, at beginning of the year	6,638,520	-	9,073	8,366,620	71,625	-	1,571	13,592
NET ASSETS, at end of the year	$7,815,423	$12,640	$32,192	$13,469,550	$72,553	$52,173	$4,479	$24,086

See Notes to Financial Statements.

F-32

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton	Templeton
	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global Bond	Vanguard VIF	Vanguard VIF
	Growth	Equity Income	Bond	Growth	VIP	VIP	Balanced	Capital Growth
	Division	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$146,530	$52	$-	$140,004	$-	$541	$1,234
Expenses
Mortality and expense risk fees and administrative expense charges	22,916	31,351	8	271,125	18,039	25	257	626
Net investment income (loss)	(22,916)	115,179	44	(271,125)	121,965	(25)	284	608
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	135,638	(40,219)	2	552,267	(27,293)	4	(43)	(465)
Realized gain distribution	-	298,283	-	3,665,015	-	-	1,049	5,945
Realized gain (loss)	135,638	258,064	2	4,217,282	(27,293)	4	1,006	5,480
Change in net unrealized appreciation/depreciation of investments	1,821,371	233,770	23	6,248,662	690,674	175	4,818	22,155
Net gain (loss) on investments	1,957,009	491,834	25	10,465,944	663,381	179	5,824	27,635
Net increase (decrease) in net assets resulting from operations	1,934,093	607,013	69	10,194,819	785,346	154	6,108	28,243
Capital transactions:
Transfers of net premiums	76,448	221,396	2,373	1,199,811	134,755	4,070	54,645	58,214
Transfers due to death benefits	(6,857)	(28,769)	-	(362,658)	(20,180)	-	-	-
Transfers due to withdrawal of funds	(25,519)	(224,808)	-	(2,136,071)	(76,220)	-	(44)	-
Transfers due to policy loans, net of repayments	(27,109)	(152,733)	-	(723,354)	(42,594)	-	-	-
Transfers due to charges for administrative and insurance costs	(160,099)	(306,182)	(188)	(1,818,062)	(139,586)	(233)	(1,426)	(1,954)
Transfers between Divisions and to/from General Account	40,041	(13,356)	(1,736)	70,637	159,452	-	14,164	-
Net increase (decrease) in net assets resulting from capital transactions	(103,095)	(504,452)	449	(3,769,697)	15,627	3,837	67,339	56,260
Total increase (decrease)	1,830,998	102,561	518	6,425,122	800,973	3,991	73,447	84,503
NET ASSETS, at beginning of the year	4,008,886	7,235,090	449	54,630,553	3,880,577	4,057	10,823	49,870
NET ASSETS, at end of the year	$5,839,884	$7,337,651	$967	$61,055,675	$4,681,550	$8,048	$84,270	$134,373

See Notes to Financial Statements.

F-33

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

					Vanguard VIF	Vanguard VIF
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Real Estate	Short-Term
	Diversified Value	Equity Income	Growth	International	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$946	$6,825	$-	$1,411	$599	$805
Expenses
Mortality and expense risk fees and administrative expense charges	432	1,383	17	477	156	365
Net investment income (loss)	514	5,442	(17)	934	443	440
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	108	(12,778)	4	(135)	(1,338)	2
Realized gain distribution	3,594	13,343	-	3,043	1,129	-
Realized gain (loss)	3,702	565	4	2,908	(209)	2
Change in net unrealized appreciation/depreciation of investments	9,150	16,044	919	1,608	3,329	2,770
Net gain (loss) on investments	12,852	16,609	923	4,516	3,120	2,772
Net increase (decrease) in net assets resulting from operations	13,366	22,051	906	5,450	3,563	3,212
Capital transactions:
Transfers of net premiums	14,993	223,084	2,061	1	16,318	38,390
Transfers due to death benefits	-	-	-	-	-	-
Transfers due to withdrawal of funds	-	(2)	-	-	-	1
Transfers due to policy loans, net of repayments	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(1,887)	(6,512)	(52)	(1,900)	(533)	(390)
Transfers between Divisions and to/from General Account	11,103	(67,987)	7,704	106,955	(3,880)	-
Net increase (decrease) in net assets resulting from capital transactions	24,209	148,583	9,713	105,056	11,905	38,001
Total increase (decrease)	37,575	170,634	10,619	110,506	15,468	41,213
NET ASSETS, at beginning of the year	56,214	164,523	-	-	20,448	37,954
NET ASSETS, at end of the year	$93,789	$335,157	$10,619	$110,506	$35,916	$79,167

See Notes to Financial Statements.

F-34

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2022

	American	American			American			American
	Century	Century	American	American	Funds®	American	American	Funds®
	VP Capital	VP Disciplined	Century	Century	Asset	Funds®	Funds®	IS Global
	Appreciation	Core Value	VP International	VP Value	Allocation	Growth-Income	IS Bond	Growth-Income
	Division	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$522,340	$2	$53,103	$206,007	$135,355	$101	$85
Expenses
Mortality and expense risk fees and administrative expense charges	14	141,267	51	11,078	42,781	45,505	7	29
Net investment income (loss)	(14)	381,073	(49)	42,025	163,226	89,850	94	56
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(226)	666,033	(64)	178,456	18,073	131,991	(3)	(89)
Realized gain distribution	191	7,232,543	17	202,768	1,085,275	1,040,413	-	235
Realized gain (loss)	(35)	7,898,576	(47)	381,224	1,103,348	1,172,404	(3)	146
Change in net unrealized appreciation/depreciation of investments	(111)	(12,620,059)	(394)	(416,557)	(2,884,761)	(3,316,005)	(222)	(231)
Net gain (loss) on investments	(146)	(4,721,483)	(441)	(35,333)	(1,781,413)	(2,143,601)	(225)	(85)
Net increase (decrease) in net assets resulting from operations	(160)	(4,340,410)	(490)	6,692	(1,618,187)	(2,053,751)	(131)	(29)
Capital transactions:
Transfers of net premiums	12,312	877,085	36,551	86,528	382,060	283,028	4,069	10,957
Transfers due to death benefits	-	(152,376)	-	-	(15,256)	(69,862)	-	-
Transfers due to withdrawal of funds	(54)	(840,607)	(10)	(128,603)	(188,186)	(173,323)	-	-
Transfers due to policy loans, net of repayments	-	(272,579)	-	(186,617)	(55,427)	(100,300)	-	-
Transfers due to charges for administrative and insurance costs	(244)	(1,018,996)	(563)	(85,440)	(357,949)	(278,172)	(105)	(184)
Transfers between Divisions and to/from General Account	6	(33,534)	20,884	104,480	350,891	151,062	-	1,070
Net increase (decrease) in net assets resulting from capital transactions	12,020	(1,441,007)	56,862	(209,652)	116,133	(187,567)	3,964	11,843
Total increase (decrease)	11,860	(5,781,417)	56,372	(202,960)	(1,502,054)	(2,241,318)	3,833	11,814
NET ASSETS, at beginning of the year	-	33,489,182	-	2,766,523	11,859,082	12,199,405	-	-
NET ASSETS, at end of the year	$11,860	$27,707,765	$56,372	$2,563,563	$10,357,028	$9,958,087	$3,833	$11,814

See Notes to Financial Statements.

F-35

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	American		Black Rock	Black Rock	BNY Mellon	Delaware	Delaware VIP®	Delaware VIP®
	Funds®	Black Rock	Small Cap	Total Return	Mid Cap	Ivy VIP Science	Emerging	Small Cap
	IS New World	High Yield V.I.	Index V.I.	V.I.	Stock	and Technology	Markets	Value
	Division	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$122	$1,191	$1,361	$11	$3	$-	$130	$8
Expenses
Mortality and expense risk fees and administrative expense charges	20	90	332	2	1	6	61	8
Net investment income (loss)	102	1,101	1,029	9	2	(6)	69	-
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(46)	(101)	(165)	(59)	(194)	(888)	(149)	(231)
Realized gain distribution	39	-	1,231	-	145	459	-	108
Realized gain (loss)	(7)	(101)	1,066	(59)	(49)	(429)	(149)	(123)
Change in net unrealized appreciation/depreciation of investments	-	(93)	(2,098)	-	-	-	(4,162)	(78)
Net gain (loss) on investments	(7)	(194)	(1,032)	(59)	(49)	(429)	(4,311)	(201)
Net increase (decrease) in net assets resulting from operations	95	907	(3)	(50)	(47)	(435)	(4,242)	(201)
Capital transactions:
Transfers of net premiums	1,956	10,072	90,869	1,502	1,328	5,625	21,930	10,689
Transfers due to death benefits	-	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	-	(7)	(8)	(1,420)	(1,254)	(5,076)	(4,968)	(2,622)
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(103)	(280)	(1,450)	(32)	(27)	(114)	(602)	(156)
Transfers between Divisions and to/from General Account	9,770	30,199	32,085	-	-	-	54,284	-
Net increase (decrease) in net assets resulting from capital transactions	11,623	39,984	121,496	50	47	435	70,644	7,911
Total increase (decrease)	11,718	40,891	121,493	-	-	-	66,402	7,710
NET ASSETS, at beginning of the year	-	-	-	-	-	-	-	-
NET ASSETS, at end of the year	$11,718	$40,891	$121,493	$-	$-	$-	$66,402	$7,710

See Notes to Financial Statements.

F-36

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

							Fidelity®
	DFA	DFA	DFA	DWS		Fidelity®	VIP	Fidelity®
	VA International	U.S.Targeted	VIT Inflation-	Small Cap	Fidelity®	VIP	Extended	VIP
	Small	value	Protected	Index	Growth	Contrafund®	Market Index	Freedom 2025
	Division	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,110	$797	$1,387	$41,475	$21	$357,860	$1,828	$1,104
Expenses
Mortality and expense risk fees and administrative expense charges	89	134	37	18,583	17	330,485	224	166
Net investment income (loss)	1,021	663	1,350	22,892	4	27,375	1,604	938
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(103)	(21)	(14)	(15,681)	(23)	2,831,014	(118)	(95)
Realized gain distribution	756	4,719	-	780,177	387	3,384,098	2,411	-
Realized gain (loss)	653	4,698	(14)	764,496	364	6,215,112	2,293	(95)
Change in net unrealized appreciation/depreciation of investments	(879)	(5,189)	(2,204)	(1,907,917)	(844)	(30,144,246)	1,194	(3,593)
Net gain (loss) on investments	(226)	(491)	(2,218)	(1,143,421)	(480)	(23,929,134)	3,487	(3,688)
Net increase (decrease) in net assets resulting from operations	795	172	(868)	(1,120,529)	(476)	(23,901,759)	5,091	(2,750)
Capital transactions:
Transfers of net premiums	20,603	29,266	8,158	106,752	7,856	1,666,080	6,498	90,800
Transfers due to death benefits	-	-	-	(4,805)	-	(314,840)	-	-
Transfers due to withdrawal of funds	-	-	-	(44,305)	(39)	(1,815,113)	(12)	(272)
Transfers due to policy loans, net of repayments	-	-	-	(39,770)	-	(813,068)	-	-
Transfers due to charges for administrative and insurance costs	(508)	(770)	(209)	(103,348)	(178)	(2,191,135)	(567)	(1,840)
Transfers between Divisions and to/from General Account	21,627	31,337	9,173	(138,440)	10,149	18,773	143,163	8,903
Net increase (decrease) in net assets resulting from capital transactions	41,722	59,833	17,122	(223,916)	17,788	(3,449,303)	149,082	97,591
Total increase (decrease)	42,517	60,005	16,254	(1,344,445)	17,312	(27,351,062)	154,173	94,841
NET ASSETS, at beginning of the year	-	-	-	5,419,937	-	90,757,280	-	-
NET ASSETS, at end of the year	$42,517	$60,005	$16,254	$4,075,492	$17,312	$63,406,218	$154,173	$94,841

See Notes to Financial Statements.

F-37

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055	Freedom 2060	Freedom 2065
	Division	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$54	$565	$714	$248	$152	$464	$164	$6
Expenses
Mortality and expense risk fees and administrative expense charges	9	87	89	66	42	59	31	1
Net investment income (loss)	45	478	625	182	110	405	133	5
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(52)	(285)	(256)	(1,513)	(921)	(353)	(553)	(4)
Realized gain distribution	-	6	9	3	2	55	58	1
Realized gain (loss)	(52)	(279)	(247)	(1,510)	(919)	(298)	(495)	(3)
Change in net unrealized appreciation/depreciation of investments	(163)	(1,626)	123	(162)	(144)	(897)	(325)	(15)
Net gain (loss) on investments	(215)	(1,905)	(124)	(1,672)	(1,063)	(1,195)	(820)	(18)
Net increase (decrease) in net assets resulting from operations	(170)	(1,427)	501	(1,490)	(953)	(790)	(687)	(13)
Capital transactions:
Transfers of net premiums	5,324	51,210	20,238	40,842	28,359	28,720	19,778	439
Transfers due to death benefits	-	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(660)	(666)	(6,714)	(21,008)	(12,652)	(2,899)	(7,210)	-
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(106)	(1,024)	(745)	(851)	(564)	(631)	(393)	(9)
Transfers between Divisions and to/from General Account	116	199	53,032	5,947	116	11,348	690	9
Net increase (decrease) in net assets resulting from capital transactions	4,674	49,719	65,811	24,930	15,259	36,538	12,865	439
Total increase (decrease)	4,504	48,292	66,312	23,440	14,306	35,748	12,178	426
NET ASSETS, at beginning of the year	-	-	-	-	-	-	-	-
NET ASSETS, at end of the year	$4,504	$48,292	$66,312	$23,440	$14,306	$35,748	$12,178	$426

See Notes to Financial Statements.

F-38

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

					Franklin	Goldman	Goldman	Goldman
	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Small Cap	Sachs	Sachs	Sachs
	VIP	VIP	VIP	VIP	Value	Mid Cap	Small Cap	Strategic
	Freedom Income	Index 500	Index 500	International Index	VIP	Value	Equity Insights	Growth
	Division	Division	Division	Division	Division	Division	Division	Division
		(Initial Class)	(Service Class)
Investment income
Dividends	$26	$-	$4,877	$1,964	$40,880	$1,496	$-	$-
Expenses
Mortality and expense risk fees and administrative expense charges	4	-	951	173	18,168	413	6	24,866
Net investment income (loss)	22	-	3,926	1,791	22,712	1,083	(6)	(24,866)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(10)	7	(777)	(305)	(178,275)	27	(146)	(17,555)
Realized gain distribution	-	-	-	-	771,463	32,167	-	1,054,770
Realized gain (loss)	(10)	7	(777)	(305)	593,188	32,194	(146)	1,037,215
Change in net unrealized appreciation/depreciation of investments	(78)	(2)	(11,237)	(4,678)	(1,105,042)	(18,339)	-	(3,628,060)
Net gain (loss) on investments	(88)	5	(12,014)	(4,983)	(511,854)	13,855	(146)	(2,590,845)
Net increase (decrease) in net assets resulting from operations	(66)	5	(8,088)	(3,192)	(489,142)	14,938	(152)	(2,615,711)
Capital transactions:
Transfers of net premiums	2,198	-	361,540	96,210	195,776	-	4,886	115,026
Transfers due to death benefits	-	-	-	-	(8,094)	-	-	(40,722)
Transfers due to withdrawal of funds	-	(5)	(112)	-	(47,257)	2	(4,634)	(67,474)
Transfers due to policy loans, net of repayments	-	-	-	-	(138,969)	-	-	(39,654)
Transfers due to charges for administrative and insurance costs	(43)	-	(5,462)	(1,664)	(134,559)	(523)	(100)	(175,125)
Transfers between Divisions and to/from General Account	84	-	59,344	-	(283,842)	195,514	-	491,928
Net increase (decrease) in net assets resulting from capital transactions	2,239	(5)	415,310	94,546	(416,945)	194,993	152	283,979
Total increase (decrease)	2,173	-	407,222	91,354	(906,087)	209,931	-	(2,331,732)
NET ASSETS, at beginning of the year	-	-	-	-	5,020,912	-	-	7,767,679
NET ASSETS, at end of the year	$2,173	$-	$407,222	$91,354	$4,114,825	$209,931	$-	$5,435,947

See Notes to Financial Statements.

F-39

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	Invesco Oppenheimer V.I. International Growth Division	Invesco V.I. Capital Appreciation Division	Invesco V.I. Core Plus Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Diversified Dividend Division	Invesco V.I. Global Division	Invesco V.I. Global Strategic Income Division	Invesco V.I. Health Care Division
Investment income
Dividends	$-	$-	$106,061	$-	$12,340	$-	$-	$-
Expenses
Mortality and expense risk fees and administrative expense charges	16,905	237,970	11,431	275,257	2,432	247,497	31,727	4,825
Net investment income (loss)	(16,905)	(237,970)	94,630	(275,257)	9,908	(247,497)	(31,727)	(4,825)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(175,061)	984,694	(16,094)	2,000,743	1,305	1,536,357	(181,084)	14,724
Realized gain distribution	787,498	17,997,326	1,653	16,184,734	80,959	8,792,195	-	147,171
Realized gain (loss)	612,437	18,982,020	(14,441)	18,185,477	82,264	10,328,552	(181,084)	161,895
Change in net unrealized appreciation/depreciation of investments	(2,087,115)	(39,461,914)	(513,244)	(42,806,127)	(103,115)	(32,163,882)	(730,627)	(330,410)
Net gain (loss) on investments	(1,474,678)	(20,479,894)	(527,685)	(24,620,650)	(20,851)	(21,835,330)	(911,711)	(168,515)
Net increase (decrease) in net assets resulting from operations	(1,491,583)	(20,717,864)	(433,055)	(24,895,907)	(10,943)	(22,082,827)	(943,438)	(173,340)
Capital transactions:
Transfers of net premiums	105,217	1,540,963	121,281	1,608,478	29,037	1,702,593	370,517	24,776
Transfers due to death benefits	-	(363,046)	(880)	(303,996)	(827)	(329,229)	(13,678)	(847)
Transfers due to withdrawal of funds	(87,307)	(977,334)	(17,751)	(1,291,050)	(2,446)	(1,207,345)	(128,319)	(7,641)
Transfers due to policy loans, net of repayments	(23,259)	(875,706)	(10,833)	(606,117)	(3,497)	(735,247)	(153,061)	(9,192)
Transfers due to charges for administrative and insurance costs	(144,289)	(1,746,061)	(101,043)	(1,645,783)	(30,830)	(1,647,369)	(327,470)	(42,613)
Transfers between Divisions and to/from General Account	(56,714)	410,213	41,372	105,161	40,321	638,649	49,029	(32,273)
Net increase (decrease) in net assets resulting from capital transactions	(206,352)	(2,010,971)	32,146	(2,133,307)	31,758	(1,577,948)	(202,982)	(67,790)
Total increase (decrease)	(1,697,935)	(22,728,835)	(400,909)	(27,029,214)	20,815	(23,660,775)	(1,146,420)	(241,130)
NET ASSETS, at beginning of the year	5,445,291	67,562,853	3,005,336	80,082,095	625,298	69,283,191	8,063,814	1,300,387
NET ASSETS, at end of the year	$3,747,356	$44,834,018	$2,604,427	$53,052,881	$646,113	$45,622,416	$6,917,394	$1,059,257

See Notes to Financial Statements.

F-40

 C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	Invesco V.I. Main Street Division	Invesco V.I. Small Cap Equity Division	Invesco V.I. Technology Division	Janus Henderson Balanced Division	Janus Henderson Forty Division	Janus Henderson Global Research Division	JPMorgan Insurance Trust U.S. Equity Division	MFS® Blended Research Core Equity Division
Investment income
Dividends	$227,088	$-	$-	$39,877	$37,008	$118,310	$4	$17
Expenses
Mortality and expense risk fees and administrative expense charges	69,516	153	6,496	19,309	85,033	51,202	1	2
Net investment income (loss)	157,572	(153)	(6,496)	20,568	(48,025)	67,108	3	15
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	138,502	(250)	34,424	73,972	90,923	400,155	(160)	(316)
Realized gain distribution	5,853,249	9,700	526,741	120,744	2,956,740	1,239,314	111	263
Realized gain (loss)	5,991,751	9,450	561,165	194,716	3,047,663	1,639,469	(49)	(53)
Change in net unrealized appreciation/depreciation of investments	(9,889,522)	(16,746)	(1,333,057)	(1,019,597)	(11,843,379)	(4,346,218)	-	-
Net gain (loss) on investments	(3,897,771)	(7,296)	(771,892)	(824,881)	(8,795,716)	(2,706,749)	(49)	(53)
Net increase (decrease) in net assets resulting from operations	(3,740,199)	(7,449)	(778,388)	(804,313)	(8,843,741)	(2,639,641)	(46)	(38)
Capital transactions:
Transfers of net premiums	423,308	58,856	53,132	88,994	407,171	339,074	1,109	1,617
Transfers due to death benefits	(201,388)	-	(118)	(32,541)	(5,812)	(33,728)	-	-
Transfers due to withdrawal of funds	(179,814)	-	(23,860)	(25,210)	(444,697)	(109,140)	(1,040)	(1,545)
Transfers due to policy loans, net of repayments	(318,062)	-	(7,020)	(32,650)	(251,444)	(105,204)	-	-
Transfers due to charges for administrative and insurance costs	(427,180)	(1,504)	(82,207)	(125,214)	(515,317)	(266,922)	(23)	(34)
Transfers between Divisions and to/from General Account	101,485	-	19,916	20,831	80,032	72,989	-	-
Net increase (decrease) in net assets resulting from capital transactions	(601,651)	57,352	(40,157)	(105,790)	(730,067)	(102,931)	46	38
Total increase (decrease)	(4,341,850)	49,903	(818,545)	(910,103)	(9,573,808)	(2,742,572)	-	-
NET ASSETS, at beginning of the year	18,399,746	-	1,959,176	4,769,561	26,341,966	13,413,815	-	-
NET ASSETS, at end of the year	$14,057,896	$49,903	$1,140,631	$3,859,458	$16,768,158	$10,671,243	$-	$-

See Notes to Financial Statements.

F-41

 C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MFS® Global Real Estate Division	MFS® International Intrinsic Value Division	MFS® Investors Trust Division	MFS® Mid Cap Value Division	MFS® New Discovery Division	MFS® Value Division	MML Aggressive Allocation Division	MML American Funds Growth Division
Investment income
Dividends	$58	$111	$1,517	$50	$-	$1,932	$696	$682
Expenses
Mortality and expense risk fees and administrative expense charges	9	23	903	11	6,049	223	72	74
Net investment income (loss)	49	88	614	39	(6,049)	1,709	624	608
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(87)	(2)	11,747	(31)	5,137	(137)	(16)	(66)
Realized gain distribution	253	618	29,073	419	385,217	8,234	4,712	35,032
Realized gain (loss)	166	616	40,820	388	390,354	8,097	4,696	34,966
Change in net unrealized appreciation/depreciation of investments	(697)	(142)	(88,117)	(514)	(888,310)	(6,294)	(4,406)	(36,095)
Net gain (loss) on investments	(531)	474	(47,297)	(126)	(497,956)	1,803	290	(1,129)
Net increase (decrease) in net assets resulting from operations	(482)	562	(46,683)	(87)	(504,005)	3,512	914	(521)
Capital transactions:
Transfers of net premiums	3,674	-	10,786	7,049	27,828	138,136	-	-
Transfers due to death benefits	-	-	(1,025)	-	(138)	-	-	-
Transfers due to withdrawal of funds	-	(1)	(8,622)	(22)	(16,429)	(1)	-	-
Transfers due to policy loans, net of repayments	-	-	(3,870)	-	(7,582)	-	-	-
Transfers due to charges for administrative and insurance costs	(86)	(34)	(8,622)	(141)	(34,798)	(1,909)	(81)	(374)
Transfers between Divisions and to/from General Account	3,909	13,180	(31,039)	(28)	(24,363)	27,288	31,412	142,078
Net increase (decrease) in net assets resulting from capital transactions	7,497	13,145	(42,392)	6,858	(55,482)	163,514	31,331	141,704
Total increase (decrease)	7,015	13,707	(89,075)	6,771	(559,487)	167,026	32,245	141,183
NET ASSETS, at beginning of the year	-	-	276,832	-	1,713,165	-	-	-
NET ASSETS, at end of the year	$7,015	$13,707	$187,757	$6,771	$1,153,678	$167,026	$32,245	$141,183

See Notes to Financial Statements.

F-42

 C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML American Funds International Division	MML Balanced Allocation Division	MML Blend Division	MML Blue Chip Growth Division	MML Conservative Allocation Division	MML Dynamic Bond Division	MML Equity Division	MML Equity Index Division
Investment income
Dividends	$2,052	$3,571	$251,163	$-	$178	$156	$670,494	$679,700
Expenses
Mortality and expense risk fees and administrative expense charges	5	210	80,678	23,160	10	9	204,911	239,680
Net investment income (loss)	2,047	3,361	170,485	(23,160)	168	147	465,583	440,020
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(3,215)	(163)	17,733	(23,987)	(2)	(6)	1,099,635	1,952,433
Realized gain distribution	372	6,957	336,323	977,529	376	-	4,481,929	3,339,913
Realized gain (loss)	(2,843)	6,794	354,056	953,542	374	(6)	5,581,564	5,292,346
Change in net unrealized appreciation/depreciation of investments	-	(11,828)	(4,126,816)	(3,948,355)	(565)	(305)	(8,353,934)	(17,701,256)
Net gain (loss) on investments	(2,843)	(5,034)	(3,772,760)	(2,994,813)	(191)	(311)	(2,772,370)	(12,408,910)
Net increase (decrease) in net assets resulting from operations	(796)	(1,673)	(3,602,275)	(3,017,973)	(23)	(164)	(2,306,787)	(11,968,890)
Capital transactions:
Transfers of net premiums	6,816	87,462	667,192	182,251	-	4,070	1,543,400	1,154,865
Transfers due to death benefits	-	-	(327,124)	(53,287)	-	-	(237,930)	(267,907)
Transfers due to withdrawal of funds	(6,180)	-	(212,118)	(24,052)	-	-	(962,934)	(2,702,962)
Transfers due to policy loans, net of repayments	-	-	(88,098)	(61,164)	-	-	(372,428)	(619,173)
Transfers due to charges for administrative and insurance costs	(157)	(1,489)	(855,499)	(176,092)	(11)	(105)	(1,762,499)	(1,402,928)
Transfers between Divisions and to/from General Account	317	7,221	37,319	(162,046)	4,333	-	193,525	804,939
Net increase (decrease) in net assets resulting from capital transactions	796	93,194	(778,328)	(294,390)	4,322	3,965	(1,598,866)	(3,033,166)
Total increase (decrease)	-	91,521	(4,380,603)	(3,312,363)	4,299	3,801	(3,905,653)	(15,002,056)
NET ASSETS, at beginning of the year	-	-	21,565,470	7,706,004	-	-	45,209,185	64,913,639
NET ASSETS, at end of the year	$-	$91,521	$17,184,867	$4,393,641	$4,299	$3,801	$41,303,532	$49,911,583

See Notes to Financial Statements.

F-43

 C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Foreign Division	MML Global Division	MML Growth Allocation Division	MML High Yield Division	MML Income & Growth Division	MML Inflation- Protected and Income Division	MML Large Cap Growth Division	MML Managed Bond Division
Investment income
Dividends	$1,152	$247	$4,099	$154	$908	$39,002	$-	$266,618
Expenses
Mortality and expense risk fees and administrative expense charges	84	16	327	3	137	7,151	59	36,618
Net investment income (loss)	1,068	231	3,772	151	771	31,851	(59)	230,000
Net realized and unrealized gain (loss)on investments
Realized gain (loss) on sale of fund shares	(158)	(105)	(192)	(228)	(18)	(10,751)	(149)	(56,634)
Realized gain distribution	2,145	11,189	16,941	-	6,912	109,663	904	89,215
Realized gain (loss)	1,987	11,084	16,749	(228)	6,894	98,912	755	32,581
Change in net unrealized appreciation/depreciation of investments	(1,695)	(10,654)	(17,751)	-	(2,900)	(353,028)	(2,142)	(1,751,812)
Net gain (loss) on investments	292	430	(1,002)	(228)	3,994	(254,116)	(1,387)	(1,719,231)
Net increase (decrease) in net assets resulting from operations	1,360	661	2,770	(77)	4,765	(222,265)	(1,446)	(1,489,231)
Capital transactions:
Transfers of net premiums	28,964	965	670	2,137	-	111,903	12,107	305,056
Transfers due to death benefits	-	-	-	-	-	(1,647)	-	(5,578)
Transfers due to withdrawal of funds	-	(63)	(623)	(2,015)	-	(9,275)	(52)	(195,346)
Transfers due to policy loans, net of repayments	-	-	-	-	-	(16,048)	-	(52,461)
Transfers due to charges for administrative and insurance costs	(626)	(66)	(380)	(45)	(154)	(101,219)	(440)	(434,268)
Transfers between Divisions and to/from General Account	22,678	14,992	143,161	-	59,034	18,125	28,430	213,513
Net increase (decrease) in net assets resulting from capital transactions	51,016	15,828	142,828	77	58,880	1,839	40,045	(169,084)
Total increase (decrease)	52,376	16,489	145,598	-	63,645	(220,426)	38,599	(1,658,315)
NET ASSETS, at beginning of the year	-	-	-	-	-	1,598,174	-	9,722,049
NET ASSETS, at end of the year	$52,376	$16,489	$145,598	$-	$63,645	$1,377,748	$38,599	$8,063,734

See Notes to Financial Statements.

F-44

 C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Managed Volatility Division	MML Mid Cap Growth Division	MML Moderate Allocation Division	MML Short Duration Bond Division	MML Small Cap Equity Division	MML Small Cap Growth Equity Division	MML Small Mid Cap Value Division	MML Total Return Bond Division
Investment income
Dividends	$8,399	$-	$1,249	$138	$109,110	$-	$3	$117
Expenses
Mortality and expense risk fees and administrative expense charges	6,347	140	81	9	69,531	31,789	1	19
Net investment income (loss)	2,052	(140)	1,168	129	39,579	(31,789)	2	98
Net realized and unrealized gain (loss)on investments
Realized gain (loss) on sale of fund shares	16,788	(5,269)	(15)	(3)	93,786	(218,775)	(85)	(102)
Realized gain distribution	-	20,133	3,424	-	1,826,585	2,021,936	72	-
Realized gain (loss)	16,788	14,864	3,409	(3)	1,920,371	1,803,161	(13)	(102)
Change in net unrealized appreciation/depreciation of investments	(255,502)	(13,458)	(4,210)	(120)	(4,867,488)	(3,735,253)	-	(429)
Net gain (loss) on investments	(238,714)	1,406	(801)	(123)	(2,947,117)	(1,932,092)	(13)	(531)
Net increase (decrease) in net assets resulting from operations	(236,662)	1,266	367	6	(2,907,538)	(1,963,881)	(11)	(433)
Capital transactions:
Transfers of net premiums	84,613	64,902	2	4,069	395,598	177,003	278	9,963
Transfers due to death benefits	(1,666)	-	-	-	(85,970)	(46,413)	-	-
Transfers due to withdrawal of funds	(8,795)	(11,936)	-	-	(303,913)	(82,566)	(261)	-
Transfers due to policy loans, net of repayments	(36,584)	-	-	-	(114,716)	(46,223)	-	-
Transfers due to charges for administrative and insurance costs	(80,767)	(862)	(91)	(108)	(423,199)	(189,535)	(6)	(195)
Transfers between Divisions and to/from General Account	12,936	-	35,745	-	4,781	382,586	-	(262)
Net increase (decrease) in net assets resulting from capital transactions	(30,263)	52,104	35,656	3,961	(527,419)	194,852	11	9,506
Total increase (decrease)	(266,925)	53,370	36,023	3,967	(3,434,957)	(1,769,029)	-	9,073
NET ASSETS, at beginning of the year	1,930,357	-	-	-	18,003,983	8,407,549	-	-
NET ASSETS, at end of the year	$1,663,432	$53,370	$36,023	$3,967	$14,569,026	$6,638,520	$-	$9,073

See Notes to Financial Statements.

F-45

 C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML U.S. Government Money Market Division	PIMCO Global Bond Opportunities Division	PIMCO Real Return Division	PIMCO Total Return Division	T. Rowe Limited - Term Bond Division	T. Rowe Price Blue Chip Growth Division	T. Rowe Price Equity Income Division	T. Rowe Price Mid-Cap Growth Division
Investment income
Dividends	$100,889	$466	$46	$211	$5	$-	$138,853	$-
Expenses
Mortality and expense risk fees and administrative expense charges	35,273	76	2	21	1	21,892	32,545	281,166
Net investment income (loss)	65,616	390	44	190	4	(21,892)	106,308	(281,166)
Net realized and unrealized gain (loss)on investments
Realized gain (loss) on sale of fund shares	26	(87)	-	(2)	(2)	337,983	8,153	771,344
Realized gain distribution	-	333	-	-	1	213,328	376,014	1,714,190
Realized gain (loss)	26	246	-	(2)	(1)	551,311	384,167	2,485,534
Change in net unrealized appreciation/depreciation of investments	(26)	16	(93)	(643)	(9)	(3,071,983)	(803,983)	(19,208,682)
Net gain (loss) on investments	-	262	(93)	(645)	(10)	(2,520,672)	(419,816)	(16,723,148)
Net increase (decrease) in net assets resulting from operations	65,616	652	(49)	(455)	(6)	(2,542,564)	(313,508)	(17,004,314)
Capital transactions:
Transfers of net premiums	2,948,416	32,673	-	2	433	116,468	208,517	1,242,474
Transfers due to death benefits	(1,441)	-	-	-	-	(4,899)	(15,544)	(259,141)
Transfers due to withdrawal of funds	(515,125)	-	(1)	(1)	-	(65,959)	(75,784)	(1,588,111)
Transfers due to policy loans, net of repayments	(99,716)	-	-	-	-	(56,978)	(130,499)	(877,660)
Transfers due to charges for administrative and insurance costs	(646,511)	(869)	(4)	(35)	(10)	(146,365)	(292,864)	(1,759,993)
Transfers between Divisions and to/from General Account	(1,614,005)	39,169	1,625	14,081	32	(70,031)	745,086	187,862
Net increase (decrease) in net assets resulting from capital transactions	71,618	70,973	1,620	14,047	455	(227,764)	438,912	(3,054,569)
Total increase (decrease)	137,234	71,625	1,571	13,592	449	(2,770,328)	125,404	(20,058,883)
NET ASSETS, at beginning of the year	8,229,386	-	-	-	-	6,779,214	7,109,686	74,689,436
NET ASSETS, at end of the year	$8,366,620	$71,625	$1,571	$13,592	$449	$4,008,886	$7,235,090	$54,630,553

See Notes to Financial Statements.

F-46

 C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	Templeton Foreign VIP Division	Templeton Global Bond VIP Division	Vanguard VIF Balanced Division	Vanguard VIF Capital Growth Division	Vanguard VIF Diversified Value Division	Vanguard VIF Equity Income Division	Vanguard VIF Real Estate Index Division	Vanguard VIF Short Term Investment Division
Investment income
Dividends	$113,202	$-	$27	$467	$-	$1,445	$38	$-
Expenses
Mortality and expense risk fees and administrative expense charges	15,698	11	30	261	118	571	56	95
Net investment income (loss)	97,504	(11)	(3)	206	(118)	874	(18)	(95)
Net realized and unrealized gain (loss)on investments
Realized gain (loss) on sale of fund shares	(52,403)	(75)	(318)	(351)	(63)	(481)	(129)	(1)
Realized gain distribution	-	-	137	5,046	-	6,142	86	-
Realized gain (loss)	(52,403)	(75)	(181)	4,695	(63)	5,661	(43)	(1)
Change in net unrealized appreciation/depreciation of investments	(362,467)	105	(74)	(12,385)	(280)	1,623	(2,210)	(77)
Net gain (loss) on investments	(414,870)	30	(255)	(7,690)	(343)	7,284	(2,253)	(78)
Net increase (decrease) in net assets resulting from operations	(317,366)	19	(258)	(7,484)	(461)	8,158	(2,271)	(173)
Capital transactions:
Transfers of net premiums	128,475	5,582	12,180	58,856	27,078	158,911	18,963	38,390
Transfers due to death benefits	(22,365)	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(30,791)	(1,407)	-	-	(8)	1	(967)	-
Transfers due to policy loans, net of repayments	(71,104)	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(118,447)	(137)	(241)	(1,502)	(690)	(2,547)	(396)	(263)
Transfers between Divisions and to/from General Account	219,778	-	(858)	-	30,295	-	5,119	-
Net increase (decrease) in net assets resulting from capital transactions	105,546	4,038	11,081	57,354	56,675	156,365	22,719	38,127
Total increase (decrease)	(211,820)	4,057	10,823	49,870	56,214	164,523	20,448	37,954
NET ASSETS, at beginning of the year	4,092,397	-	-	-	-	-	-	-
NET ASSETS, at end of the year	$3,880,577	$4,057	$10,823	$49,870	$56,214	$164,523	$20,448	$37,954

See Notes to Financial Statements.

F-47

 C. M. Life Variable Life Separate Account I

Notes To Financial Statements

1.	ORGANIZATION

C.M. Life Variable Life Separate Account I (“the Separate Account”) is a separate investment account of C.M. Life Insurance Company (“C.M. Life”) established on February 2, 1995. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

C.M. Life was formerly a wholly owned stock life insurance subsidiary of Connecticut Mutual Life Insurance Company (“CML”). On February 29, 1996, CML merged with and into Massachusetts Mutual Life Insurance Company (“MassMutual”). Upon the merger, CML’s existence ceased and MassMutual became the surviving company under the name Massachusetts Mutual Life Insurance Company. C.M. Life became a wholly owned subsidiary of MassMutual.

C.M. Life maintains the following five segments within the Separate Account: C.M. Life Electrum SelectSM, Executive Benefit Variable Universal Life, Survivorship Variable Universal Life, Variable Universal Life and Survivorship Variable Universal Life II.

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life contracts is not chargeable with liabilities arising from any other C.M. Life business.

F-48

 Notes To Financial Statements (Continued)

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

For the year or period ended December 31, 2023, the Separate Account consists of one hundred and sixty-one divisions that invest in the following mutual funds. All of the divisions may not be available to all of the five segments of the Separate Account:

The division listed in the first
Divisions	column invests in the fund in this column
American Century VP Capital Appreciation Division	American Century VP Capital Appreciation Fund [1]
American Century VP Disciplined Core Value Division	American Century VP Disciplined Core Value Fund [1]
American Century VP Inflation Protection Division	American Century VP Inflation Protection Fund [1,28]
American Century VP International Division	American Century VP International Fund [1]
American Century VP Value Division	American Century VP Value Fund [1]
American Funds Insurance Series® American High Income Bond Division	American Funds Insurance Series® American High Income Bond Trust® [2,28]
American Funds Insurance Series® Asset Allocation Division (Class 1)	American Funds Insurance Series® Asset Allocation Fund (Class 1) [2,27]
American Funds Insurance Series® Asset Allocation Division (Class 2)	American Funds Insurance Series® Asset Allocation Fund (Class 2) [2]
American Funds Insurance Series® Capital World Bond Division	American Funds Insurance Series® Capital World Bond Fund® [2,28]
American Funds Insurance Series® Capital World Growth and Income Division	American Funds Insurance Series® Capital World Growth and Income Fund® [2,27]
American Funds Insurance Series® Global Growth Division	American Funds Insurance Series® Global Growth Fund [2]
American Funds Insurance Series® Global Small Capitalization Division	American Funds Insurance Series® Global Small Capitalization Fund [2,28]
American Funds Insurance Series® Growth-Income Division (Class 1A)	American Funds Insurance Series® Growth-Income Fund (Class 1A) [2,28]
American Funds Insurance Series® Growth-Income Division (Class 2)	American Funds Insurance Series® Growth-Income Fund (Class 2) [2]
American Funds Insurance Series® International Growth and Income Division	American Funds Insurance Series® International Growth and Income Fund [2,27]
American Funds Insurance Series® New World Division	American Funds Insurance Series® New World Fund® [2]
American Funds Insurance Series® The Bond Fund of America Division	American Funds Insurance Series® The Bond Fund of America® [2,28]
American Funds Insurance Series® U.S. Government Securities Division	American Funds Insurance Series® U.S. Government Securities Fund [2,28]
American Funds Insurance Series® Washington Mutual Investors Division	American Funds Insurance Series® Washington Mutual Investors FundsSM 2, 27
BlackRock Basic Value V.I. Division	BlackRock Basic Value V.I. Fund [24,28]
BlackRock High Yield V.I. Division	BlackRock High Yield V.I. Fund [24]
BlackRock Small Cap Index V.I. Division	BlackRock Small Cap Index V.I. Fund [24]
BlackRock Total Return V.I. Division	BlackRock Total Return V.I. Fund [24,28]
BNY Mellon MidCap Stock Division	BNY Mellon MidCap Stock Portfolio [25]
Delaware Ivy VIP Asset Strategy Division	Delaware Ivy VIP Asset Strategy [26,28]
Delaware Ivy VIP Science and Technology Division	Delaware Ivy VIP Science and Technology [26]
Delaware VIP® Emerging Markets Division	Delaware VIP® Emerging Markets Series [26]
Delaware VIP® Small Cap Value Division	Delaware VIP® Small Cap Value Series [26]
DFA VA Global Bond Division	DFA VA Global Bond Portfolio [15,28]
DFA VA International Small Division	DFA VA International Small Portfolio [15]
DFA VA U.S. Large Value Division	DFA VA U.S. Large Value Portfolio [15,28]
F-49

 Notes To Financial Statements (Continued)

DFA VA U.S. Targeted Value Division	DFA VA U.S. Targeted Value Portfolio [15]
DFA VIT Inflation-Protected Securities Division	DFA VIT Inflation-Protected Securities Portfolio [15]
DWS Small Cap Index Division	DWS Small Cap Index VIP [3]
Eaton Vance VT Floating-Rate Income Division	Eaton Vance VT Floating-Rate Income Fund [12,27]
Fidelity® VIP Bond Index Division	Fidelity® VIP Bond Index Portfolio [4,27]
Fidelity® VIP Contrafund® Division	Fidelity® VIP Contrafund® Portfolio [4]
Fidelity® VIP Extended Market Index Division	Fidelity® VIP Extended Market Index Portfolio [4]
Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2020 Portfolio [4,27]
Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2025 Portfolio [4]
Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2030 Portfolio [4]
Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2035 Portfolio [4]
Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2040 Portfolio [4]
Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2045 Portfolio [4]
Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2050 Portfolio [4]
Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2055 Portfolio [4]
Fidelity® VIP Freedom 2060 Division	Fidelity® VIP Freedom 2060 Portfolio [4]
Fidelity® VIP Freedom 2065 Division	Fidelity® VIP Freedom 2065 Portfolio [4]
Fidelity® VIP Freedom Income Division	Fidelity® VIP Freedom Income Portfolio [4]
Fidelity® VIP Government Money Market Division	Fidelity® VIP Government Money Market Portfolio [4,5]
Fidelity® VIP Growth Division	Fidelity® VIP Growth Portfolio [4]
Fidelity® VIP High Income Division	Fidelity® VIP High Income Portfolio [4,5]
Fidelity® VIP Index 500 Division (Initial Class)	Fidelity® VIP Index 500 Portfolio (Initial Class) [4]
Fidelity® VIP Index 500 Division (Service Class)	Fidelity® VIP Index 500 Portfolio (Service Class) [4]
Fidelity® VIP International Index Division	Fidelity® VIP International Index Portfolio [4]
Fidelity® VIP Overseas Division	Fidelity® VIP Overseas Portfolio [4,27]
Fidelity® VIP Real Estate Division	Fidelity® VIP Real Estate Portfolio [4,28]
Fidelity® VIP Total Market Index Division	Fidelity® VIP Total Market Index Portfolio [4,28]
Franklin Mutual Global Discovery VIP Division	Franklin Mutual Global Discovery VIP Fund [6,28]
Franklin Small Cap Value VIP Division	Franklin Small Cap Value VIP Fund [6]
Franklin Strategic Income VIP Division	Franklin Strategic Income VIP Fund [6,27]
Goldman Sachs Core Fixed Income Division	Goldman Sachs Core Fixed Income Fund [7,27]
Goldman Sachs International Equity Insights Division	Goldman Sachs International Equity Insights Fund [7,27]
Goldman Sachs Mid Cap Growth Division [18]	Goldman Sachs Mid Cap Growth Fund [7,18,27]
Goldman Sachs Mid Cap Value Division	Goldman Sachs Mid Cap Value Fund [7]
Goldman Sachs Small Cap Equity Insights Division	Goldman Sachs Small Cap Equity Insights Fund [7,28]
Goldman Sachs Strategic Growth Division	Goldman Sachs Strategic Growth Fund [7]
Invesco Oppenheimer V.I. International Growth Division	Invesco Oppenheimer V.I. International Growth Fund [8]
Invesco V.I. American Franchise Division	Invesco V.I. American Franchise Fund [8,28]
Invesco V.I. Capital Appreciation Division	Invesco V.I. Capital Appreciation Fund [8]
Invesco V.I. Comstock Division	Invesco V.I. Comstock Fund [8,28]
Invesco V.I. Conservative Balanced Division	Invesco V.I. Conservative Balanced Fund [5,8]
Invesco V.I. Core Plus Bond Division	Invesco V.I. Core Plus Bond Fund [8,19]
Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Discovery Mid Cap Growth Fund [5,8]
Invesco V.I. Diversified Dividend Division	Invesco V.I. Diversified Dividend Fund [8]
Invesco V.I. EQV International Equity Division[21]	Invesco V.I. EQV International Equity Fund [8,21,28]
F-50

 Notes To Financial Statements (Continued)

Invesco V.I. Global Division	Invesco V.I. Global Fund [8]
Invesco V.I. Global Real Estate Division	Invesco V.I. Global Real Estate Fund [8,27]
Invesco V.I. Global Strategic Income Division	Invesco V.I. Global Strategic Income Fund [8]
Invesco V.I. Health Care Division	Invesco V.I. Health Care Fund [8]
Invesco V.I. Main Street Division	Invesco V.I. Main Street Fund® [8]
Invesco V.I. Small Cap Equity Division	Invesco V.I. Small Cap Equity Fund [8]
Invesco V.I. Technology Division	Invesco V.I. Technology Fund [8]
Janus Henderson Balanced Division	Janus Henderson Balanced Portfolio [9]
Janus Henderson Forty Division	Janus Henderson Forty Portfolio [9]
Janus Henderson Global Research Division	Janus Henderson Global Research Portfolio [9]
Lord Abbett Mid Cap Stock Division	Lord Abbett Mid Cap Stock Portfolio [23,28]
MFS® Blended Research® Core Equity Division	MFS® Blended Research® Core Equity Portfolio [10,28]
MFS® Global Real Estate Division	MFS® Global Real Estate Portfolio [10]
MFS® Government Securities Division	MFS® Government Securities Portfolio [10,28]
MFS® Growth Series Division	MFS® Growth Series Portfolio [10,27]
MFS® International Intrinsic Value Division	MFS® International Intrinsic Value Portfolio [10]
MFS® Investors Trust Division	MFS® Investors Trust Portfolio [10]
MFS® Mid Cap Value Division	MFS® Mid Cap Value Portfolio [10]
MFS® New Discovery Division	MFS® New Discovery Portfolio [10]
MFS® Utilities Division	MFS® Utilities Portfolio [10,28]
MFS® Value Division	MFS® Value Portfolio [10]
MML Aggressive Allocation Division	MML Aggressive Allocation Fund [11]
MML American Funds Core Allocation Division	MML American Funds Core Allocation Fund [11,28]
MML American Funds Growth Division	MML American Funds Growth Fund [11]
MML Balanced Allocation Division	MML Balanced Allocation Fund [11]
MML Blend Division	MML Blend Fund [11]
MML Blue Chip Growth Division	MML Blue Chip Growth Fund [11]
MML Conservative Allocation Division	MML Conservative Allocation Fund [11]
MML Dynamic Bond Division	MML Dynamic Bond Fund [11]
MML Equity Division	MML Equity Fund [11]
MML Equity Income Division	MML Equity Income Fund [11,27]
MML Equity Index Division	MML Equity Index Fund [11]
MML Focused Equity Division	MML Focused Equity Fund [11,27]
MML Foreign Division	MML Foreign Fund [11]
MML Fundamental Equity Division	MML Fundamental Equity Fund [11,28]
MML Fundamental Value Division	MML Fundamental Value Fund [11,28]
MML Global Division	MML Global Fund [11]
MML Growth Allocation Division	MML Growth Allocation Fund [11]
MML High Yield Division	MML High Yield Fund [11]
MML Income & Growth Division	MML Income & Growth Fund [11]
MML Inflation-Protected and Income Division	MML Inflation-Protected and Income Fund [11]
MML International Equity Division	MML International Equity Fund [11,28]
MML Large Cap Growth Division	MML Large Cap Growth Fund [11]
F-51

 Notes To Financial Statements (Continued)

MML Managed Bond Division	MML Managed Bond Fund [11]
MML Managed Volatility Division	MML Managed Volatility Fund [11]
MML Mid Cap Growth Division	MML Mid Cap Growth Fund [11]
MML Mid Cap Value Division	MML Mid Cap Value Fund [11,27]
MML Moderate Allocation Division	MML Moderate Allocation Fund [11]
MML Short-Duration Bond Division	MML Short-Duration Bond Fund [11]
MML Small Cap Equity Division	MML Small Cap Equity Fund [11]
MML Small Cap Growth Equity Division	MML Small Cap Growth Equity Fund [11]
MML Small Company Value Division	MML Small Company Value Fund [11,28]
MML Small/Mid Cap Value Division	MML Small/Mid Cap Value Fund [11]
MML Strategic Emerging Markets Division	MML Strategic Emerging Markets Fund [11,27]
MML Sustainable Equity Division [22]	MML Sustainable Equity Fund [11,22,28]
MML Total Return Bond Division	MML Total Return Bond Fund [11]
MML U.S. Government Money Market Division	MML U.S. Government Money Market Fund [11]
PIMCO All Asset Division	PIMCO All Asset Portfolio [16,28]
PIMCO CommodityRealReturn® Strategy Division	PIMCO CommodityRealReturn® Strategy Portfolio [16,28]
PIMCO Emerging Markets Bond Division	PIMCO Emerging Markets Bond Portfolio [16,28]
PIMCO Global Bond Opportunities Division (Unhedged)	PIMCO Global Bond Opportunities Portfolio (Unhedged) [16]
PIMCO High Yield Division	PIMCO High Yield Portfolio [16,27]
PIMCO Long-Term U.S. Government Division	PIMCO Long-Term U.S. Government Portfolio[16,28]
PIMCO Real Return Division	PIMCO Real Return Portfolio [16]
PIMCO Total Return Division	PIMCO Total Return Portfolio [16]
T. Rowe Price Limited-Term Bond Division	T. Rowe Price Limited-Term Bond Fund [13]
T. Rowe Price Blue Chip Growth Division	T. Rowe Price Blue Chip Growth Fund [13]
T. Rowe Price Equity Income Division	T. Rowe Price Equity Income Fund [13]
T. Rowe Price Mid-Cap Growth Division	T. Rowe Price Mid-Cap Growth Fund [13]
Templeton Foreign VIP Division	Templeton Foreign VIP Fund [14]
Templeton Global Bond VIP Division	Templeton Global Bond VIP Fund [14]
TOPS® Aggressive Growth ETF Division	TOPS® Aggressive Growth ETF Portfolio [20,28]
TOPS® Balanced ETF Division	TOPS® Balanced ETF Portfolio [20,28]
TOPS® Conservative ETF Division	TOPS® Conservative ETF Portfolio [20,28]
TOPS® Growth ETF Division	TOPS® Growth ETF Portfolio [20,28]
TOPS® Moderate Growth ETF Division	TOPS® Moderate Growth ETF Portfolio [20,28]
Vanguard VIF Balanced Division	Vanguard VIF Balanced Portfolio [17]
Vanguard VIF Capital Growth Division	Vanguard VIF Capital Growth Portfolio [17]
Vanguard VIF Diversified Value Division	Vanguard VIF Diversified Value Portfolio [17]
Vanguard VIF Equity Income Division	Vanguard VIF Equity Income Portfolio [17]
Vanguard VIF Growth Division	Vanguard VIF Growth Portfolio [17,27]
Vanguard VIF High-Yield Bond Division	Vanguard VIF High-Yield Bond Portfolio [17,28]
Vanguard VIF International Division	Vanguard VIF International Portfolio [17,27]
Vanguard VIF Real Estate Index Division	Vanguard VIF Real Estate Index Portfolio [17]
Vanguard VIF Short-Term Investment-Grade Division	Vanguard VIF Short-Term Investment-Grade Portfolio [17]
F-52

 Notes To Financial Statements (Continued)

In addition to the one hundred and sixty-one divisions, some policy owners may also allocate funds to the Guaranteed Principal Account (“GPA”), which is part of C.M. Life’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the GPA are not registered under the Securities Act of 1933, and the General Account and the GPA are not registered as an investment company under the 1940 Act.

1 American Century Investment Management, Inc. is the investment adviser to this Fund.

2 Capital Research and Management Company is the investment adviser to this Fund.

3 DWS Investment Management Americas, Inc. is the investment adviser to this Fund.

4 Fidelity Management & Research Company is the investment adviser to this Portfolio.

5 This sub-account/division/portfolio did not have any investment or unit activity from 2019 to 2023.

6 Franklin Mutual Advisers, LLC is the investment adviser to this Fund.

7 Goldman Sachs Asset Management, L.P., a separate business unit of the Investment Management Division of Goldman Sachs & Co., is the investment adviser to this Fund.

8 Invesco Advisers, Inc. is the investment adviser to this Fund.

9 Janus Capital Management LLC is the investment adviser to this Portfolio.

10 Massachusetts Financial Services Company is the investment adviser to this Series.

11 MML Investment Advisers, LLC is the investment advisor to this Fund.

12 Eaton Vance Management is the investment adviser to this Fund.

13 T. Rowe Price Associates, Inc. is the investment adviser to this Portfolio.

14 Templeton Investment Counsel, LLC is the investment adviser to this Fund.

15 DFA Investment Dimensions Group Inc is the investment adviser to this Series.

16 Pacific Investment Management Company LLC is the investment adviser to this Fund.

17 The Vanguard Group, Inc. is the investment adviser to this Fund.

18 Prior to April 29, 2022, known as Goldman Sachs Growth Opportunities Division/Fund.

19 After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the subaccount name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core Plus Bond Fund.

20 ValMark Advisers, Inc. is the investment adviser to this Fund.

21 Prior to April 29, 2022, known as Invesco V.I. International Growth Division/Fund.

22 Prior to May 1, 2022, known as MML Growth & Income Division/Fund (Initial Class).

23 Lord, Abbett & Co. LLC is the investment adviser to this Fund.

24 BlackRock Advisors, LLC is the investment adviser to this Fund.

25 BNY Mellon Investment Adviser, Inc. is the investment adviser to this Portfolio.

26 Delaware Management Company is the investment adviser to this Series.

27 This sub-account/division/portfolio did not have any investment or unit activity in 2021 and 2022.

28 This sub-account/division/portfolio did not have any investment or unit activity from 2021 to 2023.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. C.M. Life Variable Life Separate Account I follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation
Investments in the underlying funds held by each division/sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.
F-53

 Notes To Financial Statements (Continued)

B.	Accounting for Investments
Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying investment funds.

C.	Federal Income Taxes
C.M. Life is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to policies, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Policy Charges
See Note 8B for charges associated with the policies.

E.	Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Policy Loans
When a policy loan is made, the Separate Account transfers the amount of the loan to C.M. Life, thereby decreasing both the investments and the net assets of the Separate Account by an equal amount. The policy owner is charged interest on the outstanding policy loan amount generally equal to either a fixed interest rate of 1% to 8% per year or (in all qualifying jurisdictions) an adjustable loan rate, where applicable.

As long as a loan is outstanding, a portion of the policy account value equal to the loan is invested in the GPA. The amount of the loan earns interest at a rate equal to the greater of either a fixed interest rate generally equal to 1% to 3% of the loan or the policy loan rate less the loan interest rate expense charge.

G.	Life Reserves
Life reserves are developed by using accepted actuarial methods and are computed using the 1980 CSO or 2017 CSO mortality table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs
F-54

 Notes To Financial Statements (Continued)

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2023. There have been no transfers between levels for the year ended December 31, 2023.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements
Pursuant to separate underwriting agreements with C.M. Life, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the policies sold by its registered representatives, and MML Distributors, LLC (“MML Distributors”) and/or MML Strategic Distributors, LLC (“MSD”) serve as principal underwriters of the policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors and/or MSD.

MMLIS, MML Distributors and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of policies by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of policies by registered representatives of other broker-dealers are paid on behalf of MML Distributors and/or MSD to those broker-dealers. MMLIS, MML Distributors and MSD also receive compensation for their actions as principal underwriters of the policies.

B.	Receivable from/Payable to C.M. Life
Certain fees such as mortality and expense fees are charges paid between the General Account and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.
F-55

 Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years in the two-year period ended December 31, 2023 were as follows:

	American Century VP Capital Appreciation Division	American Century VP Disciplined Core Value Division	American Century VP International Division	American Century VP Value Division	American Funds Insurance Series® Asset Allocation Division	American Funds Insurance Series® Asset Allocation Division	American Funds Insurance Series® Capital World Growth and Income Division	American Funds Insurance Series® Global Growth Division
2023					(Class 1)	(Class 2)
Cost of purchases	$128,026	$888,710	$108,225	$497,377	$23,339	$1,064,913	$59,009	$57,075
Proceeds from sales	(4,654)	(1,613,736)	(23,527)	(214,462)	(653)	(1,194,105)	(1,344)	(22,790)

	American Funds Insurance Series® Growth-Income Division	American Funds Insurance Series® International Growth and Income Division	American Funds Insurance Series® New World Division	American Funds Insurance Series® The Bond Fund of America Division	American Funds Insurance Series® Washington Mutual Investors Division	Black Rock High Yield V.I. Division	Black Rock Small Cap Index V.I. Division	BNY Mellon MidCap Stock Division
2023 (Continued)	(Class 2)
Cost of purchases	$984,782	$33,547	$4,244	$23,941	$13,550	$63,497	$130,643	$82,874
Proceeds from sales	(819,408)	(990)	(381)	(818)	(2,731)	(12,654)	(20,773)	(3,906)

	Delaware Ivy VIP Science and Technology Division	Delaware VIP® Emerging Markets Division	Delaware VIP® Small Cap Value Division	DFA VA International Small Division	DFA U.S. Targeted Value Division	DFA VIT Inflation- Protected Securities Division	DWS Small Cap Index Division	Eaton Vance VT Floating-Rate Income Division
2023 (Continued)
Cost of purchases	$31,529	$40,354	$26,844	$12,592	$17,007	$3,221	$320,339	$4,569
Proceeds from sales	(117)	(3,607)	(2,305)	(2,256)	(3,062)	(2,809)	(351,168)	(651)

	Fidelity® VIP Bond Index Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Extended Market Index Division	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division
2023 (Continued)
Cost of purchases	$38,038	$3,911,683	$127,866	$424	$156,942	$228,190	$108,143	$503,034
Proceeds from sales	(887)	(5,420,054)	(17,762)	(70)	(26,044)	(58,190)	(24,093)	(51,802)

	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2060 Division	Fidelity® VIP Freedom 2065 Division	Fidelity® VIP Freedom Income Division	Fidelity® VIP Growth Division	Fidelity® VIP Index 500 Division
2023 (Continued)								(Initial Class)
Cost of purchases	$42,132	$214,508	$48,693	$111,091	$1,490	$43,793	$406,704	$-
Proceeds from sales	(8,865)	(24,635)	(5,138)	(28,552)	(64)	(1,427)	(37,140)	(1)
F-56

 Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	Fidelity® VIP Index 500 Division	Fidelity® VIP International Index Division	Fidelity® VIP Overseas Division	Franklin Small Cap Value VIP Division	Franklin Strategic Income VIP Division	Goldman Sachs Core Fixed Income Division	Goldman Sachs International Equity Insights Division	Goldman Sachs Mid Cap Growth Division
2023 (Continued)	(Service Class)
Cost of purchases	$832,210	$131,865	$101,372	$547,572	$13,566	$409	$44,854	$4,903
Proceeds from sales	(52,692)	(2,990)	(468)	(552,633)	(13,442)	(6)	(442)	(129)

	Goldman Sachs Mid Cap Value Division	Goldman Sachs Strategic Growth Division	Invesco Oppenheimer V.I. International Growth Division	Invesco V.I. Capital Appreciation Division	Invesco V.I. Core Plus Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Diversified Dividend Division	Invesco V.I. Global Division
2023 (Continued)
Cost of purchases	$155,225	$650,802	$176,051	$799,434	$266,057	$710,836	$150,528	$6,731,646
Proceeds from sales	(16,944)	(814,003)	(582,513)	(2,621,208)	(170,760)	(6,125,498)	(47,931)	(4,162,393)

	Invesco V.I. Global Real Estate Division	Invesco V.I. Global Strategic Income Division	Invesco V.I. Health Care Division	Invesco V.I. Main Street Division	Invesco V.I. Small Cap Equity Division	Invesco V.I. Technology Division	Janus Henderson Balanced Division	Janus Henderson Forty Division
2023 (Continued)
Cost of purchases	$10,602	$291,079	$97,911	$1,446,588	$60,656	$199,785	$212,307	$439,577
Proceeds from sales	(197)	(500,629)	(120,603)	(944,814)	(2,224)	(141,408)	(272,050)	(1,392,619)

	Janus Henderson Global Research Division	MFS® Global Real Estate Division	MFS® Growth Series Division	Franklin MFS® International Intrinsic Value Division	MFS® Investors Trust Division	MFS® Mid Cap Value Division	MFS® New Discovery Division	MFS® Value Division
2023 (Continued)
Cost of purchases	$1,038,791	$5,653	$29,843	$52,241	$21,659	$175,822	$52,124	$454,242
Proceeds from sales	(609,758)	(909)	(15,883)	(445)	(30,813)	(20,980)	(53,289)	(6,762)

	MML Aggressive Allocation Division	MML American Funds Growth Division	MML Balanced Allocation Division	MML Blend Division	MML Blue Chip Growth Division	MML Conservative Allocation Division	MML Dynamic Bond Division	MML Equity Division
2023 (Continued)
Cost of purchases	$55,727	$186,293	$3,752	$913,882	$128,560	$25,339	$4,407	$4,702,366
Proceeds from sales	(2,619)	(47,865)	(88,234)	(1,261,778)	(254,610)	(7,804)	(253)	(3,334,791)
F-57

 Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML Equity Income Division	MML Equity Index Division	MML Focused Equity Division	MML Foreign Division	MML Global Division	MML Growth Allocation Division	MML Income & Growth Division	Inflation- Protected and Income Division
2023 (Continued)
Cost of purchases	$92,657	$6,665,659	$67,788	$30,486	$10,587	$106,157	$30,873	$285,851
Proceeds from sales	(1,827)	(4,102,540)	(6,500)	(2,471)	(11,233)	(16,600)	(23,589)	(144,067)

	MML Large Cap Growth Division	MML Managed Bond Division	MML Managed Volatility Division	MML Mid Cap Growth Division	MML Mid Cap Value Division	MML Moderate Allocation Division	MML Short- Duration Bond Division	MML Small Cap Equity Division
2023 (Continued)
Cost of purchases	$28,708	$971,599	$379,021	$116,174	$100,183	$24,236	$16,726	$705,193
Proceeds from sales	(1,153)	(834,268)	(139,334)	(9,822)	(1,813)	(6,541)	(281)	(810,162)

	MML Small Cap Growth Equity Division	MML Strategic Emerging Markets Division	MML Total Return Bond Division	MML U.S. Government Money Market Division	PIMCO Global Bond Opportunities Division	PIMCO High Yield Division	PIMCO Real Return Division	PIMCO Total Return Division
2023 (Continued)					(Unhedged)
Cost of purchases	$544,392	$13,157	$22,711	$12,177,962	$10,289	$51,832	$3,039	$10,762
Proceeds from sales	(466,938)	(410)	(405)	(7,075,200)	(10,714)	(1,601)	(165)	(599)

	T. Rowe Price Blue Chip Growth Division	T. Rowe Price Equity Income Division	T. Rowe Price Limited-Term Bond Division	T. Rowe Price Mid-Cap Growth Division	Templeton Foreign VIP Division	Templeton Global Bond VIP Division	Vanguard VIF Balanced Division	Vanguard VIF Capital Growth Division
2023 (Continued)
Cost of purchases	$153,138	$778,048	$6,487	$4,399,051	$448,940	$4,069	$70,244	$65,392
Proceeds from sales	(279,143)	(869,035)	(5,994)	(4,774,869)	(311,354)	(258)	(1,571)	(2,578)

					Vanguard VIF	Vanguard VIF
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Real Estate	Short-Term
	Diversified Value	Equity Income	Growth	International	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$34,699	$289,718	$9,743	$111,409	$19,254	$39,195
Proceeds from sales	(6,382)	(122,347)	(46)	(2,377)	(5,777)	(755)
F-58

 Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	American Century VP Capital Appreciation Division	American Century VP Disciplined Core Value Division	American Century VP International Division	American Century VP Value Division	American Funds® Asset Allocation Division	American Funds® Growth-Income Division	American Funds® IS Bond Division	American Funds® IS Global Growth-Income Division
2022
Cost of purchases	$13,290	$8,214,849	$57,350	$460,908	$1,994,971	$1,451,139	$4,152	$12,531
Proceeds from sales	(1,093)	(2,042,235)	(519)	(425,757)	(630,333)	(508,428)	(93)	(397)

	American Funds® IS New World Division	Black Rock High Yield V.I. Division	Black Rock Small Cap Index V.I. Division	Black Rock Total Return V.I. Division	BNY Mellon Mid Cap Stock Division	Delaware Ivy VIP Science and Technology Division	Delaware VIP® Emerging Markets Division	Delaware VIP® Small Cap Value Division
2022 (Continued)
Cost of purchases	$11,963	$42,392	$126,605	$1,505	$1,468	$6,051	$71,416	$10,759
Proceeds from sales	(197)	(1,527)	(2,848)	(1,445)	(1,274)	(5,163)	(703)	(2,741)

	DFA VA International Small Division	DFA U.S.Targeted value Division	DFA VIT Inflation- Protected Division	DWS Small Cap Index Division	Fidelity® Growth Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Extended Market Index Division	Fidelity® VIP Freedom 2025 Division
2022 (Continued)
Cost of purchases	$44,419	$66,120	$18,718	$908,034	$19,536	$4,531,078	$154,612	$100,137
Proceeds from sales	(920)	(904)	(246)	(328,868)	(1,357)	(4,568,850)	(1,516)	(1,608)
	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2060 Division	Fidelity® VIP Freedom 2065 Division
2022 (Continued)
Cost of purchases	$5,499	$55,648	$81,616	$46,395	$29,586	$40,707	$19,988	$476
Proceeds from sales	(778)	(5,445)	(15,171)	(21,279)	(14,214)	(3,709)	(6,932)	(31)

	Fidelity® VIP Freedom Income Division	Fidelity® VIP Index 500 Division	Fidelity® VIP Index 500 Division	Fidelity® VIP International Index Division	Franklin Small Cap Value VIP Division	Goldman Sachs Mid Cap Value Division	Goldman Sachs Small Cap Equity Insights Division	Goldman Sachs Strategic Growth Division
2022 (Continued)		(Initial Class)	(Service Class)
Cost of purchases	$2,403	$1	$425,579	$97,957	$1,210,892	$229,178	$4,857	$1,612,541
Proceeds from sales	(141)	-	(6,341)	(1,621)	(833,648)	(936)	(4,711)	(298,665)
F-59

 Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	Invesco Oppenheimer V.I. International Growth Division	Invesco V.I. Capital Appreciation Division	Invesco V.I. Core Plus Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Diversified Dividend Division	Invesco V.I. Global Division	Invesco V.I. Global Strategic Income Division	Invesco V.I. Health Care Division
2022 (Continued)
Cost of purchases	$1,185,427	$19,040,640	$224,567	$17,038,636	$158,148	$9,867,116	$308,356	$193,108
Proceeds from sales	(621,183)	(3,292,255)	(96,135)	(3,262,502)	(35,536)	(2,900,406)	(543,085)	(118,554)
	Invesco V.I. Main Street Division	Invesco V.I. Small Cap Equity Division	Invesco V.I. Technology Division	Janus Henderson Balanced Division	Janus Henderson Forty Division	Janus Henderson Global Research Division	JPMorgan Insurance Trust U.S. Equity Division	MFS® Blended Research Core Equity Division
2022 (Continued)
Cost of purchases	$6,518,316	$68,418	$610,359	$311,999	$3,328,264	$1,842,585	$1,217	$1,888
Proceeds from sales	(1,109,163)	(1,519)	(130,276)	(276,469)	(1,149,602)	(639,112)	(1,057)	(1,572)

	MFS® Global Real Estate Division	MFS® International Intrinsic Value Division	MFS® Investors Trust Division	MFS® Mid Cap Value Division	MFS® New Discovery Division	MFS® Value Division	MML Aggressive Allocation Division	MML American Funds Growth Division
2022 (Continued)
Cost of purchases	$8,182	$13,908	$73,087	$8,214	$429,635	$175,080	$36,820	$177,792
Proceeds from sales	(384)	(57)	(85,798)	(898)	(105,959)	(1,623)	(153)	(448)

	MML American Funds International Division	MML Balanced Allocation Division	MML Blend Division	MML Blue Chip Growth Division	MML Conservative Allocation Division	MML Dynamic Bond Division	MML Equity Division	MML Equity Index Division
2022 (Continued)
Cost of purchases	$18,587	$105,012	$941,348	$1,138,741	$4,887	$4,206	$6,175,506	$5,622,994
Proceeds from sales	(15,372)	(1,501)	(1,212,852)	(478,772)	(21)	(94)	(2,826,854)	(4,876,261)
	MML Foreign Division	MML Global Division	MML Growth Allocation Division	MML High Yield Division	MML Income & Growth Division	MML Inflation- Protected and Income Division	MML Large Cap Growth Division	MML Managed Bond Division
2022 (Continued)
Cost of purchases	$54,894	$28,572	$164,867	$2,279	$66,854	$382,937	$41,758	$722,222
Proceeds from sales	(665)	(1,324)	(1,326)	(2,050)	(290)	(239,601)	(870)	(572,100)
F-60

 Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML Managed Volatility Division	MML Mid Cap Growth Division	MML Moderate Allocation Division	Short Duration Bond Division	MML Small Cap Equity Division	MML Small Cap Growth Equity Division	MML Small Mid Cap Value Division	MML Total Return Bond Division
2022 (Continued)
Cost of purchases	$92,056	$84,840	$40,419	$4,188	$2,386,008	$2,562,295	$351	$11,013
Proceeds from sales	(120,242)	(12,742)	(172)	(97)	(1,047,259)	(377,301)	(267)	(1,410)

	MML U.S. Government Money Market Division	PIMCO Global Bond Opportunities Division	PIMCO Real Return Division	PIMCO Total Return Division	T. Rowe Limited - Term Bond Division	T. Rowe Price Blue Chip Growth Division	T. Rowe Price Equity Income Division	T. Rowe Price Mid-Cap Growth Division
2022 (Continued)
Cost of purchases	$3,697,036	$72,640	$1,670	$14,293	$509	$553,345	$1,921,959	$2,268,068
Proceeds from sales	(3,560,008)	(946)	(6)	(56)	(50)	(589,659)	(1,000,721)	(3,889,592)

	Templeton Foreign VIP Division	Templeton Global Bond VIP Division	Vanguard VIF Balanced Division	Vanguard VIF Capital Growth Division	Vanguard VIF Diversified Value Division	Vanguard VIF Equity Income Division	Vanguard VIF Real Estate Index Division	Vanguard VIF Short Term Investment Division
2022 (Continued)
Cost of purchases	$442,608	$5,554	$13,369	$64,231	$57,688	$166,105	$23,678	$38,286
Proceeds from sales	(239,555)	(1,527)	(2,153)	(1,625)	(1,132)	(2,725)	(890)	(255)
F-61

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for each of the years in the two-year period ended December 31, 2023 were as follows:

2023	American Century VP Capital Appreciation Division	American Century VP Disciplined Core Value Division	American Century VP International Division	American Century VP Value Division	American Funds Insurance Series® Asset Allocation Division	American Funds Insurance Series® Asset Allocation Division	American Funds Insurance Series® Capital World Growth and Income Division	American Funds Insurance Series® Global Growth Division
					(Class 1)	(Class 2)
Units purchased	19,905	299,781	123,768	24,799	-	103,373	132	16,057
Units withdrawn	(3,548)	(575,800)	(2,712)	(36,069)	(588)	(310,879)	(1,575)	(1,179)
Units transferred between Divisions and to/from General Account	139,400	(12,573)	(22,085)	15,319	23,799	32,607	64,326	23,540
Net increase (decrease)	155,757	(288,592)	98,971	4,049	23,211	(174,899)	62,883	38,418

2023 (Continued)	American Funds Insurance Series® Growth-Income Division	American Funds Insurance Series® International Growth and Income Division	American Funds Insurance Series® New World Division	American Funds Insurance Series® The Bond Fund of America Division	American Funds Insurance Series® Washington Mutual Investors Division	Black Rock High Yield V.I. Division	Black Rock Small Cap Index V.I. Division	BNY Mellon MidCap Stock Division
	(Class 2)
Units purchased	54,540	7,891	2,925	10,909	27	13,732	108,766	5,190
Units withdrawn	(144,831)	(781)	(416)	(798)	(323)	(1,079)	(5,648)	(2,033)
Units transferred between Divisions and to/from General Account	(1,867)	26,325	1,656	14,972	11,157	35,426	7,951	76,408
Net increase (decrease)	(92,158)	33,435	4,165	25,083	10,861	48,079	111,069	79,565

2023 (Continued)	Delaware Ivy VIP Science and Technology Division	Delaware VIP® Emerging Markets Division	Delaware VIP® Small Cap Value Division	DFA VA International Small Division	DFA U.S. Targeted Value Division	DFA VIT Inflation- Protected Securities Division	DWS Small Cap Index Division	Eaton Vance VT Floating-Rate Income Division
Units purchased	8,305	4,936	24,530	3,175	1,533	406	31,457	1,293
Units withdrawn	(133)	(2,312)	(491)	(1,948)	(2,310)	(627)	(92,459)	(58)
Units transferred between Divisions and to/from General Account	26,486	41,414	966	8,283	8,144	(61)	22,516	2,411
Net increase (decrease)	34,658	44,038	25,005	9,510	7,367	(282)	(38,486)	3,646

2023 (Continued)	Fidelity® VIP Bond Index Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Extended Market Index Division	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division
Units purchased	5,826	336,137	14,710	187	142,932	29,866	69,432	132,199
Units withdrawn	(918)	(980,742)	(2,933)	(7)	(4,427)	(3,260)	(2,795)	(7,894)
Units transferred between Divisions and to/from General Account	36,298	27,392	101,182	215	2,902	158,395	24,783	359,368
Net increase (decrease)	41,206	(617,213)	112,959	395	141,407	185,001	91,420	483,673
F-62

Notes To Financial Statements (Continued)

7.     NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2023 (Continued)	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2060 Division	Fidelity® VIP Freedom 2065 Division	Fidelity® VIP Freedom Income Division	Fidelity® VIP Growth Division	Fidelity® VIP Index 500 Division
								(Initial Class)
Units purchased	37,089	69,971	34,399	31,594	555	15,362	148,544	-
Units withdrawn	(1,043)	(2,929)	(1,577)	(1,502)	(43)	(1,084)	(12,202)	-
Units transferred between Divisions and to/from General Account	(738)	137,898	13,518	60,130	1,030	30,798	276,347	-
Net increase (decrease)	35,308	204,940	46,340	90,222	1,542	45,076	412,689	-

2023 (Continued)	Fidelity® VIP Index 500 Division	Fidelity® VIP International Index Division	Fidelity® VIP Overseas Division	Franklin Small Cap Value VIP Division	Franklin Strategic Income VIP Division	Goldman Sachs Core Fixed Income Division	Goldman Sachs International Equity Insights Division	Goldman Sachs Mid Cap Growth Division
	(Service Class)
Units purchased	559,862	116,786	85	55,814	9,791	174	9,618	10
Units withdrawn	(22,457)	(4,315)	(626)	(49,572)	(581)	(7)	(414)	(167)
Units transferred between Divisions and to/from General Account	267,307	21,860	113,025	39,465	(9,210)	285	35,687	6,137
Net increase (decrease)	804,712	134,331	112,484	45,707	-	452	44,891	5,980
2023 (Continued)	Goldman Sachs Mid Cap Value Division	Goldman Sachs Strategic Growth Division	Invesco Oppenheimer V.I. International Growth Division	Invesco V.I. Capital Appreciation Division	Invesco V.I. Core Plus Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Diversified Dividend Division	Invesco V.I. Global Division
Units purchased	5,298	65,924	46,736	443,757	93,331	519,615	24,405	331,032
Units withdrawn	(2,730)	(83,597)	(139,850)	(783,154)	(138,982)	(1,086,717)	(21,181)	(722,402)
Units transferred between Divisions and to/from General Account	123,651	(80,496)	(54,846)	(23,615)	68,854	(588,044)	22,509	(128,903)
Net increase (decrease)	126,219	(98,169)	(147,960)	(363,012)	23,203	(1,155,146)	25,733	(520,273)
2023 (Continued)	Invesco V.I. Global Real Estate Division	Invesco V.I. Global Strategic Income Division	Invesco V.I. Health Care Division	Invesco V.I. Main Street Division	Invesco V.I. Small Cap Equity Division	Invesco V.I. Technology Division	Janus Henderson Balanced Division	Janus Henderson Forty Division
Units purchased	23	184,048	6,704	154,023	70,795	31,617	22,559	116,555
Units withdrawn	(276)	(210,072)	(17,310)	(317,571)	(2,805)	(43,134)	(51,319)	(273,709)
Units transferred between Divisions and to/from General Account	12,774	(48,318)	6,989	(13,460)	217	39,942	2,536	(34,847)
Net increase (decrease)	12,521	(74,342)	(3,617)	(177,008)	68,207	28,425	(26,224)	(192,001)
F-63

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2023 (Continued)	Janus Henderson Global Research Division	MFS® Global Real Estate Division	MFS® Growth Series Division	MFS® International Intrinsic Value Division	MFS® Investors Trust Division	MFS® Mid Cap Value Division	MFS® New Discovery Division	MFS® Value Division
Units purchased	261,985	2,512	13,147	83	1,020	41,618	6,346	413,517
Units withdrawn	(418,444)	(405)	(492)	(541)	(3,303)	(4,223)	(10,659)	(8,653)
Units transferred between Divisions and to/from General Account	180,513	2,877	4,329	55,524	(1,454)	112,249	5,132	10,477
Net increase (decrease)	24,054	4,984	16,984	55,066	(3,737)	149,644	819	415,341
2023 (Continued)	MML Aggressive Allocation Division	MML American Funds Growth Division	MML Balanced Allocation Division	MML Blend Division	MML Blue Chip Growth Division	MML Conservative Allocation Division	MML Dynamic Bond Division	MML Equity Division
Units purchased	69	1,006	47	238,169	89,396	13	4,554	589,435
Units withdrawn	(532)	(2,625)	(837)	(451,788)	(129,886)	(141)	(296)	(1,319,548)
Units transferred between Divisions and to/from General Account	47,991	116,780	(96,774)	45,618	2,783	18,003	-	(48,763)
Net increase (decrease)	47,528	115,161	(97,564)	(168,001)	(37,707)	17,875	4,258	(778,876)
2023 (Continued)	MML Equity Income Division	MML Focused Index Division	MML Focused Equity Division	MML Foreign Division	MML Global Division	MML Growth Allocation Division	MML Income & Growth Division	Inflation- Protected and Income Division
Units purchased	96	309,553	77	24,996	82	235	79	71,557
Units withdrawn	(1,916)	(1,011,631)	(1,530)	(2,324)	(235)	(1,798)	(604)	(90,469)
Units transferred between Divisions and to/from General Account	81,898	23,294	58,026	5,201	(2,440)	67,617	(1,250)	62,701
Net increase (decrease)	80,078	(678,784)	56,573	27,873	(2,593)	66,054	(1,775)	43,789
2023 (Continued)	MML Large Cap Growth Division	MML Managed Bond Division	MML Managed Volatility Division	MML Mid Cap Growth Division	MML Mid Cap Value Division	MML Moderate Allocation Division	MML Short- Duration Bond Division	MML Small Cap Equity Division
Units purchased	17,211	183,569	34,943	64,825	94	57	4,299	95,157
Units withdrawn	(1,614)	(330,398)	(61,482)	(3,655)	(1,870)	(433)	(299)	(158,308)
Units transferred between Divisions and to/from General Account	9,160	172,811	(9,775)	57,683	81,480	13,662	12,667	57,709
Net increase (decrease)	24,757	25,982	(36,314)	118,853	79,704	13,286	16,667	(5,442)
F-64

Notes To Financial Statements (Continued)

7.     NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2023 (Continued)	MML Small Cap Growth Equity Division	MML Strategic Emerging Markets Division	MML Total Return Bond Division	MML U.S. Government Money Market Division	PIMCO Global Bond Opportunities Division	PIMCO High Yield Division	PIMCO Real Return Division	PIMCO Total Return Division
					(Unhedged)
Units purchased	101,811	4,798	13,923	7,449,567	1,943	52,605	7	223
Units withdrawn	(126,119)	(373)	(574)	(2,568,815)	(2,655)	(1,219)	(25)	(196)
Units transferred between Divisions and to/from General Account	292,169	11,113	11,830	(560,722)	(2,308)	-	3,102	10,642
Net increase (decrease)	267,861	15,538	25,179	4,320,030	(3,020)	51,386	3,084	10,669
2023 (Continued)	T. Rowe Price Blue Chip Growth Division	T. Rowe Price Equity Income Division	T. Rowe Price Limited-Term Bond Division	T. Rowe Price Mid-Cap Growth Division	Templeton Foreign VIP Division	Templeton Global Bond VIP Division	Vanguard VIF Balanced Division	Vanguard VIF Capital Growth Division
Units purchased	14,457	65,327	2,451	199,283	102,507	4,203	58,247	66,140
Units withdrawn	(32,238)	(160,545)	(206)	(556,981)	(152,203)	(282)	(1,819)	(2,639)
Units transferred between Divisions and to/from General Account	3,341	(17,807)	(1,750)	(56,417)	59,647	-	15,949	-
Net increase (decrease)	(14,440)	(113,025)	495	(414,115)	9,951	3,921	72,377	63,501
2023 (Continued)	Vanguard VIF Diversified Value Division	Vanguard VIF Equity Income Division	Vanguard VIF Growth Division	Vanguard VIF International Division	Vanguard VIF Real Estate Index Division	Vanguard VIF Short-Term Investment-Grade Division
Units purchased	15,215	217,550	2,254	-	21,079	39,590
Units withdrawn	(2,385)	(7,679)	(80)	(3,068)	(883)	(783)
Units transferred between Divisions and to/from General Account	11,417	(67,643)	9,112	138,841	(5,022)	-
Net increase (decrease)	24,247	142,228	11,286	135,773	15,174	38,807

F-65

Notes To Financial Statements (Continued)

7.     NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2022	American Century VP Capital Appreciation Division	American Century VP Disciplined Core Value Division	American Century VP International Division	American Century VP Value Division	American Funds® Asset Allocation Division	American Funds® Growth-Income Division	American Funds® IS Bond Division	American Funds® IS Global Growth-Income Division
Units purchased	16,722	301,146	45,974	35,034	111,864	79,125	4,525	14,310
Units withdrawn	(362)	(631,749)	(923)	(83,520)	(156,012)	(119,110)	(133)	(277)
Units transferred between Divisions and to/from General Account	(117)	(67,538)	28,454	5,574	77,707	3,897	-	1,278
Net increase (decrease)	16,243	(398,141)	73,505	(42,912)	33,559	(36,088)	4,392	15,311
2022 (Continued)	American Funds® IS New World Division	Black Rock High Yield V.I. Division	Black Rock Small Cap Index V.I. Division	Black Rock Total Return V.I. Division	BNY Mellon Mid Cap Stock Division	Delaware Ivy VIP Science and Technology Division	Delaware VIP® Emerging Markets Division	Delaware VIP® Small Cap Value Division
Units purchased	2,426	11,038	113,525	1,632	1,411	6,766	27,375	11,515
Units withdrawn	(158)	(440)	(2,114)	(1,632)	(1,411)	(6,766)	(7,398)	(3,023)
Units transferred between Divisions and to/from General Account	12,507	34,655	37,222	-	-	-	70,444	-
Net increase (decrease)	14,775	45,253	148,633	-	-	-	90,421	8,492
2022 (Continued)	DFA VA International Small Division	DFA U.S. Targeted value Division	DFA VIT Inflation- Protected Division	DWS Small Cap Index Division	Fidelity® Growth Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Extended Market Index Division	Fidelity® VIP Freedom 2025 Division
Units purchased	24,006	30,024	8,648	32,963	10,276	379,303	7,719	104,803
Units withdrawn	(738)	(923)	(272)	(47,394)	(253)	(872,039)	(1,186)	(2,404)
Units transferred between Divisions and to/from General Account	26,505	31,259	10,009	(37,696)	12,662	(86,573)	176,472	9,722
Net increase (decrease)	49,773	60,360	18,385	(52,127)	22,685	(579,309)	183,005	112,121
2022 (Continued)	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2060 Division	Fidelity® VIP Freedom 2065 Division
Units purchased	6,128	59,737	23,662	46,910	32,589	33,593	22,815	515
Units withdrawn	(884)	(1,843)	(8,927)	(25,826)	(15,577)	(4,269)	(8,956)	(11)
Units transferred between Divisions and to/from General Account	101	(215)	64,714	7,008	135	13,534	733	7
Net increase (decrease)	5,345	57,679	79,449	28,092	17,147	42,858	14,592	511
F-66

Notes To Financial Statements (Continued)

7.     NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2022 (Continued)
	Fidelity® VIP Freedom Income Division	Fidelity® VIP Index 500 Division	Fidelity® VIP Index 500 Division	Fidelity® VIP International Index Division	Franklin Small Cap Value VIP Division	Goldman Sachs Mid Cap Value Division	Goldman Sachs Small Cap Equity Insights Division	Goldman Sachs Strategic Growth Division
		(Initial Class)	(Service Class)
Units purchased	2,433	-	425,014	109,091	44,310	227	5,361	41,999
Units withdrawn	(54)	-	(7,817)	(2,358)	(57,936)	(1,251)	(5,361)	(91,592)
Units transferred between Divisions and to/from General Account	82	-	70,784	-	(10,850)	226,602	-	113,440
Net increase (decrease)	2,461	-	487,981	106,733	(24,476)	225,578	-	63,847
2022 (Continued)	Invesco Oppenheimer V.I. International Growth Division	Invesco V.I. Capital Appreciation Division	Invesco V.I. Core Plus Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Diversified Dividend Division	Invesco V.I. Global Division	Invesco V.I. Global Strategic Income Division	Invesco V.I. Health Care Division
Units purchased	48,217	492,715	87,589	545,338	17,830	389,312	181,116	6,618
Units withdrawn	(97,176)	(927,075)	(84,805)	(947,796)	(20,017)	(683,528)	(258,957)	(13,159)
Units transferred between Divisions and to/from General Account	(27,280)	(22,378)	17,573	(88,745)	18,829	17,770	(3,173)	(6,938)
Net increase (decrease)	(76,239)	(456,738)	20,357	(491,203)	16,642	(276,446)	(81,014)	(13,479)
2022 (Continued)	Invesco V.I. Main Street Division	Invesco V.I. Small Cap Equity Division	Invesco V.I. Technology Division	Janus Henderson Balanced Division	Janus Henderson Forty Division	Janus Henderson Global Research Division	JPMorgan Insurance Trust U.S. Equity Division	MFS® Blended Research Core Equity Division
Units purchased	161,996	62,763	33,469	25,180	119,559	255,537	1,219	1,753
Units withdrawn	(337,985)	(2,072)	(48,347)	(50,586)	(285,648)	(309,344)	(1,219)	(1,753)
Units transferred between Divisions and to/from General Account	(2,917)	-	1,096	633	(803)	(3,951)	-	-
Net increase (decrease)	(178,906)	60,691	(13,782)	(24,773)	(166,892)	(57,758)	-	-
2022 (Continued)	MFS® Global Real Estate Division	MFS® International Intrinsic Value Division	MFS® Investors Trust Division	MFS® Mid Cap Value Division	MFS® New Discovery Division	MFS® Value Division	MML Aggressive Allocation Division	MML American Funds Growth Division
Units purchased	4,402	22	2,182	7,428	7,168	146,353	28	495
Units withdrawn	(130)	(98)	(4,308)	(168)	(9,843)	(2,457)	(209)	(1,095)
Units transferred between Divisions and to/from General Account	4,965	17,722	(5,857)	(71)	(4,971)	29,595	37,767	198,187
Net increase (decrease)	9,237	17,646	(7,983)	7,189	(7,646)	173,491	37,586	197,587
F-67

Notes To Financial Statements (Continued)

7.     NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2022 (Continued)	MML American Funds International Division	MML Balanced Allocation Division	MML Blend Division	MML Blue Chip Growth Division	MML Conservative Allocation Division	MML Dynamic Bond Division	MML Equity Division	MML Equity Index Division
Units purchased	7,843	99,769	227,950	99,267	4	4,552	649,566	423,497
Units withdrawn	(7,866)	(2,034)	(444,353)	(129,669)	(28)	(134)	(1,094,248)	(1,246,144)
Units transferred between Divisions and to/from General Account	23	8,409	(12,023)	(86,618)	5,024	-	(54,413)	62,383
Net increase (decrease)	-	106,144	(228,426)	(117,020)	5,000	4,418	(499,095)	(760,264)

2022 (Continued)	MML Foreign Division	MML Global Division	MML Growth Allocation Division	MML High Yield Division	MML Income & Growth Division	MML Inflation- Protected and Income Division	MML Large Cap Growth Division	MML Managed Bond Division
Units purchased	32,873	1,083	856	2,260	47	75,398	15,904	174,636
Units withdrawn	(889)	(162)	(1,666)	(2,260)	(345)	(69,878)	(682)	(291,620)
Units transferred between Divisions and to/from General Account	27,335	18,652	169,811	-	62,549	(5,463)	37,699	44,947
Net increase (decrease)	59,319	19,573	169,001	-	62,251	57	52,921	(72,037)

2022 (Continued)	MML Managed Volatility Division	MML Mid Cap Growth Division	MML Moderate Allocation Division	MML Short Duration Bond Division	MML Small Cap Equity Division	MML Small Cap Growth Equity Division	MML Small Mid Cap Value Division	MML Total Return Bond Division
Units purchased	45,363	85,759	32	4,433	95,167	81,690	297	11,252
Units withdrawn	(60,425)	(16,260)	(232)	(130)	(165,048)	(100,409)	(297)	(248)
Units transferred between Divisions and to/from General Account	1,476	-	41,979	-	(15,643)	368,745	-	(357)
Net increase (decrease)	(13,586)	69,499	41,779	4,303	(85,524)	350,026	-	10,647
2022 (Continued)	MML U.S. Government Money Market Division	PIMCO Global Bond Opportunities Division	PIMCO Real Return Division	PIMCO Total Return Division	T. Rowe Limited - Term Bond Division	T. Rowe Price Blue Chip Growth Division	T. Rowe Price Equity Income Division	T. Rowe Price Mid-Cap Growth Division
Units purchased	2,868,290	36,088	3	24	448	25,578	71,718	191,439
Units withdrawn	(1,031,513)	(1,171)	(9)	(88)	(11)	(41,893)	(115,628)	(517,189)
Units transferred between Divisions and to/from General Account	(1,652,969)	45,186	1,769	15,922	32	(9,430)	130,746	(26,728)
Net increase (decrease)	183,808	80,103	1,763	15,858	469	(25,745)	86,836	(352,478)
F-68

Notes To Financial Statements (Continued)

7.     NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2022 (Continued)	Templeton Foreign VIP Division	Templeton Global Bond VIP Division	Vanguard VIF Balanced Division	Vanguard VIF Capital Growth Division	Vanguard VIF Diversified Value Division	Vanguard VIF Equity Income Division	Vanguard VIF Real Estate Index Division	Vanguard VIF Short Term Investment Division
Units purchased	122,913	5,912	13,828	59,410	29,818	163,934	22,104	40,601
Units withdrawn	(147,903)	(1,660)	(305)	(1,963)	(901)	(3,140)	(1,640)	(380)
Units transferred between Divisions and to/from General Account	89,226	-	(1,067)	-	33,429	-	6,040	-
Net increase (decrease)	64,236	4,252	12,456	57,447	62,346	160,794	26,504	40,221
F-69

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years in the five-year period ended December 31, 2023 follows:

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
American Century VP Capital Appreciation Division[6]
2023	171,999	$-	-	$0.88	$151,581	-%	-%	-	0.60%	-%	-	20.69%
2022	16,242	-	-	0.73	11,860	-	-	-	0.60	-	-	(28.11)
American Century VP Disciplined Core Value Division
2023	7,599,490	3.79	to	4.40	28,872,205	1.54	0.25	to	0.55	8.06	to	8.38
2022	7,888,083	3.50	to	4.06	27,707,765	1.76	0.25	to	0.55	(13.21)	to	(12.95)
2021	8,286,224	4.04	to	4.66	33,489,182	1.07	0.25	to	0.55	22.97	to	23.34
2020	8,760,196	3.28	to	3.78	28,800,968	1.96	0.25	to	0.55	11.20	to	11.53
2019	9,124,491	2.95	to	3.39	26,997,125	2.08	0.25	to	0.55	23.27	to	23.64
American Century VP International Division[6]
2023	172,476	-	-	0.86	148,900	1.23	-	-	0.60	-	-	12.57
2022	73,505	-	-	0.77	56,372	0.01	-	-	0.60	-	-	(24.75)
American Century VP Value Division
2023	526,324	5.21	to	5.54	2,807,129	2.40	0.25	to	0.55	8.50	to	8.83
2022	522,275	4.80	to	5.09	2,563,563	2.08	0.25	to	0.55	(0.01)	to	0.29
2021	565,187	4.80	to	5.07	2,766,523	1.74	0.25	to	0.55	23.83	to	24.20
2020	590,772	3.88	to	4.09	2,330,862	2.37	0.25	to	0.55	0.42	to	0.73
2019	578,422	3.86	to	4.06	2,264,246	2.11	0.25	to	0.55	26.34	to	26.72
American Funds Insurance Series® Asset Allocation Division (Class 1)[6]
2023	23,211	-	-	1.02	23,599	2.47	-	-	0.60	-	-	14.55
American Funds Insurance Series® Asset Allocation Division (Class 2)
2023	2,455,694	4.35	to	4.63	11,010,757	2.24	0.25	to	0.55	13.64	to	13.98
2022	2,630,594	3.83	to	4.06	10,357,028	1.93	0.25	to	0.55	(13.88)	to	(13.62)
2021	2,597,036	4.44	to	4.70	11,859,082	1.54	0.25	to	0.55	14.47	to	14.81
2020	2,612,782	3.88	to	4.09	10,395,398	1.71	0.25	to	0.55	11.84	to	12.18
2019	2,614,285	3.47	to	3.65	9,278,560	1.95	0.25	to	0.55	20.57	to	20.93
American Funds Insurance Series® Capital World Growth and Income Division[6]
2023	62,883	-	-	1.03	64,552	1.93	-	-	0.60	-	-	20.87
American Funds Insurance Series® Global Growth Division[6]
2023	53,729	-	-	0.95	50,952	1.33	-	-	0.60	-	-	22.90
2022	15,311	-	-	0.77	11,814	1.26	-	-	0.60	-	-	(24.54)
American Funds Insurance Series® Growth-Income Division (Class 2)
2023	1,850,575	6.29	to	6.69	11,923,829	1.39	0.25	to	0.55	25.45	to	25.82
2022	1,942,734	5.01	to	5.32	9,958,087	1.29	0.25	to	0.55	(16.95)	to	(16.70)
2021	1,978,822	6.04	to	6.39	12,199,405	1.11	0.25	to	0.55	23.41	to	23.79
2020	2,310,967	4.89	to	5.16	11,567,104	1.38	0.25	to	0.55	12.92	to	13.26
2019	2,357,671	4.33	to	4.55	10,430,144	1.71	0.25	to	0.55	25.44	to	25.82
American Funds Insurance Series® International Growth and Income Division[6]
2023	33,435	-	-	1.02	33,993	3.60	-	-	0.60	-	-	16.08
American Funds Insurance Series® New World Division[6]
2023	18,940	-	-	0.92	17,458	1.88	-	-	0.60	-	-	16.22
2022	14,775	-	-	0.79	11,718	2.91	-	-	0.60	-	-	(21.86)
F-70

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
American Funds Insurance Series® The Bond Fund of America Division[6]
2023	29,476	$-	-	$0.92	$26,982	5.10%	-%	-	0.60%	-%	-	4.89%
2022	4,392	-	-	0.87	3,833	2.58	-	-	0.60	-	-	(12.49)
American Funds Insurance Series® Washington Mutual Investors Division[6]
2023	10,861	-	-	1.10	11,997	1.39	-	-	0.60	-	-	17.29
BlackRock High Yield V.I. Division[6]
2023	93,333	-	-	1.02	95,497	6.56	-	-	0.60	-	-	13.23
2022	45,254	-	-	0.90	40,891	4.75	-	-	0.60	-	-	(10.35)
BlackRock Small Cap Index V.I. Division[6]
2023	259,701	-	-	0.95	247,149	1.12	-	-	0.60	-	-	16.43
2022	148,632	-	-	0.82	121,493	2.04	-	-	0.60	-	-	(20.63)
BNY Mellon MidCap Stock Division[6]
2023	79,565	-	-	1.05	83,271	0.52	-	-	0.60	-	-	17.99
2022	-	-	-	0.89	-	0.56	-	-	0.60	-	-	(14.28)
Delaware Ivy VIP Science and Technology Division[6]
2023	34,658	-	-	0.97	33,702	-	-	-	0.60	-	-	39.06
2022	-	-	-	0.70	-	-	-	-	0.60	-	-	(31.84)
Delaware VIP® Emerging Markets Division[6]
2023	134,459	-	-	0.83	112,021	1.24	-	-	0.60	-	-	13.45
2022	90,421	-	-	0.73	66,402	0.33	-	-	0.60	-	-	(27.81)
Delaware VIP® Small Cap Value Division[6]
2023	33,497	-	-	0.99	33,180	0.56	-	-	0.60	-	-	9.10
2022	8,492	-	-	0.91	7,710	0.16	-	-	0.60	-	-	(12.36)
DFA VA International Small Division[6]
2023	59,284	-	-	0.97	57,786	3.34	-	-	0.60	-	-	14.11
2022	49,773	-	-	0.85	42,517	4.67	-	-	0.60	-	-	(17.64)
DFA VA U.S. Targeted Value Division[6]
2023	67,727	-	-	1.19	80,818	1.66	-	-	0.60	-	-	20.03
2022	60,359	-	-	0.99	60,005	2.23	-	-	0.60	-	-	(4.21)
DFA VIT Inflation-Protected Securities Division[6]
2023	18,103	-	-	0.92	16,648	3.96	-	-	0.60	-	-	4.02
2022	18,385	-	-	0.88	16,254	14.26	-	-	0.60	-	-	(12.45)
DWS Small Cap Index Division
2023	1,010,726	4.37	to	4.85	4,568,445	1.13	0.25	to	0.55	16.12	to	16.47
2022	1,049,211	3.76	to	4.17	4,075,492	0.92	0.25	to	0.55	(21.07)	to	(20.83)
2021	1,101,337	4.76	to	5.27	5,419,937	0.83	0.25	to	0.55	13.87	to	14.22
2020	1,145,219	4.18	to	4.61	4,937,438	1.10	0.25	to	0.55	18.78	to	19.13
2019	1,157,374	3.52	to	3.87	4,193,953	1.06	0.25	to	0.55	24.54	to	24.91
Eaton Vance VT Floating-Rate Income Division[6]
2023	3,646	-	-	1.09	3,976	6.88	-	-	0.60	-	-	11.47
Fidelity® VIP Bond Index Division[6]
2023	41,206	-	-	0.91	37,387	2.48	-	-	0.60	-	-	5.13
F-71

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Fidelity® VIP Contrafund® Division
2023	10,943,710	$7.32	to	$8.98	$79,541,615	0.49%	0.25%	to	0.55%	32.72%	to	33.12%
2022	11,560,924	5.51	to	6.75	63,406,218	0.51	0.25	to	0.55	(26.72)	to	(26.50)
2021	12,140,233	7.52	to	9.18	90,757,280	0.06	0.25	to	0.55	27.13	to	27.52
2020	12,860,701	5.92	to	7.20	75,496,258	0.25	0.25	to	0.55	29.85	to	30.24
2019	13,448,613	4.56	to	5.53	60,806,457	0.46	0.25	to	0.55	30.86	to	31.25
Fidelity® VIP Extended Market Index Division[6]
2023	295,965	-	-	0.99	291,990	1.79	-	-	0.60	-	-	17.11
2022	183,005	-	-	0.84	154,173	1.97	-	-	0.60	-	-	(18.30)
Fidelity® VIP Freedom 2020 Division[6]
2023	394	-	-	0.96	377	2.14	-	-	0.60	-	-	12.34
Fidelity® VIP Freedom 2025 Division[6]
2023	253,527	-	-	0.96	243,367	3.08	-	-	0.60	-	-	13.48
2022	112,120	-	-	0.85	94,841	2.01	-	-	0.60	-	-	(16.51)
Fidelity® VIP Freedom 2030 Division[6]
2023	190,346	-	-	0.97	183,741	2.60	-	-	0.60	-	-	14.56
2022	5,345	-	-	0.84	4,504	1.86	-	-	0.60	-	-	(16.94)
Fidelity® VIP Freedom 2035 Division[6]
2023	149,100	-	-	0.98	145,691	2.25	-	-	0.60	-	-	16.71
2022	57,680	-	-	0.84	48,292	1.99	-	-	0.60	-	-	(17.75)
Fidelity® VIP Freedom 2040 Division[6]
2023	563,122	-	-	0.99	558,221	2.06	-	-	0.60	-	-	18.77
2022	79,449	-	-	0.83	66,312	2.51	-	-	0.60	-	-	(18.30)
Fidelity® VIP Freedom 2045 Division[6]
2023	63,400	-	-	1.00	63,127	1.84	-	-	0.60	-	-	19.33
2022	28,092	-	-	0.83	23,440	1.13	-	-	0.60	-	-	(18.30)
Fidelity® VIP Freedom 2050 Division[6]
2023	222,087	-	-	1.00	221,174	1.97	-	-	0.60	-	-	19.36
2022	17,147	-	-	0.83	14,306	1.11	-	-	0.60	-	-	(18.35)
Fidelity® VIP Freedom 2055 Division[6]
2023	89,198	-	-	1.00	88,839	1.72	-	-	0.60	-	-	19.40
2022	42,857	-	-	0.83	35,748	2.50	-	-	0.60	-	-	(18.36)
Fidelity® VIP Freedom 2060 Division[6]
2023	104,814	-	-	1.00	104,363	2.42	-	-	0.60	-	-	19.30
2022	14,592	-	-	0.83	12,178	1.63	-	-	0.60	-	-	(18.27)
Fidelity® VIP Freedom 2065 Division[6]
2023	2,052	-	-	1.00	2,042	1.68	-	-	0.60	-	-	19.29
2022	511	-	-	0.83	426	2.49	-	-	0.60	-	-	(18.32)
Fidelity® VIP Freedom Income Division[6]
2023	47,539	-	-	0.95	45,239	4.58	-	-	0.60	-	-	7.82
2022	2,462	-	-	0.88	2,173	2.14	-	-	0.60	-	-	(12.06)
Fidelity® VIP Growth Division[6]
2023	435,374	-	-	1.04	452,184	0.05	-	-	0.60	-	-	36.09
2022	22,685	-	-	0.76	17,312	0.23	-	-	0.60	-	-	(24.52)
F-72

Notes To Financial Statements (Continued)

8.     FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Fidelity® VIP Index 500 Division (Initial Class)
2023	-	$-	-	$10.16	$-	-%	-%	-	0.90%	-%	-	25.07%
2022	-	-	-	8.13	(1)	-	-	-	0.55	-	-	(18.94)
2021	-	-	-	10.03	-	-	-	-	0.90	-	-	27.43
2020	93	-	-	7.87	732	5.11	-	-	0.90	-	-	17.18
2019	27	-	-	6.71	180	-	-	-	0.90	-	-	30.17
Fidelity® VIP Index 500 Division (Service Class)[6]
2023	1,292,693	-	-	1.05	1,359,985	1.59	-	-	0.60	-	-	26.07
2022	487,980	-	-	0.83	407,222	1.97	-	-	0.60	-	-	-
Fidelity® VIP International Index Division[6]
2023	241,064	-	-	0.99	239,090	2.78	-	-	0.60	-	-	15.88
2022	106,733	-	-	0.86	91,354	3.00	-	-	0.60	-	-	(16.21)
Fidelity® VIP Overseas Division[6]
2023	112,483	-	-	0.94	105,862	1.06	-	-	0.60	-	-	20.50
Franklin Small Cap Value VIP Division
2023	812,443	1.05	to	6.62	4,355,256	0.53	0.25	to	0.60	12.46	to	12.74
2022	766,735	5.55	to	5.89	4,114,825	0.97	0.25	to	0.55	(10.56)	to	(10.29)
2021	791,211	6.20	to	6.56	5,020,912	1.00	0.25	to	0.55	24.68	to	25.05
2020	833,367	4.98	to	5.25	4,241,739	1.46	0.25	to	0.55	4.61	to	4.93
2019	802,665	4.76	to	5.00	3,894,371	1.05	0.25	to	0.55	25.65	to	26.03
Franklin Strategic Income VIP Division[6]
2023	-	-	-	0.97	-	3.49	-	-	0.60	-	-	8.18
Goldman Sachs Core Fixed Income Division[6]
2023	452	-	-	0.90	409	2.59	-	-	0.60	-	-	5.83
Goldman Sachs International Equity Insights Division[6]
2023	44,891	-	-	1.05	47,304	6.24	-	-	0.60	-	-	18.71
Goldman Sachs Mid Cap Growth Division[4,6]
2023	5,979	-	-	0.89	5,342	-	-	-	0.60	-	-	18.45
Goldman Sachs Mid Cap Value Division[6]
2023	351,797	-	-	1.04	364,780	1.04	-	-	0.60	-	-	11.42
2022	225,578	-	-	0.93	209,931	0.72	-	-	0.60	-	-	(9.99)
Goldman Sachs Strategic Growth Division
2023	1,589,695	4.38	to	5.51	7,220,406	-	0.25	to	0.55	41.17	to	41.59
2022	1,687,865	3.10	to	3.89	5,435,947	-	0.25	to	0.55	(32.89)	to	(32.68)
2021	1,624,019	4.62	to	5.78	7,767,679	-	0.25	to	0.55	21.26	to	21.62
2020	1,670,007	3.81	to	4.75	6,575,794	0.09	0.25	to	0.55	39.73	to	40.16
2019	1,826,851	2.73	to	3.39	5,136,197	0.30	0.25	to	0.55	34.78	to	35.19
Invesco Oppenheimer V.I. International Growth Division
2023	1,310,700	3.01	to	3.22	4,056,404	0.60	0.25	to	0.55	20.40	to	20.76
2022	1,458,660	2.50	to	2.66	3,747,356	-	0.25	to	0.55	(27.53)	to	(27.31)
2021	1,534,899	3.45	to	3.67	5,445,291	-	0.25	to	0.55	9.62	to	9.94
2020	1,744,201	3.14	to	3.33	5,653,505	1.02	0.25	to	0.55	20.83	to	21.20
2019	1,687,610	2.60	to	2.75	4,503,961	1.06	0.25	to	0.55	27.90	to	28.28
F-73

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Capital Appreciation Division
2023	12,025,572	$5.18	to	$6.14	$58,605,516	-%	0.25%	to	0.55%	34.64%	to	35.04%
2022	12,388,585	3.85	to	4.55	44,834,018	-	0.25	to	0.55	(31.16)	to	(30.96)
2021	12,845,322	5.59	to	6.59	67,562,853	-	0.25	to	0.55	21.90	to	22.26
2020	13,538,141	4.59	to	5.39	58,489,775	-	0.25	to	0.55	35.84	to	36.25
2019	14,301,264	3.38	to	3.95	45,477,720	0.06	0.25	to	0.55	35.45	to	35.86
Invesco V.I. Core Plus Bond Division[5]
2023	1,766,901	1.48	to	1.54	2,790,568	2.65	0.25	to	0.55	5.56	to	5.88
2022	1,743,697	1.40	to	1.46	2,604,427	1.93	0.25	to	0.55	(14.50)	to	(14.24)
2021	1,723,340	1.63	to	1.82	3,005,336	2.13	0.25	to	0.55	(2.19)	to	(1.89)
2020	1,710,803	1.66	to	1.75	3,047,589	3.20	0.25	to	0.55	9.11	to	9.44
2019	1,694,776	1.52	to	1.60	2,761,946	3.25	0.25	to	0.55	8.92	to	9.25
Invesco V.I. Discovery Mid Cap Growth Division
2023	14,070,708	0.80	to	4.72	54,170,282	-	0.25	to	0.60	12.87	to	13.15
2022	15,225,855	3.98	to	4.18	53,052,881	-	0.25	to	0.55	(31.36)	to	(31.15)
2021	15,717,057	5.80	to	6.07	80,082,095	-	0.25	to	0.55	18.45	to	18.80
2020	16,663,788	4.89	to	5.11	71,808,430	0.04	0.25	to	0.55	39.92	to	40.34
2019	17,492,552	3.50	to	3.64	54,051,679	-	0.25	to	0.55	38.60	to	39.02
Invesco V.I. Diversified Dividend Division
2023	347,505	1.11	to	2.25	736,838	2.04	0.25	to	0.60	8.77	to	9.04
2022	321,772	1.95	to	2.07	646,113	1.99	0.25	to	0.55	(2.22)	to	(1.92)
2021	305,130	1.99	to	2.11	625,298	1.50	0.25	to	0.55	18.24	to	18.60
2020	675,691	1.68	to	1.78	1,182,698	3.02	0.25	to	0.55	(0.41)	to	(0.11)
2019	706,561	1.69	to	1.78	1,233,125	2.91	0.25	to	0.55	24.41	to	24.78
Invesco V.I. Global Division
2023	8,305,010	0.92	to	8.19	57,370,793	0.23	0.25	to	0.60	34.40	to	34.73
2022	8,825,282	5.54	to	6.09	45,622,416	-	0.25	to	0.55	(32.14)	to	(31.93)
2021	9,101,728	8.17	to	8.95	69,283,191	-	0.25	to	0.55	14.86	to	15.20
2020	9,544,563	7.11	to	7.77	63,229,251	0.71	0.25	to	0.55	26.94	to	27.32
2019	10,007,618	5.60	to	6.10	52,334,305	0.90	0.25	to	0.55	31.06	to	31.46
Invesco V.I. Global Real Estate Division[6]
2023	12,521	-	-	0.85	10,603	1.45	-	to	0.60	-	-	9.05
Invesco V.I. Global Strategic Income Division
2023	2,859,546	2.51	to	2.68	7,309,937	-	0.25	to	0.55	8.29	to	8.61
2022	2,933,888	2.32	to	2.47	6,917,394	-	0.25	to	0.55	(11.95)	to	(11.68)
2021	3,014,902	2.64	to	2.80	8,063,814	4.74	0.25	to	0.55	(3.94)	to	(3.65)
2020	3,083,588	2.75	to	2.90	8,573,918	6.04	0.25	to	0.55	2.83	to	3.14
2019	3,071,827	2.67	to	2.82	8,291,801	3.75	0.25	to	0.55	10.20	to	10.53
Invesco V.I. Health Care Division
2023	218,077	4.81	to	5.12	1,067,398	-	0.25	to	0.55	2.46	to	2.77
2022	221,693	4.70	to	4.98	1,059,257	-	0.25	to	0.55	(13.79)	to	(13.53)
2021	235,172	5.45	to	5.76	1,300,387	0.21	0.25	to	0.55	11.68	to	12.02
2020	206,043	4.88	to	5.14	1,021,762	0.34	0.25	to	0.55	13.83	to	14.17
2019	177,811	4.28	to	4.50	776,147	0.04	0.25	to	0.55	31.78	to	32.17
Invesco V.I. Main Street Division
2023	4,315,393	3.75	to	5.46	16,562,652	0.85	0.25	to	0.90	22.12	to	22.91
2022	4,492,401	3.06	to	4.47	14,057,896	1.48	0.25	to	0.90	(20.85)	to	(20.33)
2021	4,671,307	3.86	to	5.65	18,399,746	0.71	0.25	to	0.90	26.43	to	27.25
2020	4,868,492	3.79	to	4.47	15,106,840	1.51	0.25	to	0.90	12.92	to	13.66
2019	5,108,155	3.33	to	3.96	13,967,429	1.07	0.25	to	0.90	30.90	to	31.75
F-74

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Small Cap Equity Division[6]
2023	128,897	$-	-	$0.96	$123,550	-%	-%	-	0.60%	-%	-	16.58%
2022	60,691	-	-	0.82	49,903	-	-	-	0.60	-	-	(20.51)
Invesco V.I. Technology Division
2023	557,676	3.09	to	3.31	1,756,161	-	0.25	to	0.55	46.14	to	46.58
2022	529,251	2.12	to	2.26	1,140,631	-	0.25	to	0.55	(40.28)	to	(40.10)
2021	543,034	3.54	to	3.77	1,959,176	-	0.25	to	0.55	13.78	to	14.13
2020	421,186	3.12	to	3.30	1,340,222	-	0.25	to	0.55	45.31	to	45.75
2019	435,268	2.14	to	2.27	952,543	-	0.25	to	0.55	35.13	to	35.54
Janus Henderson Balanced Division
2023	916,564	4.62	to	4.91	4,298,841	1.80	0.25	to	0.55	14.50	to	14.85
2022	942,788	4.03	to	4.28	3,859,458	0.98	0.25	to	0.55	(17.07)	to	(16.83)
2021	967,560	4.86	to	5.14	4,769,561	0.67	0.25	to	0.55	16.27	to	16.62
2020	971,923	4.18	to	4.41	4,117,190	1.52	0.25	to	0.55	13.40	to	13.74
2019	1,044,128	3.69	to	3.88	3,894,534	1.61	0.25	to	0.55	21.60	to	21.97
Janus Henderson Forty Division
2023	4,080,387	5.33	to	5.72	22,328,419	0.19	0.25	to	0.55	39.20	to	39.61
2022	4,272,388	3.83	to	4.10	16,768,158	0.19	0.25	to	0.55	(33.92)	to	(33.72)
2021	4,439,280	5.80	to	6.19	26,341,966	-	0.25	to	0.55	22.22	to	22.59
2020	4,684,583	4.74	to	5.05	22,730,497	0.27	0.25	to	0.55	38.64	to	39.05
2019	4,977,104	3.42	to	3.63	17,397,583	0.15	0.25	to	0.55	36.41	to	36.82
Janus Henderson Global Research Division
2023	6,508,519	2.03	to	2.18	13,534,621	0.93	0.25	to	0.55	26.08	to	26.46
2022	6,484,464	1.61	to	1.73	10,671,243	1.06	0.25	to	0.55	(19.85)	to	(19.61)
2021	6,542,222	2.01	to	2.15	13,413,815	0.52	0.25	to	0.55	17.44	to	17.80
2020	6,895,680	1.71	to	1.82	12,046,888	0.73	0.25	to	0.55	19.40	to	19.76
2019	7,180,994	1.43	to	1.52	10,493,358	1.00	0.25	to	0.55	28.34	to	28.72
MFS® Global Real Estate Division[6]
2023	14,221	-	-	0.85	12,038	0.92	-	-	0.60	-	-	11.46
2022	9,237	-	-	0.76	7,015	1.49	-	-	0.60	-	-	(26.94)
MFS® Growth Series Division[6]
2023	16,984	-	-	0.93	15,873	-	-	-	0.60	-	-	35.86
MFS® International Intrinsic Value Division[6]
2023	72,712	-	-	0.91	66,456	0.94	-	-	0.60	-	-	17.66
2022	17,645	-	-	0.78	13,707	0.83	-	-	0.60	-	-	(23.56)
MFS® Investors Trust Division
2023	31,859	6.07	to	6.45	199,939	0.73	0.25	to	0.55	18.33	to	18.68
2022	35,596	5.13	to	5.44	187,757	0.67	0.25	to	0.55	(16.95)	to	(16.70)
2021	43,579	6.17	to	6.53	276,832	0.61	0.25	to	0.55	26.12	to	26.50
2020	45,535	4.89	to	5.16	228,659	0.63	0.25	to	0.55	13.24	to	13.58
2019	53,540	4.32	to	4.54	237,080	0.71	0.25	to	0.55	30.86	to	31.25
MFS® Mid Cap Value Division[6]
2023	156,833	-	-	1.06	166,515	2.22	-	-	0.60	-	-	12.73
2022	7,189	-	-	0.94	6,771	1.26	-	-	0.60	-	-	(8.79)
F-75

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MFS® New Discovery Division
2023	199,712	$6.51	to	$6.93	$1,319,477	-%	0.25%	to	0.55%	13.79%	to	14.13%
2022	198,893	5.73	to	6.07	1,153,678	-	0.25	to	0.55	(30.14)	to	(29.93)
2021	206,540	8.20	to	8.67	1,713,165	-	0.25	to	0.55	1.24	to	1.55
2020	198,887	8.09	to	8.54	1,629,179	-	0.25	to	0.55	45.09	to	45.52
2019	189,676	5.58	to	5.87	1,065,022	-	0.25	to	0.55	40.92	to	41.35
MFS® Value Division[6]
2023	588,832	-	-	1.04	611,859	2.04	-	-	0.60	-	-	7.93
2022	173,491	-	-	0.96	167,026	1.25	-	-	0.60	-	-	(5.91)
MML Aggressive Allocation Division[6]
2023	85,116	-	-	1.02	86,393	2.81	-	-	0.60	-	-	18.32
2022	37,587	-	-	0.86	32,245	2.17	-	-	0.60	-	-	(15.90)
MML American Funds Growth Division[6]
2023	312,749	-	-	0.99	308,298	1.30	-	-	0.60	-	-	37.96
2022	197,587	-	-	0.71	141,183	0.46	-	-	0.60	-	-	(30.29)
MML Balanced Allocation Division[6]
2023	8,579	-	-	0.97	8,320	0.73	-	-	0.60	-	-	12.47
2022	106,143	-	-	0.86	91,521	4.47	-	-	0.60	-	-	(14.73)
MML Blend Division
2023	5,197,567	3.63	to	4.04	19,502,262	1.70	0.25	to	0.55	16.97	to	17.32
2022	5,365,568	3.10	to	3.44	17,184,867	1.36	0.25	to	0.55	(17.05)	to	(16.80)
2021	5,593,994	3.74	to	4.13	21,565,470	2.11	0.25	to	0.55	14.39	to	14.74
2020	5,888,589	3.27	to	3.60	19,854,871	-	0.25	to	0.55	12.25	to	12.58
2019	6,148,181	2.91	to	3.20	18,443,353	2.43	0.25	to	0.55	20.72	to	21.08
MML Blue Chip Growth Division
2023	2,044,164	0.91	to	4.39	6,421,821	-	0.25	to	0.60	49.16	to	49.53
2022	2,081,871	2.05	to	2.94	4,393,641	-	0.25	to	0.55	(39.83)	to	(39.65)
2021	2,198,892	3.40	to	4.88	7,706,004	-	0.25	to	0.55	15.70	to	16.05
2020	2,293,703	2.94	to	4.20	6,938,832	-	0.25	to	0.55	33.67	to	34.07
2019	2,449,014	2.20	to	3.14	5,530,604	-	0.25	to	0.55	29.13	to	29.52
MML Conservative Allocation Division[6]
2023	22,875	-	-	0.96	21,961	4.71	-	-	0.60	-	-	11.66
2022	5,000	-	-	0.86	4,299	4.13	-	-	0.60	-	-	(14.74)
MML Dynamic Bond Division[6]
2023	8,676	-	-	0.93	8,059	6.08	-	-	0.60	-	-	7.99
2022	4,418	-	-	0.86	3,801	4.01	-	-	0.60	-	-	(13.98)
MML Equity Division
2023	12,417,944	1.07	to	3.70	42,224,713	2.11	0.25	to	0.60	9.05	to	9.32
2022	13,196,820	3.08	to	3.39	41,303,532	1.62	0.25	to	0.55	(5.17)	to	(4.88)
2021	13,695,916	3.25	to	3.56	45,209,185	1.66	0.25	to	0.55	29.55	to	29.94
2020	14,662,278	2.51	to	2.74	37,318,429	2.33	0.25	to	0.55	2.46	to	2.77
2019	15,654,868	2.45	to	2.67	38,922,493	2.05	0.25	to	0.55	25.23	to	25.61
MML Equity Income Division[6]
2023	80,077	-	-	1.09	87,052	2.27	-	-	0.60	-	-	9.54
F-76

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Equity Index Division
2023	11,999,022	$4.97	to	$5.88	$59,220,858	1.40%	0.25%	to	0.55%	25.24%	to	25.61%
2022	12,677,806	3.97	to	4.68	49,911,583	1.24	0.25	to	0.55	(18.80)	to	(18.55)
2021	13,438,070	4.89	to	5.75	64,913,639	1.43	0.25	to	0.55	27.67	to	28.05
2020	14,122,463	3.83	to	4.49	53,409,222	1.86	0.25	to	0.55	17.57	to	17.92
2019	14,958,794	3.26	to	3.81	48,088,655	2.92	0.25	to	0.55	30.34	to	30.73
MML Focused Equity Division[6]
2023	56,573	-	-	1.07	60,558	0.97	-	-	0.60	-	-	9.88
MML Foreign Division[6]
2023	87,192	-	-	1.03	89,474	1.50	-	-	0.60	-	-	16.22
2022	59,319	-	-	0.88	52,376	3.92	-	-	0.60	-	-	(14.58)
MML Global Division[6]
2023	16,979	-	-	0.96	16,319	0.85	-	-	0.60	-	-	14.08
2022	19,572	-	-	0.84	16,489	2.48	-	-	0.60	-	-	(18.00)
MML Growth Allocation Division[6]
2023	235,054	-	-	1.00	234,861	2.89	-	-	0.60	-	-	15.98
2022	169,001	-	-	0.86	145,598	4.61	-	-	0.60	-	-	(15.30)
MML Income & Growth Division[6]
2023	60,476	-	-	1.12	67,514	1.92	-	-	0.60	-	-	9.19
2022	62,250	-	-	1.02	63,645	1.49	-	-	0.60	-	-	(0.31)
MML Inflation-Protected and Income Division
2023	824,224	1.83	to	1.95	1,525,020	4.73	0.25	to	0.55	4.85	to	5.17
2022	780,434	1.74	to	1.85	1,377,748	2.66	0.25	to	0.55	(13.82)	to	(13.56)
2021	780,377	2.02	to	2.14	1,598,174	1.05	0.25	to	0.55	5.82	to	6.13
2020	809,571	1.91	to	2.02	1,567,317	0.11	0.25	to	0.55	10.51	to	10.84
2019	815,083	1.73	to	1.82	1,426,208	2.44	0.25	to	0.55	7.72	to	8.04
MML Large Cap Growth Division[6]
2023	77,676	-	-	1.11	85,949	-	-	-	0.60	-	-	51.71
2022	52,920	-	-	0.73	38,599	-	-	-	0.60	-	-	(27.55)
MML Managed Bond Division
2023	3,600,784	0.90	to	2.58	8,414,738	3.99	0.25	to	0.60	6.43	to	6.70
2022	3,574,803	2.19	to	2.43	8,063,734	3.10	0.25	to	0.55	(15.47)	to	(15.22)
2021	3,646,841	2.59	to	2.86	9,722,049	3.17	0.25	to	0.55	0.26	to	0.56
2020	3,648,610	2.58	to	2.85	9,681,421	0.10	0.25	to	0.55	7.12	to	7.44
2019	3,657,379	2.41	to	2.65	9,052,047	3.70	0.25	to	0.55	9.21	to	9.54
MML Managed Volatility Division
2023	736,150	2.32	to	2.49	1,783,242	0.58	0.25	to	0.55	12.26	to	12.59
2022	772,465	2.07	to	2.21	1,663,432	0.48	0.25	to	0.55	(12.53)	to	(12.27)
2021	786,050	2.37	to	2.52	1,930,357	0.85	0.25	to	0.55	10.93	to	11.26
2020	1,103,239	2.13	to	2.26	2,450,343	1.36	0.25	to	0.55	6.10	to	6.41
2019	1,173,098	2.01	to	2.13	2,450,638	1.55	0.25	to	0.55	11.28	to	11.62
MML Mid Cap Growth Division[6]
2023	188,351	-	-	0.94	177,385	-	-	-	0.60	-	-	22.64
2022	69,499	-	-	0.77	53,370	-	-	-	0.60	-	-	(25.11)
MML Mid Cap Value Division[6]
2023	79,704	-	-	1.08	86,007	2.59	-	-	0.60	-	-	5.97
F-77

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Moderate Allocation Division[6]
2023	55,065	$-	-	$0.98	$54,076	3.12%	-%	-	0.60%	-%	-	13.90%
2022	41,779	-	-	0.86	36,023	3.48	-	-	0.60	-	-	(14.97)
MML Short-Duration Bond Division[6]
2023	20,969	-	-	0.99	20,678	4.69	-	-	0.60	-	-	6.94
2022	4,303	-	-	0.92	3,967	3.45	-	-	0.60	-	-	(7.79)
MML Small Cap Equity Division
2023	2,722,252	1.02	to	5.63	16,842,706	1.29	0.25	to	0.60	17.52	to	17.81
2022	2,727,693	4.79	to	5.50	14,569,026	0.71	0.25	to	0.55	(16.34)	to	(16.09)
2021	2,813,218	5.71	to	6.58	18,003,983	0.43	0.25	to	0.55	22.08	to	22.45
2020	3,051,892	4.66	to	5.39	15,989,571	0.54	0.25	to	0.55	20.03	to	20.39
2019	3,218,346	3.87	to	4.49	14,044,785	0.47	0.25	to	0.55	25.77	to	26.15
MML Small Cap Growth Equity Division
2023	2,345,006	0.93	to	5.67	7,815,423	-	0.25	to	0.60	16.55	to	16.84
2022	2,077,144	3.63	to	4.86	6,638,520	-	0.25	to	0.55	(23.58)	to	(23.35)
2021	1,727,118	4.75	to	6.34	8,407,549	-	0.25	to	0.55	6.72	to	7.04
2020	1,763,635	4.45	to	5.93	8,040,806	-	0.25	to	0.55	34.88	to	35.28
2019	1,911,001	3.30	to	4.38	6,452,654	-	0.25	to	0.55	33.59	to	33.99
MML Strategic Emerging Markets Division[6]
2023	15,538	-	-	0.81	12,640	0.11	-	-	0.60	-	-	10.47
MML Total Return Bond Division[6]
2023	35,825	-	-	0.90	32,192	2.73	-	-	0.60	-	-	5.45
2022	10,646	-	-	0.85	9,073	2.14	-	-	0.60	-	-	(14.70)
MML U.S. Government Money Market Division
2023	11,058,708	1.06	to	1.44	13,469,550	4.52	0.25	to	0.60	4.38	to	4.64
2022	6,738,678	1.25	to	1.38	8,366,620	1.15	0.25	to	0.55	0.66	to	0.97
2021	6,554,870	1.24	to	1.36	8,229,386	-	0.25	to	0.55	(0.55)	to	(0.24)
2020	7,052,178	1.24	to	1.37	8,882,862	0.20	0.25	to	0.55	(0.32)	to	(0.02)
2019	5,709,215	1.25	to	1.37	7,218,814	1.69	0.25	to	0.55	1.15	to	1.45
PIMCO Global Bond Opportunities Division (Unhedged)[6]
2023	77,083	-	-	0.94	72,553	2.25	-	-	0.60	-	-	5.26
2022	80,102	-	-	0.89	71,625	1.15	-	-	0.60	-	-	(11.01)
PIMCO High Yield Division[6]
2023	51,386	-	-	1.02	52,173	2.40	-	-	0.60	-	-	12.25
PIMCO Real Return Division[6]
2023	4,846	-	-	0.92	4,479	2.91	-	-	0.60	-	-	3.67
2022	1,762	-	-	0.89	1,571	2.87	-	-	0.60	-	-	(11.91)
PIMCO Total Return Division[6]
2023	26,526	-	-	0.91	24,086	3.55	-	-	0.60	-	-	5.94
2022	15,857	-	-	0.86	13,592	1.54	-	-	0.60	-	-	(14.31)
T. Rowe Price Blue Chip Growth Division
2023	725,361	7.90	to	8.41	5,839,884	-	0.25	to	0.55	48.47	to	48.92
2022	739,801	5.32	to	5.65	4,008,886	-	0.25	to	0.55	(38.84)	to	(38.66)
2021	765,546	8.70	to	9.21	6,779,214	-	0.25	to	0.55	16.98	to	17.33
2020	885,192	7.44	to	7.85	6,711,833	-	0.25	to	0.55	33.54	to	33.94
2019	888,438	5.57	to	5.86	5,038,063	-	0.25	to	0.55	29.18	to	29.56
F-78

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
T. Rowe Price Equity Income Division
2023	1,507,231	$4.77	to	$5.07	$7,337,651	2.10%	0.25%	to	0.55%	8.94%	to	9.27%
2022	1,620,257	4.38	to	4.64	7,235,090	1.89	0.25	to	0.55	(3.87)	to	(3.58)
2021	1,533,421	4.55	to	4.82	7,109,686	1.56	0.25	to	0.55	24.86	to	25.24
2020	1,625,637	3.65	to	3.85	6,023,493	2.36	0.25	to	0.55	0.63	to	0.93
2019	1,608,988	3.62	to	3.81	5,920,017	2.30	0.25	to	0.55	25.71	to	26.08
T. Rowe Price Limited-Term Bond Division[6]
2023	965	-	-	1.00	967	3.22	-	-	0.60	-	-	4.95
2022	470	-	-	0.96	449	1.94	-	-	0.60	-	-	(4.52)
T. Rowe Price Mid-Cap Growth Division
2023	6,188,322	10.12	to	11.29	61,055,675	-	0.25	to	0.55	19.30	to	19.66
2022	6,602,436	8.48	to	9.44	54,630,553	-	0.25	to	0.55	(23.00)	to	(22.77)
2021	6,954,914	11.02	to	12.22	74,689,436	-	0.25	to	0.55	14.22	to	14.56
2020	7,370,682	9.65	to	10.67	69,088,919	-	0.25	to	0.55	23.13	to	23.50
2019	7,890,891	7.84	to	8.64	60,043,741	0.13	0.25	to	0.55	30.57	to	30.96
Templeton Foreign VIP Division
2023	2,313,100	1.96	to	2.23	4,681,550	3.23	0.25	to	0.55	20.10	to	20.46
2022	2,303,149	1.63	to	1.86	3,880,577	3.04	0.25	to	0.55	(8.11)	to	(7.84)
2021	2,238,912	1.77	to	2.01	4,092,397	1.85	0.25	to	0.55	3.59	to	3.90
2020	2,227,458	1.71	to	1.94	3,928,060	3.38	0.25	to	0.55	(1.70)	to	(1.40)
2019	2,414,470	1.74	to	1.96	4,322,882	1.74	0.25	to	0.55	11.91	to	12.25
Templeton Global Bond VIP Division[6]
2023	8,173	-	-	0.98	8,048	-	-	-	0.60	-	-	3.19
2022	4,252	-	-	0.95	4,057	-	-	-	0.60	-	-	(4.85)
Vanguard VIF Balanced Division[6]
2023	84,833	-	-	0.99	84,270	1.18	-	-	0.60	-	-	14.33
2022	12,456	-	-	0.87	10,823	0.43	-	-	0.60	-	-	(14.30)
Vanguard VIF Capital Growth Division[6]
2023	120,947	-	-	1.11	134,373	1.14	-	-	0.60	-	-	27.98
2022	57,447	-	-	0.87	49,870	0.90	-	-	0.60	-	-	(15.49)
Vanguard VIF Diversified Value Division[6]
2023	86,592	-	-	1.08	93,789	1.29	-	-	0.60	-	-	20.13
2022	62,345	-	-	0.90	56,214	-	-	-	0.60	-	-	(11.49)
Vanguard VIF Equity Income Division[6]
2023	303,023	-	-	1.11	335,157	2.93	-	-	0.60	-	-	8.10
2022	160,794	-	-	1.02	164,523	1.29	-	-	0.60	-	-	(0.66)
Vanguard VIF Growth Division[6]
2023	11,286	-	-	0.94	10,619	-	-	-	0.60	-	-	40.14
Vanguard VIF International Division[6]
2023	135,773	-	-	0.81	110,506	1.48	-	-	0.60	-	-	14.65
Vanguard VIF Real Estate Index Division[6]
2023	41,678	-	-	0.86	35,916	2.25	-	-	0.60	-	-	11.70
2022	26,504	-	-	0.77	20,448	0.32	-	-	0.60	-	-	(26.30)
Vanguard VIF Short-Term Investment-Grade Division[6]
2023	79,027	-	-	1.00	79,167	1.27	-	-	0.60	-	-	6.16
2022	40,221	-	-	0.94	37,954	-	-	-	0.60	-	-	(5.72)
F-79

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

1 The investment income ratios represent the dividends, excluding distributions of capital gains, received by the division/sub-account from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division/sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the division/sub-account invests.

2 The expense ratios represent the annualized policy expense of the divisions of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3 The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum expense ratio amounts, some individual policy total returns and unit values are not within the ranges presented.

4 See Note 2 to the financial statements for the previous name of this division.

5 After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the division name changed from Invesco V.I. Core Bond to Invesco V.I. Core Plus Bond. Financial highlights for the years 2018-2021 correspond to the Invesco V.I. Core Bond Division.

6 This Division/Fund became available to the Separate Account as an investment option on December 13, 2021, but it is presented from the year when the investment or unit activity has been started.

B.	The separate account assesses “current” charges associated with each policy. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Separate Account. Charges shown below state charges assessed at a monthly rate unless otherwise specified.

Administrative Charge	Effective annual rate of 0.25% of the policy’s average daily net assets
This charge is assessed through a reduction in unit values.	in the Separate Account
Administrative Charge	$5 to $12 per month
This charge is assessed through a redemption of units.
Mortality and Expense Risk Charge	Effective annual rate of 0.25% - 0.65% of the policy’s
This charge is assessed through a reduction in unit values	assets held in the Separate Account.
or through the redemption of units.
Face Amount Charge	$0.00 to $0.17 per $1,000 of face amount or charge is based
This charge is assessed through a redemption of units.	on the initial selected face amount of the Policy
Insurance Charge/Cost of Insurance Charge	$0.00 to $70.83 per $1,000 of insurance risk
This charge is assessed through a redemption of units.
Additional Mortality Fees	$0.00 to $83.33 per $1,000 of insurance risk
This charge is assessed through a redemption of units.	$0.08 to $83.33 per $1,000 of face amount
Loan Interest Rate Expense Charge	Effective annual rate of 0.00% to 1.50% of the loan amount
This charge is assessed through a redemption of units.
F-80

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

Rider Charges:
The rider charges do not apply to all segments within the Separate Account.
These charges are assessed through the redemption of units.
A. Disability Benefit	$0.01 to $0.26 per $1 of monthly deductions
$0.00 to $0.09318 per $1,000 of insurance risk
B. Guaranteed Insurability	$0.03 to $0.11 per $1,000 of option amount
C. Other Insured	$0.03 to $25.01 per $1,000 of insurance risk
D. Waiver of Monthly Charges	$0.01 to $0.26 per $1 of monthly deductions
E. Estate Protection	$0.00 to $14.97 per $1,000 of insurance risk
F. Survivorship Term	$0.00 to $23.52 per $1,000 of insurance risk
$0.00 to $0.04 per $1,000 of face amount
G. Additional Mortality Fees	$0.00 to $83.33 per $1,000 of face amount
H. Term Rider	$0.00 to $31.33 per $1,000 of insurance risk

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 7, 2024, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-81